As filed with the Securities and Exchange Commission on April 30, 2004
                                                              File No. 333-78761
                                                                        811-8914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               -------------------
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
  Pre-Effective Amendment No.                                                | |
  Post-Effective Amendment No. 11                                            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
  Amendment No. 11                                                           |X|
                        (Check appropriate box or boxes.)

                               -------------------
                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                               -------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                               -------------------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                               -------------------
It is proposed that this filing will become effective (check appropriate space):
       [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
       |X| On May 1, 2004 pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] On __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------


        Title of Securities Being Registered: Deferred Variable Annuity
================================================================================

                                     PART A

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
   [diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond]   Phoenix-Kayne Rising Dividends Series

   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series
   [diamond]   Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series
   [diamond]   Phoenix-MFS Investors Trust Series
   [diamond]   Phoenix-MFS Value Series
   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series

   [diamond]   Phoenix-Oakhurst Value Equity Series

   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies


* Not available to new investors
    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.
    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:       [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                              ANNUITY OPERATIONS DIVISION
                                                              PO Box 8027
                                                              Boston, MA 02266-8027
                                                [telephone]   Tel. 800/541-0171

                         TABLE OF CONTENTS

Heading                                                      Page
-----------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................    7
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    7
GIA.......................................................    8
MVA.......................................................    8
PURCHASE OF CONTRACTS.....................................    9
DEDUCTIONS AND CHARGES....................................    9
   Daily Deductions from the Separate Account.............    9
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   10
   Market Value Adjustment................................   10
   Other Charges..........................................   10
THE ACCUMULATION PERIOD...................................   10
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10
   Transfers .............................................   10
   Disruptive Trading and Market Timing...................   10
   Optional Programs and Riders...........................   11
   Surrender of Contract; Partial Withdrawals.............   14
   Lapse of Contract......................................   14
   Payment Upon Death Before Maturity Date ...............   14
THE ANNUITY PERIOD........................................   15
   Variable Accumulation Annuity Contracts................   15
   Annuity Payment Options ...............................   15
   Payment Upon Death After Maturity Date.................   17
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   17
   Valuation Date.........................................   17
   Valuation Period.......................................   18
   Accumulation Unit Value................................   18
   Net Investment Factor..................................   18
MISCELLANEOUS PROVISIONS..................................   18
   Assignment.............................................   18
   Deferment of Payment ..................................   18
   Free Look Period.......................................   18
   Amendments to Contracts................................   18
   Substitution of Fund Shares............................   18
   Ownership of the Contract..............................   19
FEDERAL INCOME TAXES......................................   19
   Introduction...........................................   19
   Income Tax Status......................................   19
   Taxation of Annuities in General--Nonqualified Plans...   19
   Additional Considerations..............................   20
   Owner Control..........................................   21
   Diversification Standards .............................   21
   Taxation of Annuities in General--Qualified Plans......   22
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   25
STATE REGULATION..........................................   25
REPORTS...................................................   26
VOTING RIGHTS.............................................   26
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   26
LEGAL MATTERS.............................................   26
SAI TABLE OF CONTENTS.....................................   26
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage                          This table describes the fees and expenses that you will
       of amount surrendered.....................   0%                  pay at the time that you purchase the contract, surrender
    Transfer Charge (1)                                                 the contract or transfer cash value between the subaccounts.
       Current ..................................   None                State premium taxes may also be deducted.
       Maximum...................................   $20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2)..................................   $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
    guaranteed annuitization value)..............   .60%                These tables describe the fees and expenses that you will
ANNUAL SEPARATE ACCOUNT EXPENSES (as a                                  pay periodically during the time that you own the contract,
    percentage of average account value)                                not including annual fund fees and expenses.

    Mortality and Expense Risk Fee...............  1.275%
    Daily Administrative Fee.....................  0.125%
                                                   ------
    Total Annual Separate Account Expenses.......  1.400%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses for the year ended 12/31/03, charged by the fund
    Total Annual Fund Operating                                         companies that you may pay periodically during the time
    Expenses (expenses that are                                         that you own the contract. More detail concerning the
    deducted from the fund assets                                       funds' fees and total and net fund operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)..    0.30%        5.73%              the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
If you surrender or annuitize at the end of the applicable time         other variable annuity contracts. These costs include
period or do not surrender your contract, your costs would be:          contract owner transaction expenses, contract fees,
                                                                        separate account annual expenses and the maximum fund fees
 1 Year          3 Years         5 Years           10 Years             and expenses that were charged for the year ended
-----------------------------------------------------------             12/31/03.
 $765            $2,234          $3,622            $6,770
                                                                        The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
                                                                        assumptions.

------------------------------------------------------------------------------------------------------------------------------------

1 We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."
2 This charge is deducted on each contract anniversary from the investment options you have selected. See "Deductions & Charges."
3 The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."



ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                            Investment       12b-1      Other Operating       Total Annual Fund
                        Series                             Management Fee    Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06%(2)(7)            1.56%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)
-----------------------------------------------------------------------------------------------------------------------------------

  1 The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
  2 The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
  3 The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
  4 The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
  5 The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
  6 The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
  7 The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
  8 The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                              Net Annual
                                              Reimbursements     Fund
                 Series                         & Waivers      Expenses
                 -------                        ---------      --------
Phoenix-AIM Mid-Cap Equity                       (1.17%)        1.10%
Phoenix-Alliance/Bernstein Enhanced Index        (0.09%)        0.65%
Phoenix-Alliance/Bernstein Growth + Value        (1.55%)        1.10%
Phoenix-Engemann Small & Mid-Cap Growth          (0.48%)        1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)  (0.86%)        0.70%
Phoenix-Kayne Rising Dividends                   (1.52%)        0.85%
Phoenix-Kayne Small-Cap Quality Value            (4.68%)        1.05%
Phoenix-Lazard International Equity Select       (0.98%)        1.05%
Phoenix-Lazard Small-Cap Value                   (2.28%)        1.05%
Phoenix-Lazard U.S. Multi-Cap                    (3.77%)        0.95%
Phoenix-Lord Abbett Bond-Debenture               (1.62%)        0.90%
Phoenix-Lord Abbett Large-Cap Value              (0.95%)        0.90%
Phoenix-Lord Abbett Mid-Cap Value                (2.17%)        1.00%



                                                              Net Annual
                                              Reimbursements     Fund
                Series                          & Waivers      Expenses
                ------                          ---------      --------
Phoenix-MFS Investors Growth Stock               (0.17%)        1.00%
Phoenix-MFS Investors Trust                      (2.92%)        1.00%
Phoenix-MFS Value                                (0.63%)        1.00%
Phoenix-Northern Dow 30                          (0.41%)        0.60%
Phoenix-Northern Nasdaq-100 Index(R)             (0.85%)        0.60%
Phoenix-Oakhurst Growth and Income               (0.06%)        0.95%
Phoenix-Oakhurst Value Equity                    (0.07%)        0.95%
Phoenix-Sanford Bernstein Global Value           (0.86%)        1.15%
Phoenix-Sanford Bernstein Mid-Cap Value          (0.07%)        1.30%
Phoenix-Sanford Bernstein Small-Cap Value        (0.22%)        1.30%
Phoenix-Seneca Mid-Cap Growth                    (0.01%)        1.15%
Phoenix-State Street Research Small-Cap Growth   (2.74%)        1.00%

 9 These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment   12b-1 or     Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%       0.25%(1)    0.15%        1.00%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio(2)                        0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.30%        1.80%         (0.00%)        1.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61%(5)    0.25%       0.21%        1.07%         (0.01%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(6)                  0.81%       0.25%(4)    0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

 1  The fund has voluntarily agreed to waive this service fee.
 2 A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 3 A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 4 While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 5 The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
 6 The fund administration fee is paid indirectly through the investment management fee.
 7  The funds' operating expenses have been annualized.
 8 The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 9 The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 10 The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 11 The advisor has contractually agreed to limit net annual fund expenses to
    1.45% of the series' average net assets until April 30, 2005.
 12 The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary
   Shares                                                              (0.25%)                                0.75%
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information see "Investments of the Separate Account," "GIA" and "MVA."


    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $20,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and/or the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."


DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.
          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax" and Appendix C.
[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less then 10 years. These tables are highlights only.


    More information including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix D.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after one and five years. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102-5056. PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information see "GIA" and "MVA."


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust
[diamond] Scudder Investments VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond] Bank draft program--$500

    o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
    o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group; or

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT


TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."


    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an investment division. No federal income taxes are applicable under present law and we are not presently making any such deduction.



MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


ADMINISTRATIVE FEE
    We make a daily deduction from the account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;


(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and


(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from the MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling our Annuity Operations Division at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.



    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify our Annuity Operations Division at 800/541-0171 or in writing to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

REALLOCATION BENEFIT RIDER

    This optional benefit rider provides contract owners with supplemental payments on an amount they transfer out of the GIA into any variable subaccount under the Separate Account. The amount of any supplemental payments we make will be a percentage of the amount transferred out of the GIA as described in the rider. Any supplemental payments we make under this program cannot be forfeited. An owner who elects to transfer an amount out of the GIA to receive a supplemental payment cannot make any subsequent payments or transfers to the GIA after such transfer. This optional benefit will be a one-time offer and the transfer out of the GIA must occur during the exercise period as described in the rider. We do not charge for this rider.


    This benefit will be available only to contract owners with amounts allocated to the GIA on May 15, 2003, and is subject to state insurance department approval.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the GIA in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."


    Any request for a partial withdrawal from, or full surrender of, a contract should be mailed to our Annuity Operations Division.



LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

          PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

    Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80. The amount of death benefit payable is equal to the greater of:

          o  100% of payments, less adjusted partial withdrawals; or
          o  the contract value on the claim date; or
          o  the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

          o the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
          o  the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o  100% of payments, less withdrawals; or
          o  the contract value on the claim date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity payment option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment option rate. The contract is issued with guaranteed minimum annuity payment option rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment option rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment option rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by us on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity payment option has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

    --------------------------------- ----------------------
       New Year's Day                    Independence Day
    --------------------------------- ----------------------
       Martin Luther King, Jr. Day       Labor Day
    --------------------------------- ----------------------
       Washington's Birthday             Thanksgiving Day
    --------------------------------- ----------------------
       Good Friday                       Christmas Day
    --------------------------------- ----------------------
       Memorial Day
    --------------------------------- ----------------------


VALUATION PERIOD
--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available.

    In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, a change in the income tax laws, because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."



ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL
    GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code

Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.


SERVICING AGENT
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

    ------------------------------- --------------------------
        YEAR ENDED DECEMBER 31,              FEE PAID
    ------------------------------- --------------------------
                 2001                          N/A
    ------------------------------- --------------------------
                 2002                          N/A
    ------------------------------- --------------------------
                 2003                     $1.8 Million
    ------------------------------- --------------------------

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.



VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Distuptive Trading and Market Timing
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.



APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE

                                                                                    Investment Type
                                                     -------------------------------------------------------------------------------
                                                         Aggressive                              Growth &
                  Series                                   Growth      Conservative     Growth    Income      Income    Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                        --------------------------------------------------------------------------------------------
                                                                        Duff &
                                                 Phoenix    Phoenix      Phelps                           Deutsche    Federated
                                               Investment   Variable   Investment     AIM    Fred Alger    Asset      Investment
                                                Counsel,    Advisors,  Management  Advisors, Management, Management,  Management
                 Series                           Inc.        Inc.        Co.         Inc.      Inc.        Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                        --------------------------------------------------------------------------------------------
                                               Fidelity             Morgan
                                              Management Franklin   Stanley            Templeton  Templeton  Templeton   Wanger
                                                 and      Mutual   Investment  Rydex     Asset     Global    Investment   Asset
                                               Research  Advisers, Management  Global  Management, Advisors   Counsel, Management,
                 Series                        Company      LLC       Inc.    Advisors    Ltd.     Limited      Inc.      L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                                  Kayne
                                                                                                Anderson
                                                         Aberdeen      AIM         Alliance      Rudnick       Lazard      Lord,
                                                          Fund       Capital       Capital      Investment      Asset      Abbett
                                                         Managers,  Management,   Management,   Management,  Management    & Co.
                                                           Inc.        Inc.          L.P.          LLC           LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                               Subadvisors
                                                   -------------------------------------------------------------------


                                                                    Northern                   Seneca     State Street
                                                          MFS         Trust      Engemann      Capital     Research &
                                                       Investment  Investments,     Asset      Management,  Management
                                                       Management     N.A.       Management       LLC        Company
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                     |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                             |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                        |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                               |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                         |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                               |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                  |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                                                 |X|
----------------------------------------------------------------------------------------------------------------------


APPENDIX B--GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000

[diamond] Bank draft program--$500

[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.



APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%             0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00              1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00              1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."



--------------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity purchase premium payments are taxed upon purchase premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to purchase premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS (Condensed Financial Information)
------------------------------------------------------------------------------------------------------------------------------------

   The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.224                $1.591                 603
 From 1/1/02 to 12/31/02                                                     $1.457                $1.224                 448
 From 1/1/01 to 12/31/01                                                     $1.946                $1.457                 604
 From 1/1/00 to 12/31/00                                                     $2.344                $1.946                 494
 From 10/13/99* to 12/31/99                                                  $2.000                $2.344                 490

PHOENIX-AIM MID-CAP EQUITY
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.868                $2.361                 67
 From 3/5/02* to 12/31/02                                                    $2.000                $1.868                 26

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.234                $1.536                 430
 From 1/1/02 to 12/31/02                                                     $1.640                $1.234                 632
 From 1/1/01 to 12/31/01                                                     $1.188                $1.640                 818
 From 1/1/00 to 12/31/00                                                     $2.162                $1.888                 701
 From 8/19/99* to 12/31/99                                                   $2.000                $2.162                 764

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.578                $1.961                 71
 From 1/1/02 to 12/31/02                                                     $2.135                $1.578                 26
 From 11/15/01 to 12/31/01                                                   $2.000                $2.135                 10

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $3.239                $4.416                 286
 From 1/1/02 to 12/31/02                                                     $2.931                $3.239                 166
 From 1/1/01 to 12/31/01                                                     $2.788                $2.931                 143
 From 1/1/00* to 12/31/00                                                    $2.161                $2.788                 86
 From 12/1/99* to 12/31/99                                                   $2.000                $2.161                  2

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.974                $1.215                2,233
 From 1/1/02 to 12/31/02                                                     $1.314                $0.974                2,571
 From 1/1/01 to 12/31/01                                                     $2.038                $1.314                2,356
 From 1/1/00* to 12/31/00                                                    $2.513                $2.038                2,047
 From 8/19/99* to 12/31/99                                                   $2.000                $2.513                 624

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.744                $1.074                 422
 From 1/1/02 to 12/31/02                                                     $1.060                $0.744                 400
 From 1/1/01 to 12/31/01                                                     $1.467                $1.060                 298
 From 8/15/00* to 12/31/00                                                   $2.000                $1.467                 150



* Date Subaccount began operations                               D-1



                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================

PHOENIX-GOODWIN MONEY MARKET
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.168                $2.153               15,565
 From 1/1/02 to 12/31/02                                                     $2.168                $2.168                5,058
 From 1/1/01 to 12/31/01                                                     $2.118                $2.168                5,579
 From 1/1/00 to 12/31/00                                                     $2.026                $2.118                7,487
 From 8/27/99* to 12/31/99                                                   $2.000                $2.026                 642

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.426                $2.741                 748
 From 1/1/02 to 12/31/02                                                     $2.237                $2.426                 815
 From 1/1/01 to 12/31/01                                                     $2.139                $2.237                 560
 From 1/1/00 to 12/31/00                                                     $2.036                $2.139                 261
 From 11/1/99* to 12/31/99                                                   $2.000                $2.036                  30

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
===================================================================== ===================== ===================== ==================
 From 6/4/03* to 12/31/04                                                    $2.000                $1.021                 500

PHOENIX-KAYNE RISING DIVIDENDS
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.920                $2.255                 47
 From 10/3/02* to 12/31/02                                                   $2.000                $1.920                 11

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.009                $2.383                 21
 From 10/29/02* to 12/31/02                                                  $2.000                $2.009                  2

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.905                $2.439                 118
 From 10/14/02* to 12/31/02                                                  $2.000                $1.905                  6

PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.947                $2.667                 46
 From 10/15/02* to 12/31/02                                                  $2.000                $1.947                 13

PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.999                $2.538                  5
 From 10/29/02* to 12/31/02                                                  $2.000                $1.999                  2

PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================== ===================== ===================== ==================
 From 4/3/03* to 12/31/03                                                    $2.000                $2.457                 265

PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.974                $2.535                 186
 From 10/03/02* to 12/31/02                                                  $2.000                $1.974                 40

PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.990                $2.442                 220
 From 11/27/02* to 12/31/02                                                  $2.000                $1.990                  6

PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.929                $1.107                1,545
 From 1/1/02 to 12/31/02                                                     $1.324                $0.929                1,853
 From 1/1/01 to 12/31/01                                                     $1.763                $1.324                1,586
 From 1/3/01* to 12/31/00                                                    $2.000                $1.763                1,252



* Date Subaccount began operations                               D-2



                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================

PHOENIX-MFS INVESTORS TRUST
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.624                $1.963                 61
 From 5/6/02* to 12/31/02                                                    $2.000                $1.624                 20

PHOENIX-MFS VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.792                $2.206                 239
 From 6/11/02* to 12/31/02                                                   $2.000                $1.792                 112

PHOENIX-NORTHERN DOW 30
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.515                $1.903                 486
 From 1/1/02 to 12/31/02                                                     $1.818                $1.515                 268
 From 1/1/01 to 12/31/01                                                     $1.961                $1.818                 251
 From 1/31/00* to 12/31/00                                                   $2.000                $1.961                 239

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.468                $0.686                1,201
 From 1/1/02 to 12/31/02                                                     $0.760                $0.468                 279
 From 1/1/01 to 12/31/01                                                     $1.151                $0.760                 108
 From 1/1/00 to 12/31/00                                                     $2.000                $1.151                 13

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.381                $1.735                1,326
 From 1/1/02 to 12/31/02                                                     $1.807                $1.381                1,421
 From 1/1/01 to 12/31/01                                                     $1.996                $1.807                1,596
 From 1/1/00 to 12/31/00                                                     $2.167                $1.996                1,193
 From 9/20/99* to 12/31/99                                                   $2.000                $2.167                 101

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.827                $2.160                1,550
 From 1/1/02 to 12/31/02                                                     $2.096                $1.827                1,719
 From 1/1/01 to 12/31/01                                                     $2.087                $2.096                 613
 From 1/1/00 to 12/31/00                                                     $2.103                $2.087                 273
 From 10/29/99* to 12/31/99                                                  $2.000                $2.103                  92

PHOENIX-OAKHURST VALUE EQUITY
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.720                $2.101                 785
 From 1/1/02 to 12/31/02                                                     $2.235                $1.720                 936
 From 1/1/01 to 12/31/01                                                     $2.763                $2.235                 758
 From 1/1/00 to 12/31/00                                                     $2.119                $2.763                 310
 From 11/22/99* to 12/31/99                                                  $2.000                $2.119                  38

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.567                $2.052                 130
 From 1/1/02 to 12/31/02                                                     $1.858                $1.567                 50
 From 6/11/01* to 12/31/01                                                   $2.000                $1.858                 28

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.515                $3.495                 351
 From 1/1/02 to 12/31/02                                                     $2.789                $2.515                 384
 From 1/1/01 to 12/31/01                                                     $2.300                $2.789                 240
 From 1/1/00 to 12/31/00                                                     $1.994                $2.300                 178
 From 11/22/99* to 12/31/99                                                  $2.000                $1.994                  31



* Date Subaccount began operations                               D-3



                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.057                $2.918                 184
 From 1/1/02 to 12/31/02                                                     $2.281                $2.057                 204
 From 4/02/01* to 12/31/01                                                   $2.000                $2.281                 73

PHOENIX-SENECA MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.570                $1.994                 641
 From 1/1/02 to 12/31/02                                                     $2.358                $1.570                 683
 From 1/1/01 to 12/31/01                                                     $2.854                $2.358                 732
 From 1/1/00 to 12/31/00                                                     $2.854                $3.202                 642
 From 9/2/99* to 12/31/99                                                    $2.000                $2.854                  40

PHOENIX-SENECA STRATEGIC THEME
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.067                $1.444                 872
 From 1/1/02 to 12/31/02                                                     $1.665                $1.067                 993
 From 1/1/01 to 12/31/01                                                     $2.325                $1.665                1.272
 From 1/1/00 to 12/31/00                                                     $2.663                $2.325                1,139
 From 9/2/99* to 12/31/99                                                    $2.000                $2.663                 164

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.006                $3.034                 47
 From 10/15/02* to 12/31/02                                                  $2.000                $2.006                  5

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.379                $1.761                 121
 From 1/1/02 to 12/31/02                                                     $1.665                $1.379                 36
 From 7/11/01* to 12/31/01                                                   $2.000                $1.665                 32

AIM V.I. PREMIER EQUITY FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.290                $1.591                 61
 From 1/1/02 to 12/31/02                                                     $1.876                $1.290                 64
 From 7/3/01* to 12/31/01                                                    $2.000                $1.876                 25

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.804                $1.068                 491
 From 1/1/02 to 12/31/02                                                     $1.234                $0.804                 466
 From 1/1/01 to 12/31/01                                                     $1.489                $1.234                 394
 From 8/23/00* to 12/31/00                                                   $2.000                $1.489                 274

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.457                $2.480                1,281
 From 1/1/02 to 12/31/02                                                     $2.285                $2.457               12,685
 From 1/1/01 to 12/31/01                                                     $2.165                $2.285                8,263
 From 1/1/00 to 12/31/00                                                     $1.977                $2.165                 186
 From 11/17/99* to 12/31/99                                                  $2.000                $1.977                  5

FEDERATED HIGH INCOME BOND FUND II
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.814                $2.186                 563
 From 1/1/02 to 12/31/02                                                     $1.814                $1.814                 519
 From 1/1/01 to 12/31/01                                                     $1.815                $1.814                 370
 From 1/1/00 to 12/31/00                                                     $2.023                $1.815                 215
 From 9/13/99* to 12/31/99                                                   $2.000                $2.023                  10



* Date Subaccount began operations                               D-4



                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================
VIP CONTRAFUND PORTFOLIO
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.457                $1.844                 547
 From 1/1/02 to 12/31/02                                                     $1.632                $1.457                 313
 From 1/1/01 to 12/31/01                                                     $1.889                $1.632                 228
 From 6/27/00* to 12/31/00                                                   $2.000                $1.889                 147

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.261                $1.613                 71
 From 1/1/02 to 12/31/02                                                     $1.638                $1.261                 67
 From 1/1/01 to 12/31/01                                                     $1.942                $1.638                 34
 From 12/5/00* to 12/31/00                                                   $2.000                $1.942                  9

VIP GROWTH PORTFOLIO
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.935                $1.224                 554
 From 1/1/02 to 12/31/02                                                     $1.359                $0.935                 543
 From 1/1/01 to 12/31/01                                                     $1.675                $1.359                 353
 From 7/25/00* to 12/31/00                                                   $2.000                $1.675                  51

MUTUAL SHARES SECURITIES FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.078                $2.564                 267
 From 1/1/02 to 12/31/02                                                     $2.389                $2.078                 307
 From 1/1/01 to 12/31/01                                                     $2.263                $2.389                 171
 From 1/1/00 to 12/31/00                                                     $2.041                $2.263                  95
 From 11/22/99* to 12/31/99                                                  $2.000                $2.041                  33

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.255                $1.893                 43
 From 1/1/02 to 12/31/02                                                     $1.275                $1.255                 67
 From 1/1/01 to 12/31/01                                                     $1.407                $1.275                 75
 From 1/1/00 to 12/31/00                                                     $2.099                $1.407                 85
 From 9/2/99* to 12/31/99                                                    $2.000                $2.099                  9

TEMPLETON FOREIGN SECURITIES FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.432                $1.867                 366
 From 1/1/02 to 12/31/02                                                     $1.783                $1.432                 170
 From 1/1/01 to 12/31/01                                                     $2.153                $1.783                 158
 From 1/1/00 to 12/31/00                                                     $2.236                $2.153                 120
 From 8/19/99* to 12/31/99                                                   $2.000                $2.236                 222

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.799                $2.340                 26
 From 1/1/02 to 12/31/02                                                     $1.908                $1.799                 39
 From 1/1/01 to 12/31/01                                                     $2.149                $1.908                 158
 From 1/1/00 to 12/31/00                                                     $2.178                $2.149                 234
 From 8/19/99* to 12/31/99                                                   $2.000                $2.178                 149

TEMPLETON GROWTH SECURITIES FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.843                $2.401                 256
 From 1/1/02 to 12/31/02                                                     $2.293                $1.843                 215
 From 1/1/01 to 12/31/01                                                     $2.357                $2.293                 79
 From 1/1/00 to 12/31/00                                                     $2.229                $2.357                 31
 From 9/14/99* to 12/31/99                                                   $2.000                $2.229                 16



* Date Subaccount began operations                               D-5



                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
===================================================================== ===================== ===================== ==================

RYDEX VARIABLE TRUST JUNO FUND
===================================================================== ===================== ===================== ==================
 From 6/16/03* to 12/31/03                                                   $2.000                $1.051                 148

RYDEX VARIABLE TRUST NOVA FUND
===================================================================== ===================== ===================== ==================
 From 6/4/03* to 12/31/03                                                    $2.000                $1.214                 151

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===================================================================== ===================== ===================== ==================
 From 6/6/03* to 12/31/03                                                    $2.000                $1.152                 16

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.001                $1.316                 319
 From 1/1/02 to 12/31/02                                                     $1.295                $1.001                 261
 From 1/1/01 to 12/31/01                                                     $1.744                $1.295                 159
 From 1/1/00 to 12/31/00                                                     $2.121                $1.744                 174
 From 12/16/99* to 12/31/99                                                  $2.000                $2.121                  2

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.629                $2.059                1,370
 From 1/1/02 to 12/31/02                                                     $2.108                $1.629                 573
 From 11/7/01* to 12/31/01                                                   $2.000                $2.108                  2

TECHNOLOGY PORTFOLIO
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $0.359                $0.523                 336
 From 1/1/02 to 12/31/02                                                     $0.714                $0.359                 398
 From 1/1/01 to 12/31/01                                                     $1.416                $0.714                 614
 From 1/7/01* to 12/31/00                                                    $2.000                $1.416                 636

WANGER INTERNATIONAL SELECT
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.803                $2.511                 160
 From 1/1/02 to 12/31/02                                                     $2.159                $1.803                 166
 From 1/1/01 to 12/31/01                                                     $2.984                $2.159                 183
 From 1/1/01 to 12/31/00                                                     $3.074                $2.984                 154
 From 9/2/99* to 12/31/99                                                    $2.000                $3.074                 13

WANGER INTERNATIONAL SMALL CAP
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.485                $2.180                1,689
 From 1/1/02 to 12/31/02                                                     $1.748                $1.485                1,020
 From 1/1/01 to 12/31/01                                                     $2.250                $1.748                1,030
 From 1/1/01 to 12/31/00                                                     $3.168                $2.250                 595
 From 9/2/99* to 12/31/99                                                    $2.000                $3.168                 53

WANGER SELECT
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $2.492                $3.212                 109
 From 1/1/02 to 12/31/02                                                     $2.736                $2.492                 114
 From 1/1/01 to 12/31/01                                                     $2.544                $2.736                 137
 From 1/1/01 to 12/31/00                                                     $2.356                $2.544                 111
 From 9/2/99* to 12/31/99                                                    $2.000                $2.356                 23

WANGER U.S. SMALLER COMPANIES
===================================================================== ===================== ===================== ==================
 From 1/1/03 to 12/31/03                                                     $1.896                $2.677                1,290
 From 1/1/02 to 12/31/02                                                     $2.311                $1.896                1,503
 From 1/1/01 to 12/31/01                                                     $2.104                $2.311                1,337
 From 1/1/01 to 12/31/00                                                     $2.323                $2.104                 935
 From 9/2/99* to 12/31/99                                                    $2.000                $2.323                 80



* Date Subaccount began operations                               D-6

                             PHOENIX FREEDOM EDGE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series
   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
   [diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond]   Phoenix-Kayne Rising Dividends Series

   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series
   [diamond]   Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series
   [diamond]   Phoenix-MFS Investors Trust Series
   [diamond]   Phoenix-MFS Value Series
   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series

   [diamond]   Phoenix-Oakhurst Value Equity Series

   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:        [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                              ANNUITY OPERATIONS DIVISION
                                                              PO Box 8027, Boston, MA 02266-8027
                                                  [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                                     Page
--------------------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................................    3
CONTRACT SUMMARY..........................................................    6
FINANCIAL HIGHLIGHTS......................................................    7
PERFORMANCE HISTORY.......................................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................................    7
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................................    7
INVESTMENTS OF THE SEPARATE ACCOUNT.......................................    8

   Participating Investment Funds.........................................    8
   Investment Advisors....................................................    8
   Services of the Advisors...............................................    8

PURCHASE OF CONTRACTS.....................................................    8
DEDUCTIONS AND CHARGES....................................................    8

   Mortality and Expense Risk Fee.........................................    8
   Daily Administrative Fee...............................................    9
   Annual Administrative Charge...........................................    9
   Transfer Charge........................................................    9
   Annual Step-up Fee.....................................................    9
   Premium Tax............................................................    9
   Reduced Charges and Credits............................................    9
THE ACCUMULATION PERIOD...................................................    9
   Accumulation Units.....................................................   10
   Accumulation Unit Values...............................................   10
   Transfers .............................................................   10
   Disruptive Trading and Market Timing...................................   10
   Optional Programs and Riders...........................................   10
   Withdrawals............................................................   12
   Contract Termination...................................................   13
   Payment Upon Death Before Maturity Date ...............................   13

THE ANNUITY PERIOD........................................................   14
   Annuity Payments.......................................................   14
   Annuity Payment Options ...............................................   14
   Payment Upon Death After Maturity......................................   16

VARIABLE ACCOUNT VALUATION PROCEDURES.....................................   16
   Valuation Date.........................................................   16
   Valuation Period.......................................................   16
   Accumulation Unit Value................................................   16
   Net Investment Factor..................................................   17

MISCELLANEOUS PROVISIONS..................................................   17
   Assignment.............................................................   17
   Payment Deferral.......................................................   17
   Free Look Period.......................................................   17
   Amendments to Contracts................................................   17
   Substitution of Fund Shares............................................   17
   Ownership of the Contract..............................................   17

FEDERAL INCOME TAXES......................................................   17
   Introduction...........................................................   17
   Income Tax Status......................................................   18
   Taxation of Annuities in General--Nonqualified Plans...................   18
   Additional Considerations..............................................   19
   Owner Control..........................................................   20
   Diversification Standards .............................................   20
   Taxation of Annuities in General--Qualified Plans......................   21
SALES OF VARIABLE ACCUMULATION CONTRACTS..................................   24
STATE REGULATION..........................................................   24
REPORTS...................................................................   25
VOTING RIGHTS.............................................................   25
TEXAS OPTIONAL RETIREMENT PROGRAM.........................................   25
LEGAL MATTERS.............................................................   25
SAI TABLE OF CONTENTS.....................................................   25
APPENDIX A - INVESTMENT OPTIONS...........................................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................................  D-1

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge (1)                                                 pay at the time that you purchase the contract, surrender
       Current ..................................   None                the contract or transfer cash value between the
       Maximum...................................   $20                 subaccounts. State premium taxes may also be deducted.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
       Maximum (2)...............................   $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the

       guaranteed annuitization value)...........   .60%

ANNUAL STEP-UP FEE (4) (as a percentage of the                            These tables describe the fees and expenses that you will
       step-up amount)...........................  0.15%                pay periodically during the time that you own the contract,
                                                   -----
ANNUAL SEPARATE ACCOUNT EXPENSES (as a not
       including annual fund fees and expenses.
       percentage of average account value)
       Mortality and Expense Risk Fee............  1.475%
       Daily Administrative Fee..................  0.125%
                                                   ------
       Total Annual Separate Account Expenses....  1.600%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                        Minimum     Maximum             expenses for the year ended 12/31/03, charged by the fund
                                        -------     -------             companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses).....   0.30%       5.73%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
    If you surrender or annuitize at the end of the applicable          other variable annuity contracts. These costs include
    time period or do not surrender your contract, your costs           contract owner transaction expenses, contract fees, separate
    would be:                                                           account annual expenses and the maximum fund fees and
                                                                        expenses that were charged for the year ended 12/31/03.
DEATH BENEFIT OPTION 1
                  1 Year 3 Years 5 Years 10 Years
                  -------------------------------                       The examples assume that you invest $10,000 in the contract
                     $800 $2,326 $3,759 $6,965                          for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes
DEATH BENEFIT OPTION 2                                                  the maximum fees and expenses of any of the funds. Your
                  1 Year 3 Years 5 Years 10 Years                       actual costs may be higher or lower based on these
                  -------------------------------                       assumptions.
                     $814 $2,364 $3,814 $7,041

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."

(2) This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected. See "Deductions and Charges."
    (3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected. See "Optional Programs & Riders."

(4) We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80. This fee will only be deducted if Death Benefit Option 2 is selected. See "Deductions and Charges."



ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Rule
                                                             Investment    12b-1       Other Operating       Total Annual Fund
                      Series                              Management Fee    Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
The Phoenix Edge Series Fund
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2,7)            1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31,
    2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                            Net Annual                                                    Net Annual
                                                            ----------                                                    ----------
                                              Reimbursements   Fund                                          Reimbursements   Fund
                                              --------------   ----                                          --------------   ----
                Series                          & Waivers    Expenses           Series                         & Waivers    Expenses
                ------                          ---------    --------           ------                         ---------    --------
Phoenix-AIM Mid-Cap Equity                       (1.17%)       1.10%  Phoenix-MFS Investors Growth Stock        (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced Index        (0.09%)       0.65%  Phoenix-MFS Investors Trust               (2.92%)       1.00%
Phoenix-Alliance/Bernstein Growth + Value        (1.55%)       1.10%  Phoenix-MFS Value                         (0.63%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth          (0.48%)       1.25%  Phoenix-Northern Dow 30                   (0.41%)       0.60%
Phoenix-Goodwin Multi-Sector Short Term Bond(9)  (0.86%)       0.70%  Phoenix-Northern Nasdaq-100 Index(R)      (0.85%)       0.60%
Phoenix-Kayne Rising Dividends                   (1.52%)       0.85%  Phoenix-Oakhurst Growth and Income        (0.06%)       0.95%
Phoenix-Kayne Small-Cap Quality Value            (4.68%)       1.05%  Phoenix-Oakhurst Value Equity             (0.07%)       0.95%
Phoenix-Lazard International Equity Select       (0.98%)       1.05%  Phoenix-Sanford Bernstein Global Value    (0.86%)       1.15%
Phoenix-Lazard Small-Cap Value                   (2.28%)       1.05%  Phoenix-Sanford Bernstein Mid-Cap Value   (0.07%)       1.30%
Phoenix-Lazard U.S. Multi-Cap                    (3.77%)       0.95%  Phoenix-Sanford Bernstein Small-Cap Value (0.22%)       1.30%
Phoenix-Lord Abbett Bond-Debenture               (1.62%)       0.90%  Phoenix-Seneca Mid-Cap Growth             (0.01%)       1.15%
Phoenix-Lord Abbett Large-Cap Value              (0.95%)       0.90%  Phoenix-State Street Research Small-Cap   (2.74%)       1.00%
                                                                        Growth
Phoenix-Lord Abbett Mid-Cap Value                (2.17%)       1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------


(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
   Shares
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your annuity contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.



OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. For more information, see "Investments of the Separate Account." You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."



INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Minimum initial premium payment - $30,000

[diamond] Minimum subsequent premium payments - $500

[diamond] Maximum total premium payments - $1,000,000 without our approval

          For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.475%. For more information, see
          "Mortality and Expense Risk Fee."

[diamond] Daily administrative fee--0.125% annually. For more information, see
          "Daily Administrative Fee."

FROM THE CONTRACT
[diamond] Annual Administrative Charge--$35 annually. For more information, see
          "Annual Administrative Charge."

[diamond] Transfer Charge--$0 currently. We reserve the right to impose a transfer fee of up to $20 after the first 12 transfers per contract year. For more information, see "Transfer Charge."

[diamond] Annual Step-up Fee--.15%. For more information, see "Annual Step-up
          Fee."

[diamond] Premium Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see "Premium Tax" and Appendix C.

          For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under the contract. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.


    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. PHL Variable will notify you in writing that the contract has terminated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, deducted from redemptions after one year and five years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. The amounts that will be available for annuity payments under a contract will depend on the investment performance. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Insurance Company, a Connecticut stock life insurance company, incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06102-5056. PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" (the "Company") and in the first person (i.e. as "we", "us", "our"). On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.


    The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account.

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] The Rydex Variable Trust

[diamond] Scudder Investments VIT Funds

[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
[diamond] Minimum initial premium payment--$30,000
[diamond] Minimum subsequent premium payments--$500

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


TRANSFER CHARGE
    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. We reserve the right to limit the number of transfers to 12 per contract year.

ANNUAL STEP-UP FEE
    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of .15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix C."

REDUCED CHARGES AND CREDITS
    We may reduce or eliminate the mortality and expense risk fee or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) The size and type of the group of individuals to whom the contract is offered;

(2) The amount of anticipated premium payments;


(3) Whether there is a preexisting relationship with the company, such as being an employee of the company, or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and


(4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of administrative charge or credit of additional amounts will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information that is required to complete the application is received within 5 days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments are used to purchase accumulation units of the subaccounts, at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts does not automatically change the premium payment allocation schedule of your contract.


    You may also request transfers and changes in premium payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    A transfer charge may apply. For more information, see "Transfer Charge."

OPTIONAL PROGRAMS AND RIDERS
    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitants 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

 EFFECTIVE ANNUAL RATE
    The effective annual rate is equal to 5%.

RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

WITHDRAWALS
    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date, the contract value is zero or insufficient to cover any assessed charges. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant. The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT 1--RETURN OF PREMIUM

          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit less any premium tax is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
              b) the contract value on the claim date.


[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

          Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

              a) the sum of all premium payments, less adjusted partial
                 withdrawals (as defined below); or
              b) the contract value on the claim date; or
              c) the annual step-up amount (as defined below).

          On or after the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

              a) the sum of all premium payments, less adjusted partial
                 withdrawals (as defined below); or
              b) the contract value on the claim date.


    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."


    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life

Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. The net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. The sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------
Washington's Birthday             Thanksgiving Day
-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date" Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option I.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the contract value plus any charges made under the contract. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract, during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in our judgment, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS

--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut 06102. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the

NASD. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


    We pay broker-dealers who sell the contract a commission of generally up to 1% of premium payments and a trail commission which is determined as a percentage of the contract value. Broker-dealers receiving commissions will generally pay a portion of it to their registered representatives as compensation related to sales of the contracts.

    To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

SERVICING AGENT
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2001                          N/A
---------------------------------------------------------
             2002                          N/A
---------------------------------------------------------
             2003                     $1.8 Million
---------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

SAI TABLE OF CONTENTS

--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI is set forth below:


[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Disruptive Trading and Market Timing
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE

-------------------------------------------------------------------------------------------------------------------------------

                                                                           Investment Type
                                            -----------------------------------------------------------------------------------
                  Series                     Aggressive                                 Growth &
                                              Growth      Conservative     Growth        Income       Income       Specialty
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                                                                    |X|
Securities
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                               |X|
Bond
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                      |X|
Growth
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                                    |X|
Securities II
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                |X|
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
-------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         --------------------------------------------------------------------------------------

                                                      Phoenix                                           Deutsche    Federated
                                           Phoenix    Variable  Duff & Phelps    AIM      Fred Alger     Asset      Investment
                                         Investment   Advisors,  Investment    Advisors,  Management,  Management,  Management
                                        Counsel, Inc.   Inc.    Management Co.   Inc.        Inc.         Inc.       Company
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities                                                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                 |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income                                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short           |X|
Term Bond
-------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends               |X|

-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select                                                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                            |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                       |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                              |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                        |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income           |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation        |X|
-------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                |X|

-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                   |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                  |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme               |X|
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
Small-Cap Growth                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                |X|
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                      |X|
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio                                                                                    |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                          |X|
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                     |X|
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                         |X|
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-------------------------------------------------------------------------------------------------------------------------------

Wanger International Select

-------------------------------------------------------------------------------------------------------------------------------
WangerInternational Small Cap
-------------------------------------------------------------------------------------------------------------------------------

Wanger Select

-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies


                                                                                   Advisors
                                         -------------------------------------------------------------------------------------------
                                            Fidelity               Morgan
                                              and      Franklin    Stanley             Templeton   Templeton  Templeton   Wanger
                                           Management   Mutual    Investment  Rydex      Asset       Global   Investment   Asset
                                            Research   Advisers,  Management  Global   Management,  Advisors   Counsel,  Management,
                                            Company      LLC         Inc.     Advisors     Ltd.      Limited     Inc.      L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                  |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Wanger International Select                                                                                                |X|

------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------

Wanger Select                                                                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                        --------------------------------------------------------------------------------------------
                                                                                       Kayne
                                                                                     Anderson
                                                Aberdeen      AIM       Alliance      Rudnick      Lazard
                                                 Fund       Capital     Capital      Investment     Asset      Lord,         MFS
                                                Managers,  Management, Management,   Management,  Management   Abbett &   Investment
                                                  Inc.        Inc.        L.P.          LLC          LLC       Co. LLC    Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                       |X|
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                       |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends                                                          |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                                                 |X|
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                       |X|
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
------------------------------------------------------------------------------------------------------------------------------------



                                        -----------------------------------------------------
                                                           Subadvisors
                                         ----------------------------------------------------

                                                                                   State
                                          Northern                   Seneca        Street
                                            Trust       Engemann     Capital     Research &
                                         Investments,     Asset     Management,  Management
                                             N.A.       Management      LLC        Company
---------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                                                     |X|
Growth
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT VALUE: The value of all assets held in the Separate Account.


ANNUITANT/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: Theabove tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."



------------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.179                 26

PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.103                 36

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.106                  5

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.170                 48

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
         From 9/18/03* to 12/31/03                                         $2.000                $1.077                 16

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================
         From 9/18/03* to 12/31/03                                         $2.000                $1.135                 25

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $0.996                650

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.057                591

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.035

PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.076                 16

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
         From 12/4/03* to 12/31/03                                         $2.000                $1.778                  3

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.155                 55

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================

*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.058                 46

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.128                 34

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.146                  3

PHOENIX-MFS INVESTORS GROWTH STOCK
====================================================================================================================================
         From 10/20/03* to 12/31/03                                        $2.000                $1.053                 57

PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================


PHOENIX-MFS VALUE
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.139                  8

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
         From 10/31/03* to 12/31/03                                        $2.000                $1.128                  7

PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.137                  8

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.118                 25

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.081                165

PHOENIX-OAKHURST VALUE EQUITY
====================================================================================================================================
         From 10/17/03* to 12/31/03                                        $2.000                $1.080                 25

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 12/15/02* to 12/31/02                                        $2.000                $1.141                  4

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.202                 67

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.227                  5

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
         From 10/27/03* to 12/31/03                                        $2.000                $1.071                 18

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.109                  7

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.145                 41

AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
         From 12/4/03* to 12/31/03                                         $2.000                $1.111                  2

AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $1.094                 13

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.082                 12

*Date subaccount began operations.

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.013                346

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
         From 8/26/03* to 12/31/03                                         $2.000                $1.071                179

VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.126                 11

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.114                  8

VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.119                132

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.120                 82

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.162                 29

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
         From 11/20/03* to 12/31/03                                        $2.000                $1.153                193

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $0.942                 25

RYDEX VARIABLE TRUST NOVA FUND
====================================================================================================================================
         From 9/9/03* to 12/31/03                                          $2.000                $1.168                  6

RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
         From 10/16/03* to 12/31/03                                        $2.000                $1.105                 11

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================
         From 10/27/03* to 12/31/03                                        $2.000                $1.185                 18

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
         From 10/6/03* to 12/31/03                                         $2.000                $1.115                 65

TECHNOLOGY PORTFOLIO
====================================================================================================================================
         From 9/26/03* to 12/31/03                                         $2.000                $1.140                  3

WANGER INTERNATIONAL SELECT
====================================================================================================================================


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 10/8/03* to 12/31/03                                         $2.000                $1.238                110

WANGER SELECT
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.063                 11

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 8/29/03* to 12/31/03                                         $2.000                $1.149                 65

------------------------------------------------------------------------------------------------------------------------------------

*Date subaccount began operations.

                                     PART B

                                                                     [VERSION A]


                            RETIREMENT PLANNER'S EDGE
             PHL VARIABLE ACCUMULATION ACCOUNT ("Separate Account")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
PHL Variable Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, Connecticut                           Boston, Massachusetts 02266-8027



                                   May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE


PHL Variable Insurance Company........................................         2

Underwriter...........................................................         2

Disruptive Trading and Market Timing..................................         2

Performance History...................................................         3

Calculation of Yield and Return.......................................         5

Calculation of Annuity Payments ......................................         6

Experts ..............................................................         7

Separate Account Financial Statements.................................      SA-1

Company Financial Statements..........................................       F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.



                        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------
                                                         Inception                                        Since
                        Subaccount                          Date         1Yr           5Yr     10Yr     Inception
------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      12/7/94       29.90%        -2.93%    N/A      4.47%
------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                          10/29/01      26.28%          N/A     N/A      7.82%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/97       24.35%        -3.74%    N/A      1.91%
------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series           10/29/01      24.18%          N/A     N/A     -1.03%
------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         5/1/95       36.22%        16.02%    N/A     13.54%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/7/94       24.60%        -9.32%    N/A      3.30%
------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             8/15/00       44.26%          N/A     N/A    -13.47%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        12/7/94       -0.84%         1.79%    N/A      2.64%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/7/94       12.85%         6.85%    N/A      7.53%
------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series         6/2/03        N/A            N/A     N/A      2.12%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/02       17.31%          N/A     N/A      8.96%
------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/02       18.48%          N/A     N/A     13.37%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/02       27.88%          N/A     N/A     15.28%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                      8/12/02       36.88%          N/A     N/A     23.00%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                       8/12/02       26.86%          N/A     N/A     18.68%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                  8/12/02       15.99%          N/A     N/A     15.90%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                 8/12/02       28.30%          N/A     N/A     18.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                   8/12/02       22.61%          N/A     N/A     15.40%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                  12/20/99      19.02%          N/A     N/A    -13.06%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                         10/29/01      20.73%          N/A     N/A     -0.98%
------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                   10/29/01      22.98%          N/A     N/A      4.49%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             12/20/99      25.50%          N/A     N/A     -1.87%
------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                 8/15/00      46.65%          N/A     N/A    -25.46%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   3/2/98       25.56%        -1.69%    N/A      1.56%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               12/7/94       18.08%         2.30%    N/A      7.98%
------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                        3/2/98       22.03%         3.88%    N/A      4.94%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00      30.81%          N/A     N/A      1.66%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              3/2/98       38.89%         9.05%    N/A      5.26%
------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00      41.73%          N/A     N/A     15.06%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        3/2/98       26.91%        -0.04%    N/A      3.21%
------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      1/29/96       35.22%        -3.80%    N/A      5.08%
------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series      8/12/02       51.12%          N/A     N/A     34.97%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         3/30/01       27.59%          N/A     N/A     -3.16%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               3/30/01       23.21%          N/A     N/A     -6.71%
------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   6/5/00       32.72%          N/A     N/A    -15.69%
------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           7/15/99        0.82%          N/A     N/A      4.97%
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         7/15/99       20.39%          N/A     N/A      1.13%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                        6/5/00       26.44%          N/A     N/A     -2.71%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                 6/5/00       27.73%          N/A     N/A     -9.40%
------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                               6/5/00       30.81%          N/A     N/A    -12.50%
------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/2/98       23.28%         6.14%    N/A      6.41%
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                5/1/97       50.74%         6.28%    N/A     -5.25%
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           5/1/97       30.25%         0.17%    N/A      2.46%
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      5/1/97       29.99%         5.25%    N/A      5.88%
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            5/1/97       30.17%         6.37%    N/A      5.58%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                              6/2/03         N/A           N/A     N/A      5.07%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              6/2/03         N/A           N/A     N/A     21.41%
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/03         N/A           N/A     N/A     15.18%
------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                      7/15/99       31.37%          N/A     N/A     -6.98%
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                          10/29/01      26.25%          N/A     N/A      1.22%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99      45.59%          N/A     N/A    -26.13%
------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 2/1/99       39.15%          N/A     N/A      8.28%
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              5/1/95       46.67%         8.89%    N/A     13.33%
------------------------------------------------------------------------------------------------------------------
Wanger Select                                               2/1/99       28.78%          N/A     N/A     12.70%
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               5/1/95       41.10%         7.18%    N/A     14.42%
------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                        ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                  Prospectus Name                  1994   1995    1996     1997    1998     1999    2000    2001    2002     2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             -1.33%  8.07%  17.00%   10.49%  26.16%   27.83% -17.02%  -25.13% -16.00%   30.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                  -12.14%   26.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                  29.86%   17.19% -12.70%  -13.14% -24.75%   24.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                   -26.12%   24.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                          31.26%   20.37% -22.30%    3.33%  28.99%    5.12%  10.51%   36.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series             0.06% 29.07%  11.01%   19.41%  28.21%   27.89% -18.93%  -35.51% -25.86%   24.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                             -27.76% -29.80%   44.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                2.40%  4.24%   3.56%    3.72%   3.64%    3.40%   4.56%    2.36%   0.00%   -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  -6.80% 21.83%  10.85%    9.55%  -5.49%    3.99%   5.01%    4.60%   8.46%   12.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                        17.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
 Series                                                                                                                      28.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         26.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                         -12.40%  -24.92% -29.84%   19.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                 -21.90%   20.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                           -15.05%   23.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                     -6.87%   -7.30% -16.68%   25.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                -34.01% -38.45%   46.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                  15.40%  -7.90%   -9.46% -23.60%   25.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      -2.77% 16.57%   7.53%   19.07%  19.12%    9.73%  -0.81%    0.44% -12.82%   18.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                       22.61%  30.36%  -19.12% -23.03%   22.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                               -8.15% -15.67%   30.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                            -11.54%  15.29%   21.26%  -9.83%   39.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                                     14.14%  -9.82%   41.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                       43.64%  12.16%  -26.34% -33.45%   27.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                     15.54%  42.71%   52.88% -12.71%  -28.40% -35.89%   35.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
 Series                                                                                                                      51.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 1.08% 33.81%  15.93%   11.93%  17.64%   42.61% -12.15%  -24.36% -25.42%   27.71%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       2.59% 34.36%  13.41%   21.97%  30.57%   28.09% -15.83%  -13.79% -31.24%   23.33%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                        10.47%   18.01%  55.64%   75.59% -25.88%  -17.12% -34.84%   32.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
 Securities II                                            7.26%   2.74%    7.07%   6.16%   -1.98%   9.45%    5.55%   7.52%    0.93%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       18.71%  12.71%   12.25%   1.27%    0.89% -10.29%   -0.05%  -0.03%   20.51%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                              28.13%   22.42%  -8.01%  -13.60% -10.69%   26.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                       22.78%    2.73% -18.33%  -15.65% -23.01%   27.85%
------------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                     37.44%   35.38% -12.30%  -18.89% -31.18%   30.92%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                               7.78%  10.91%    5.55% -13.05%   23.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             -30.38% -22.14%   51.18% -33.01%   -9.38%  -1.55%   50.85%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 -4.21% 13.46%  21.57%   11.93%   7.56%   21.54%  -3.73%  -17.18% -19.70%   30.36%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            -4.57% 20.57%  16.93%   13.67%   4.63%   20.86%  -1.35%  -11.21%  -5.73%   30.11%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  -3.82% 23.23%  20.43%   10.05%  -0.42%   27.01%   5.69%   -2.69% -19.63%   30.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                    28.26%   21.55% -21.41%  -24.65% -36.62%   37.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.09%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                             19.91%  25.84%  -17.81%  -25.75% -22.70%   31.49%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                 26.92%  18.71%  -10.49%  -13.43% -23.40%   26.36%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                              -24.72%  -49.58% -49.68%   45.71%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                        -2.95%  -27.65% -16.48%   39.26%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   30.19%   -2.83%  14.72%  123.40% -28.90%  -22.40% -15.04%   46.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                       7.94%    7.56%  -8.91%   28.90%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    44.57%   27.63%   7.18%   23.35%  -9.44%    9.82% -17.98%   41.22%
------------------------------------------------------------------------------------------------------------------------------------

                     THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:                   $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:......................       .999867
Calculation:
   Ending account value..........................................       .999867
   Less beginning account value..................................      1.000000
   Net change in account value...................................    (0.000133)
Base period return:
   (net change/beginning account value)..........................    (0.000133)
Current yield = return x (365/7) =...............................        -0.70%
Effective yield = [(1 + return)(365/7)] -1 =.....................        -0.69%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


    (1) We assume a hypothetical $1,000 initial investment in the subaccount;

    (2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

    (3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

    (4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

    The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1

    Where:

      II        =      a hypothetical initial payment of
                       $1,000
      R         =      average annual total return for the
                       period
      n         =      number of years in the period
      ERV       =      ending redeemable value of the
                       hypothetical $1,000 for the period
                       [see (2) and (3) above]

    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.



PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM),(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM),(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:


    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table4 projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for five and ten year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.


    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these annuity payment options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)4 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Retirement Planner's Edge) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

























----------------
1 The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of
  30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

2 The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

3 Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

4 The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                        [LOGO]PHOENIX
                                                      WEALTH MANAGEMENT(R)







            PHOENIX
              RETIREMENT
            PLANNER'S EDGE



--------------------------------------------------------------------------------

          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2003











--------------------------------------------------------------------------------
VA0220AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                         PHOENIX-                               PHOENIX-ALLIANCE/     PHOENIX-ALLIANCE/
                                        ABERDEEN             PHOENIX-AIM           BERNSTEIN              BERNSTEIN
                                      INTERNATIONAL         MID-CAP EQUITY       ENHANCED INDEX         GROWTH + VALUE
                                       SUBACCOUNT             SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $        1,285,754      $       146,389      $         917,941     $         132,186
                                   ==================      ===============      =================     =================
   Investment at market            $          975,795      $       158,275      $         661,211     $         140,007
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                            975,795              158,275                661,211               140,007
LIABILITIES
   Accrued expenses                             1,169                  195                    815                   172
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $          974,626      $       158,080      $         660,396     $         139,835
                                   ==================      ===============      =================     =================
Accumulation units outstanding                602,632               66,959                430,026                71,308
                                   ==================      ===============      =================     =================
Unit value                         $         1.590927      $      2.360874      $        1.535712     $        1.961032
                                   ==================      ===============      =================     =================

                                                                                     PHOENIX-
                                      PHOENIX-DUFF &           PHOENIX-           ENGEMANN SMALL           PHOENIX-
                                       PHELPS REAL             ENGEMANN             & MID-CAP            GOODWIN MONEY
                                    ESTATE SECURITIES       CAPITAL GROWTH            GROWTH                MARKET
                                       SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $          989,574      $     5,161,144      $         504,961     $      33,547,699
                                   ==================      ===============      =================     =================
   Investment at market            $        1,262,763      $     2,716,445      $         454,235     $      33,547,699
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                          1,262,763            2,716,445                454,235            33,547,699
LIABILITIES
   Accrued expenses                             1,561                3,355                    559                42,581
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $        1,261,202      $     2,713,090      $         453,676     $      33,505,118
                                   ==================      ===============      =================     =================
Accumulation units outstanding                285,594            2,232,904                422,369            15,565,177
                                   ==================      ===============      =================     =================
Unit value                         $         4.416071      $      1.215050      $        1.074124     $        2.152569
                                   ==================      ===============      =================     =================

                                        PHOENIX-               PHOENIX-
                                     GOODWIN MULTI-         GOODWIN MULTI-
                                      SECTOR FIXED           SECTOR SHORT         PHOENIX-JANUS          PHOENIX-KAYNE
                                         INCOME                TERM BOND         FLEXIBLE INCOME       RISING DIVIDENDS
                                       SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $        1,914,676      $       503,299      $         872,506     $          54,659
                                   ==================      ===============      =================     =================
   Investment at market            $        2,053,739      $       510,802      $         932,955     $          62,806
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                          2,053,739              510,802                932,955                62,806
LIABILITIES
   Accrued expenses                             2,567                  659                  1,220               (43,089)
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $        2,051,172      $       510,143      $         931,735     $         105,895
                                   ==================      ===============      =================     =================
Accumulation units outstanding                748,357              499,545                369,411                46,955
                                   ==================      ===============      =================     =================
Unit value                         $         2.740898      $      1.021216      $        2.522223     $        2.255212
                                   ==================      ===============      =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                      PHOENIX-KAYNE        PHOENIX-LAZARD
                                        SMALL-CAP           INTERNATIONAL         PHOENIX-LAZARD       PHOENIX-LAZARD
                                      QUALITY VALUE         EQUITY SELECT        SMALL-CAP VALUE       U.S. MULTI-CAP
                                        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $           44,237     $        253,529      $         108,006     $          11,875
                                   ==================     ================      =================     =================
   Investment at market            $           49,963     $        287,739      $         123,068     $          12,396
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                             49,963              287,739                123,068                12,396
LIABILITIES
   Accrued expenses                                61                  355                    141                    10
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $           49,902     $        287,384      $         122,927     $          12,386
                                   ==================     ================      =================     =================
Accumulation units outstanding                 20,942              117,849                 46,084                 4,880
                                   ==================     ================      =================     =================
Unit value                         $         2.382775     $       2.438571      $        2.667426     $        2.538414
                                   ==================     ================      =================     =================

                                      PHOENIX-LORD          PHOENIX-LORD          PHOENIX-LORD           PHOENIX-MFS
                                      ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP       INVESTORS GROWTH
                                       DEBENTURE               VALUE                 VALUE                  STOCK
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $          638,903     $        421,530      $         468,957     $       2,886,748
                                   ==================     ================      =================     =================
   Investment at market            $          651,524     $        472,806      $         537,810     $       1,711,779
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                            651,524              472,806                537,810             1,711,779
LIABILITIES
   Accrued expenses                               817                  576                    661                 2,122
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $          650,707     $        472,230      $         537,149     $       1,709,657
                                   ==================     ================      =================     =================
Accumulation units outstanding                264,886              186,285                219,952             1,544,805
                                   ==================     ================      =================     =================
Unit value                         $         2.456553     $       2.534978      $        2.442110     $        1.106713
                                   ==================     ================      =================     =================

                                                                                                          PHOENIX-
                                                                                                          NORTHERN
                                      PHOENIX-MFS            PHOENIX-MFS            PHOENIX-             NASDAQ-100
                                    INVESTORS TRUST             VALUE           NORTHERN DOW 30           INDEX(R)
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $          103,429     $        486,875      $         934,439     $         737,019
                                   ==================     ================      =================     =================
   Investment at market            $          119,615     $        527,410      $         925,573     $         825,561
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                            119,615              527,410                925,573               825,561
LIABILITIES
   Accrued expenses                               133                  646                    828                 1,152
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $          119,482     $        526,764      $         924,745     $         824,409
                                   ==================     ================      =================     =================
Accumulation units outstanding                 60,870              238,796                486,044             1,201,385
                                   ==================     ================      =================     =================
Unit value                         $         1.962933     $       2.205917      $        1.902596     $        0.686216
                                   ==================     ================      =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                              PHOENIX-
                                        PHOENIX-              OAKHURST              PHOENIX-           PHOENIX-SANFORD
                                    OAKHURST GROWTH           STRATEGIC          OAKHURST VALUE       BERNSTEIN GLOBAL
                                       AND INCOME            ALLOCATION              EQUITY                 VALUE
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $        2,743,712     $      3,385,308      $       1,952,322     $         241,959
                                   ==================     ================      =================     =================
   Investment at market            $        2,303,784     $      3,351,604      $       1,650,188     $         266,541
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                          2,303,784            3,351,604              1,650,188               266,541
LIABILITIES
   Accrued expenses                             2,809                3,973                  2,035                   327
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $        2,300,975     $      3,347,631      $       1,648,153     $         266,214
                                   ==================     ================      =================     =================
Accumulation units outstanding              1,326,003            1,549,994                784,536               129,734
                                   ==================     ================      =================     =================
Unit value                         $         1.735271     $       2.159771      $        2.100799     $        2.051998
                                   ==================     ================      =================     =================

                                    PHOENIX-SANFORD        PHOENIX-SANFORD
                                     BERNSTEIN MID-       BERNSTEIN SMALL-       PHOENIX-SENECA        PHOENIX-SENECA
                                       CAP VALUE             CAP VALUE           MID-CAP GROWTH        STRATEGIC THEME
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $          967,483     $        465,423      $       2,161,573     $       2,837,859
                                   ==================     ================      =================     =================
   Investment at market            $        1,228,130     $        536,761      $       1,280,124     $       1,261,506
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                          1,228,130              536,761              1,280,124             1,261,506
LIABILITIES
   Accrued expenses                             1,505                  655                  1,592                 1,587
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $        1,226,625     $        536,106      $       1,278,532     $       1,259,919
                                   ==================     ================      =================     =================
Accumulation units outstanding                350,934              183,703                641,209               872,251
                                   ==================     ================      =================     =================
Unit value                         $         3.495316     $       2.918328      $        1.993940     $        1.444445
                                   ==================     ================      =================     =================

                                     PHOENIX-STATE
                                    STREET RESEARCH                                                    ALGER AMERICAN
                                       SMALL-CAP          AIM V.I. CAPITAL      AIM V.I. PREMIER          LEVERAGED
                                        GROWTH              APPRECIATION             EQUITY                ALLCAP
                                      SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                   ------------------     ----------------      -----------------     -----------------
ASSETS
   Investment at cost              $          135,709     $        208,904      $         106,277     $         463,842
                                   ==================     ================      =================     =================
   Investment at market            $          143,360     $        213,003      $          96,662     $         525,174
                                   ------------------     ----------------      -----------------     -----------------
      Total assets                            143,360              213,003                 96,662               525,174
LIABILITIES
   Accrued expenses                               169                  254                    129                   578
                                   ------------------     ----------------      -----------------     -----------------
NET ASSETS                         $          143,191     $        212,749      $          96,533     $         524,596
                                   ==================     ================      =================     =================
Accumulation units outstanding                 47,198              120,803                 60,688               491,153
                                   ==================     ================      =================     =================
Unit value                         $         3.033872     $       1.761122      $        1.590668     $        1.068091
                                   ==================     ================      =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                      FEDERATED FUND       FEDERATED HIGH
                                        FOR U.S.             INCOME BOND
                                       GOVERNMENT             FUND II --                                  VIP GROWTH
                                      SECURITIES II        PRIMARY SHARES       VIP CONTRAFUND(R)       OPPORTUNITIES
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $        3,002,163      $     1,223,617      $         914,267     $         105,672
                                   ==================      ===============      =================     =================
   Investment at market            $        3,179,857      $     1,232,119      $       1,009,377     $         114,672
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                          3,179,857            1,232,119              1,009,377               114,672
LIABILITIES
   Accrued expenses                             4,030                1,530                  1,001                   141
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $        3,175,827      $     1,230,589      $       1,008,376     $         114,531
                                   ==================      ===============      =================     =================
Accumulation units outstanding              1,280,781              563,001                546,757                71,023
                                   ==================      ===============      =================     =================
Unit value                         $         2.479604      $      2.185772      $        1.844284     $        1.612623
                                   ==================      ===============      =================     =================

                                                                                   TEMPLETON
                                                                                   DEVELOPING             TEMPLETON
                                                            MUTUAL SHARES           MARKETS                FOREIGN
                                       VIP GROWTH            SECURITIES            SECURITIES             SECURITIES
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $          622,399      $       626,041      $          85,189     $         796,421
                                   ==================      ===============      =================     =================
   Investment at market            $          679,229      $       686,446      $          82,192     $         683,356
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                            679,229              686,446                 82,192               683,356
LIABILITIES
   Accrued expenses                               828                  851                    100                   681
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $          678,401      $       685,595      $          82,092     $         682,675
                                   ==================      ===============      =================     =================
Accumulation units outstanding                554,197              267,410                 43,362               365,744
                                   ==================      ===============      =================     =================
Unit value                         $         1.224114      $      2.563828      $        1.893114     $        1.866537
                                   ==================      ===============      =================     =================

                                        TEMPLETON             TEMPLETON
                                      GLOBAL ASSET             GROWTH            RYDEX VARIABLE         RYDEX VARIABLE
                                       ALLOCATION            SECURITIES            TRUST JUNO             TRUST NOVA
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $           64,025      $       602,093      $         159,229     $         158,018
                                   ==================      ===============      =================     =================
   Investment at market            $           60,711      $       618,914      $         155,548     $         183,030
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                             60,711              618,914                155,548               183,030
LIABILITIES
   Accrued expenses                                82                  745                    198                   223
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $           60,629      $       618,169      $         155,350     $         182,807
                                   ==================      ===============      =================     =================
Accumulation units outstanding                 25,910              256,054                147,854               150,564
                                   ==================      ===============      =================     =================
Unit value                         $         2.340078      $      2.401194      $        1.050699     $        1.214148
                                   ==================      ===============      =================     =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                     RYDEX VARIABLE          SCUDDER VIT
                                      TRUST SECTOR          EAFE(R) EQUITY        SCUDDER VIT
                                        ROTATION                INDEX           EQUITY 500 INDEX          TECHNOLOGY
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $           17,135      $       492,022      $       2,451,531     $         748,996
                                   ==================      ===============      =================     =================
   Investment at market            $           18,640      $       420,830      $       2,824,600     $         175,945
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                             18,640              420,830              2,824,600               175,945
LIABILITIES
   Accrued expenses                                23                  520                  4,688                   219
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $           18,617      $       420,310      $       2,819,912     $         175,726
                                   ==================      ===============      =================     =================
Accumulation units outstanding                 16,164              319,369              1,369,649               335,785
                                   ==================      ===============      =================     =================
Unit value                         $         1.151845      $      1.316061      $        2.058859     $        0.523331
                                   ==================      ===============      =================     =================

                                                               WANGER                                    WANGER U.S.
                                     WANGER FOREIGN        INTERNATIONAL                                   SMALLER
                                          FORTY              SMALL CAP           WANGER TWENTY            COMPANIES
                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                   ------------------      ---------------      -----------------     -----------------
ASSETS
   Investment at cost              $          530,149      $     4,837,308      $         252,636     $       2,624,719
                                   ==================      ===============      =================     =================
   Investment at market            $          402,752      $     3,721,070      $         349,907     $       3,458,009
                                   ------------------      ---------------      -----------------     -----------------
      Total assets                            402,752            3,721,070                349,907             3,458,009
LIABILITIES
   Accrued expenses                               485                3,315                    432                 4,325
                                   ------------------      ---------------      -----------------     -----------------
NET ASSETS                         $          402,267      $     3,717,755      $         349,475     $       3,453,684
                                   ==================      ===============      =================     =================
Accumulation units outstanding                160,189            1,688,560                108,798             1,290,118
                                   ==================      ===============      =================     =================
Unit value                         $         2.511209      $      2.180011      $        3.212125     $        2.677031
                                   ==================      ===============      =================     =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                       PHOENIX-                             PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                       ABERDEEN            PHOENIX-AIM          BERNSTEIN            BERNSTEIN
                                                    INTERNATIONAL        MID-CAP EQUITY       ENHANCED INDEX      GROWTH + VALUE
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $           14,757   $                -   $            7,385   $             517
Expenses
   Mortality and expense fees                                 11,864                  938                9,784               1,062
   Indexing (gain) loss                                      (15,514)                  26                  234                  26
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  18,407                 (964)              (2,633)               (571)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions               1,293                1,924             (166,706)               (556)
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              213,120               17,069              313,247              18,224
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                214,413               18,993              146,541              17,668
Net increase (decrease) in net assets resulting
   from operations                                $          232,820   $           18,029   $          143,908   $          17,097
                                                  ==================   ==================   ==================   =================

                                                                                                 PHOENIX-
                                                    PHOENIX-DUFF &          PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                                     PHELPS REAL            ENGEMANN            & MID-CAP          GOODWIN MONEY
                                                  ESTATE SECURITIES      CAPITAL GROWTH           GROWTH               MARKET
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $           28,925   $            2,612   $                -   $         116,154
Expenses
   Mortality and expense fees                                 11,248               36,036                5,487             261,652
   Indexing (gain) loss                                          386                  866                  205               1,874
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  17,291              (34,290)              (5,692)           (147,372)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions               3,616              (65,266)               1,097                   -
Net realized gain distribution from Fund                      34,094                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              211,955              665,423              144,187                   -
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                249,665              600,157              145,284                   -
Net increase (decrease) in net assets resulting
   from operations                                $          266,956   $          565,867   $          139,592   $        (147,372)
                                                  ==================   ==================   ==================   =================

                                                       PHOENIX-             PHOENIX-
                                                   GOODWIN MULTI-        GOODWIN MULTI-
                                                     SECTOR FIXED         SECTOR SHORT        PHOENIX-JANUS        PHOENIX-KAYNE
                                                        INCOME              TERM BOND        FLEXIBLE INCOME      RISING DIVIDENDS
                                                      SUBACCOUNT          SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $          132,173   $           10,247   $           42,369   $             317
Expenses
   Mortality and expense fees                                 28,004                2,740               18,341               1,264
   Indexing (gain) loss                                          410                   38                  184             (79,061)
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                 103,759                7,469               23,844              78,114
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions               6,311                  500               48,042               4,477
Net realized gain distribution from Fund                           -                    -               18,736                 392
Net change in unrealized appreciation
   (depreciation) on investment                              135,418                7,503              (25,177)              8,989
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                141,729                8,003               41,601              13,858
Net increase (decrease) in net assets resulting
   from operations                                $          245,488   $           15,472   $           65,445   $          91,972
                                                  ==================   ==================   ==================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    PHOENIX-KAYNE        PHOENIX-LAZARD
                                                      SMALL-CAP           INTERNATIONAL        PHOENIX-LAZARD      PHOENIX-LAZARD
                                                    QUALITY VALUE         EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                      SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $              362   $            1,474   $               91   $              46
Expenses
   Mortality and expense fees                                    299                1,168                  667                  71
   Indexing (gain) loss                                           10                   49                   25                   2
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                      53                  257                 (601)                (27)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions                (120)                (132)                   7                 382
Net realized gain distribution from Fund                          14                  249                1,117                 237
Net change in unrealized appreciation
   (depreciation) on investment                                5,623               34,202               15,295                 456
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                  5,517               34,319               16,419               1,075
Net increase (decrease) in net assets resulting
   from operations                                $            5,570   $           34,576   $           15,818   $           1,048
                                                  ==================   ==================   ==================   =================

                                                     PHOENIX-LORD         PHOENIX-LORD          PHOENIX-LORD         PHOENIX-MFS
                                                     ABBETT BOND-       ABBETT LARGE-CAP       ABBETT MID-CAP     INVESTORS GROWTH
                                                      DEBENTURE               VALUE                VALUE                STOCK
                                                    SUBACCOUNT(1)          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $           13,487   $            1,837   $            2,253   $               -
Expenses
   Mortality and expense fees                                  2,714                2,182                2,770              22,819
   Indexing (gain) loss                                           48                   67                   94                 495
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  10,725                 (412)                (611)            (23,314)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions                  39               (4,089)                 561            (108,896)
Net realized gain distribution from Fund                       5,355                  893                2,773                   -
Net change in unrealized appreciation
   (depreciation) on investment                               12,621               51,921               69,159             413,483
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                 18,015               48,725               72,493             304,587
Net increase (decrease) in net assets resulting
   from operations                                $           28,740   $           48,313   $           71,882   $         281,273
                                                  ==================   ==================   ==================   =================

                                                                                                                      PHOENIX-
                                                                                                                      NORTHERN
                                                     PHOENIX-MFS           PHOENIX-MFS            PHOENIX-           NASDAQ-100
                                                   INVESTORS TRUST            VALUE           NORTHERN DOW 30          INDEX(R)
                                                      SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $              579   $            6,339   $            8,969   $               -
Expenses
   Mortality and expense fees                                  1,128                4,401                6,126               6,513
   Indexing (gain) loss                                           28                  115                  141                 207
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                    (577)               1,823                2,702              (6,720)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions                   -                  802               (4,036)             14,442
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                               17,870               74,541              117,141             134,022
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                 17,870               75,343              113,105             148,464
Net increase (decrease) in net assets resulting
   from operations                                $           17,293   $           77,166   $          115,807   $         141,744
                                                  ==================   ==================   ==================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                            PHOENIX-
                                                        PHOENIX-            OAKHURST             PHOENIX-          PHOENIX-SANFORD
                                                    OAKHURST GROWTH         STRATEGIC         OAKHURST VALUE      BERNSTEIN GLOBAL
                                                       AND INCOME          ALLOCATION             EQUITY                VALUE
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $           22,682   $           77,949   $           14,834   $           3,188
Expenses
   Mortality and expense fees                                 27,613               41,424               22,221               1,589
   Indexing (gain) loss                                          677                  776                  491                  46
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  (5,608)              35,749               (7,878)              1,553
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions             (46,815)             (40,695)             (52,244)               (389)
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              510,230              488,063              373,883              33,277
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                463,415              447,368              321,639              32,888
Net increase (decrease) in net assets resulting
   from operations                                $          457,807   $          483,117   $          313,761   $          34,441
                                                  ==================   ==================   ==================   =================

                                                    PHOENIX-SANFORD      PHOENIX-SANFORD
                                                     BERNSTEIN MID-     BERNSTEIN SMALL-      PHOENIX-SENECA       PHOENIX-SENECA
                                                       CAP VALUE            CAP VALUE         MID-CAP GROWTH       STRATEGIC THEME
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $            1,890   $                -   $                -   $               -
Expenses
   Mortality and expense fees                                 15,812                6,539               15,777              16,197
   Indexing (gain) loss                                          518                  230                  712                 457
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                 (14,440)              (6,769)             (16,489)            (16,654)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions              31,264                7,229              (89,340)           (222,001)
Net realized gain distribution from Fund                      37,868                9,091                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              317,963              158,305              364,299             586,043
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                387,095              174,625              274,959             364,042
Net increase (decrease) in net assets resulting
   from operations                                $          372,655   $          167,856   $          258,470   $         347,388
                                                  ==================   ==================   ==================   =================

                                                     PHOENIX-STATE
                                                    STREET RESEARCH                                                ALGER AMERICAN
                                                       SMALL-CAP        AIM V.I. CAPITAL     AIM V.I. PREMIER         LEVERAGED
                                                        GROWTH            APPRECIATION            EQUITY               ALLCAP
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $                -   $                -   $              268   $               -
Expenses
   Mortality and expense fees                                    619                1,043                1,358               5,380
   Indexing (gain) loss                                           22                   22                   30                 125
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                    (641)              (1,065)              (1,120)             (5,505)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions                (253)                (532)               1,954            (105,108)
Net realized gain distribution from Fund                       7,447                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                                7,827               22,358               19,376             213,443
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                 15,021               21,826               21,330             108,335
Net increase (decrease) in net assets resulting
   from operations                                $           14,380   $           20,761   $           20,210   $         102,830
                                                  ==================   ==================   ==================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    FEDERATED FUND       FEDERATED HIGH
                                                       FOR U.S.            INCOME BOND
                                                      GOVERNMENT            FUND II --                               VIP GROWTH
                                                     SECURITIES II       PRIMARY SHARES      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $        1,098,597   $           76,555   $            1,817   $             572
Expenses
   Mortality and expense fees                                274,329               16,165                6,950               1,350
   Indexing (gain) loss                                        1,624                  295                  188                  33
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                 822,644               60,095               (5,321)               (811)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions             430,839               17,386              (19,352)             (2,846)
Net realized gain distribution from Fund                     142,477                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                           (1,803,724)             133,372              152,569              27,298
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                             (1,230,408)             150,758              133,217              24,452
Net increase (decrease) in net assets resulting
   from operations                                $         (407,764)  $          210,853   $          127,896   $          23,641
                                                  ==================   ==================   ==================   =================

                                                                                                TEMPLETON
                                                                                                DEVELOPING            TEMPLETON
                                                                          MUTUAL SHARES          MARKETS               FOREIGN
                                                      VIP GROWTH           SECURITIES           SECURITIES           SECURITIES
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $            1,157   $            5,706   $              826   $           5,191
Expenses
   Mortality and expense fees                                  7,858                8,075                1,096               5,879
   Indexing (gain) loss                                          232                  181                   55                 193
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  (6,933)              (2,550)                (325)               (881)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions             (57,787)              (3,431)              (6,004)            123,235
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              216,830              126,221               38,331              96,875
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                159,043              122,790               32,327             220,110
Net increase (decrease) in net assets resulting
   from operations                                $          152,110   $          120,240   $           32,002   $         219,229
                                                  ==================   ==================   ==================   =================

                                                       TEMPLETON            TEMPLETON
                                                     GLOBAL ASSET            GROWTH           RYDEX VARIABLE       RYDEX VARIABLE
                                                      ALLOCATION           SECURITIES           TRUST JUNO           TRUST NOVA
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT(4)         SUBACCOUNT(2)
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $            1,949   $            7,212   $                -   $               -
Expenses
   Mortality and expense fees                                  1,027                6,613                  759               1,049
   Indexing (gain) loss                                           50               (3,154)                   2                  36
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                     872                3,753                 (761)             (1,085)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions              (3,032)                 263                 (289)                286
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                               21,628              133,812               (3,681)             25,012
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                 18,596              134,075               (3,970)             25,298
Net increase (decrease) in net assets resulting
   from operations                                $           19,468   $          137,828   $           (4,731)  $          24,213
                                                  ==================   ==================   ==================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                    RYDEX VARIABLE         SCUDDER VIT
                                                     TRUST SECTOR         EAFE(R) EQUITY        SCUDDER VIT
                                                       ROTATION               INDEX          EQUITY 500 INDEX        TECHNOLOGY
                                                     SUBACCOUNT(3)          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $                -   $           12,264   $           13,389   $               -
Expenses
   Mortality and expense fees                                    170                4,364               33,324               2,297
   Indexing (gain) loss                                            4                  159                  915                  86
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                    (174)               7,741              (20,850)             (2,383)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions               1,136                  (47)             393,601             (83,998)
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                                1,505               83,490              440,395             148,497
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                  2,641               83,443              833,996              64,499
Net increase (decrease) in net assets resulting
   from operations                                $            2,467   $           91,184   $          813,146   $          62,116
                                                  ==================   ==================   ==================   =================

                                                                            WANGER                                  WANGER U.S.
                                                    WANGER FOREIGN       INTERNATIONAL                                SMALLER
                                                         FORTY             SMALL CAP           WANGER TWENTY         COMPANIES
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
Investment income
   Distributions                                  $            1,025   $            5,392   $                -   $               -
Expenses
   Mortality and expense fees                                  7,045               28,225                4,228              45,403
   Indexing (gain) loss                                          318              (35,763)                 112               1,640
                                                  ------------------   ------------------   ------------------   -----------------
Net investment income (loss)                                  (6,338)              12,930               (4,340)            (47,043)
                                                  ------------------   ------------------   ------------------   -----------------
Net realized gain (loss) from share transactions              57,207              297,021                1,746              91,680
Net realized gain distribution from Fund                           -                    -                    -                   -
Net change in unrealized appreciation
   (depreciation) on investment                              114,618              732,980               75,560           1,099,492
                                                  ------------------   ------------------   ------------------   -----------------
Net gain (loss) on investment                                171,825            1,030,001               77,306           1,191,172
Net increase (decrease) in net assets resulting
   from operations                                $          165,487   $        1,042,931   $           72,966   $       1,144,129
                                                  ==================   ==================   ==================   =================

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception April 3, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 6, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                          PHOENIX-                           PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                          ABERDEEN           PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                       INTERNATIONAL       MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                     -----------------    ----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                      $          18,407    $           (964)  $          (2,633)  $            (571)
   Net realized gain (loss)                                      1,293               1,924            (166,706)               (556)
   Net change in unrealized appreciation
      (depreciation) on investments                            213,120              17,069             313,247              18,224
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                               232,820              18,029             143,908              17,097
                                                     -----------------    ----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            750                   5               8,500                 113
   Participant transfers                                       264,168 +            91,987            (224,353)             81,113
   Participant withdrawals                                     (71,503)               (914)            (47,683)                  -
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            193,415              91,078            (263,536)             81,226
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) in net assets                       426,235             109,107            (119,628)             98,323
NET ASSETS
   Beginning of period                                         548,391              48,973             780,024              41,512
                                                     -----------------    ----------------   -----------------   -----------------
   End of period                                     $         974,626    $        158,080   $         660,396   $         139,835
                                                     =================    ================   =================   =================

                                                                                                  PHOENIX-
                                                       PHOENIX-DUFF &         PHOENIX-         ENGEMANN SMALL         PHOENIX-
                                                        PHELPS REAL           ENGEMANN           & MID-CAP         GOODWIN MONEY
                                                     ESTATE SECURITIES     CAPITAL GROWTH          GROWTH              MARKET
                                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     -----------------    ----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                      $          17,291    $        (34,290)  $          (5,692)  $        (147,372)
   Net realized gain (loss)                                     37,710             (65,266)              1,097                   -
   Net change in unrealized appreciation
      (depreciation) on investments                            211,955             665,423             144,187                   -
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                               266,956             565,867             139,592            (147,372)
                                                     -----------------    ----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          8,047              90,372                 779           1,437,223
   Participant transfers                                       599,862             (31,713)             43,884          24,397,196
   Participant withdrawals                                    (152,946)           (415,926)            (27,822)         (3,149,597)
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            454,963            (357,267)             16,841          22,684,822
                                                     -----------------    ----------------   -----------------   -----------------
   Net increase (decrease) in net assets                       721,919             208,600             156,433          22,537,450
NET ASSETS
   Beginning of period                                         539,283           2,504,490             297,243          10,967,668
                                                     -----------------    ----------------   -----------------   -----------------
   End of period                                     $       1,261,202    $      2,713,090   $         453,676   $      33,505,118
                                                     =================    ================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       PHOENIX-             PHOENIX-
                                                    GOODWIN MULTI-       GOODWIN MULTI-
                                                     SECTOR FIXED         SECTOR SHORT         PHOENIX-JANUS        PHOENIX-KAYNE
                                                       INCOME              TERM BOND         FLEXIBLE INCOME     RISING DIVIDENDS
                                                     SUBACCOUNT           SUBACCOUNT(2)         SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                   $          103,759   $            7,469   $           23,844   $          78,114
   Net realized gain (loss)                                    6,311                  500               66,778               4,869
   Net change in unrealized appreciation
      (depreciation) on investments                          135,418                7,503              (25,177)              8,989
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) resulting from
      operations                                             245,488               15,472               65,445              91,972
                                                  ------------------   ------------------   ------------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       74,817                  796               26,146                 115
   Participant transfers                                    (124,879)             499,866             (196,572)             89,827
   Participant withdrawals                                  (121,500)              (5,991)            (744,256)            (97,291)
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (171,562)             494,671             (914,682)             (7,349)
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) in net assets                      73,926              510,143             (849,237)             84,623
NET ASSETS
   Beginning of period                                     1,977,246                    -            1,780,972              21,272
                                                  ------------------   ------------------   ------------------   -----------------
   End of period                                  $        2,051,172   $          510,143   $          931,735   $         105,895
                                                  ==================   ==================   ==================   =================

                                                     PHOENIX-KAYNE       PHOENIX-LAZARD
                                                       SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                                     QUALITY VALUE        EQUITY SELECT      SMALL-CAP VALUE       U.S. MULTI-CAP
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                   $               53   $              257   $             (601)  $             (27)
   Net realized gain (loss)                                     (106)                 117                1,124                 619
   Net change in unrealized appreciation
      (depreciation) on investments                            5,623               34,202               15,295                 456
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) resulting from
      operations                                               5,570               34,576               15,818               1,048
                                                  ------------------   ------------------   ------------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           62              126,074                   36                   5
   Participant transfers                                      44,468              122,290               83,866              11,910
   Participant withdrawals                                    (3,980)              (6,419)              (1,932)             (4,288)
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                 40,550              241,945               81,970               7,627
                                                  ------------------   ------------------   ------------------   -----------------
   Net increase (decrease) in net assets                      46,120              276,521               97,788               8,675
NET ASSETS
   Beginning of period                                         3,782               10,863               25,139               3,711
                                                  ------------------   ------------------   ------------------   -----------------
   End of period                                  $           49,902   $          287,384   $          122,927   $          12,386
                                                  ==================   ==================   ==================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                       ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                        DEBENTURE            VALUE               VALUE                STOCK
                                                      SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    ----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                     $         10,725   $            (412)  $            (611)  $         (23,314)
   Net realized gain (loss)                                    5,394              (3,196)              3,334            (108,896)
   Net change in unrealized appreciation
      (depreciation) on investments                           12,621              51,921              69,159             413,483
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                              28,740              48,313              71,882             281,273
                                                    ----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       13,852              90,196                 737              50,348
   Participant transfers                                     611,863             260,691             456,021             (80,558)++
   Participant withdrawals                                    (3,748)             (5,606)             (2,451)           (262,616)
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions                621,967             345,281             454,307            (292,826)
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                     650,707             393,594             526,189             (11,553)
NET ASSETS
   Beginning of period                                             -              78,636              10,960           1,721,210
                                                    ----------------   -----------------   -----------------   -----------------
   End of period                                    $        650,707   $         472,230   $         537,149   $       1,709,657
                                                    ================   =================   =================   =================

                                                                                                                    PHOENIX-
                                                                                                                    NORTHERN
                                                      PHOENIX-MFS          PHOENIX-MFS          PHOENIX-           NASDAQ-100
                                                    INVESTORS TRUST           VALUE         NORTHERN DOW 30         INDEX(R)
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    ----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                     $           (577)  $           1,823   $           2,702   $          (6,720)
   Net realized gain (loss)                                        -                 802              (4,036)             14,442
   Net change in unrealized appreciation
      (depreciation)on investments                            17,870              74,541             117,141             134,022
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) resulting from
      operations                                         17,293              77,166             115,807             141,744
                                                    ----------------   -----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           25               3,654              20,297               4,810
   Participant transfers                                      71,351             305,197             462,893             620,409
   Participant withdrawals                                    (1,501)            (60,003)            (80,994)            (73,173)
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets
      resulting from participant transactions
                                                              69,875             248,848             402,196             552,046
                                                    ----------------   -----------------   -----------------   -----------------
   Net increase (decrease) in net assets                      87,168             326,014             518,003             693,790
NET ASSETS
   Beginning of period                                        32,314             200,750             406,742             130,619
                                                    ----------------   -----------------   -----------------   -----------------
   End of period                                    $        119,482   $         526,764   $         924,745   $         824,409
                                                     ================   =================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-
                                                      PHOENIX-             OAKHURST              PHOENIX-          PHOENIX-SANFORD
                                                  OAKHURST GROWTH          STRATEGIC          OAKHURST VALUE      BERNSTEIN GLOBAL
                                                     AND INCOME           ALLOCATION              EQUITY                VALUE
                                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (5,608)  $           35,749   $           (7,878)  $            1,553
   Net realized gain (loss)                                 (46,815)             (40,695)             (52,244)                (389)
   Net change in unrealized appreciation
      (depreciation) on investments                         510,230              488,063              373,883               33,277
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                            457,807              483,117              313,761               34,441
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      77,981              200,718               29,347                   23
   Participant transfers                                    (39,439)              86,366             (259,043)             183,974
   Participant withdrawals                                 (157,891)            (564,380)             (46,273)             (31,069)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (119,349)            (277,296)            (275,969)             152,928
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                    338,458              205,821               37,792              187,369
NET ASSETS
   Beginning of period                                    1,962,517            3,141,810            1,610,361               78,845
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $        2,300,975   $        3,347,631   $        1,648,153   $          266,214
                                                 ==================   ==================   ==================   ==================

                                                  PHOENIX-SANFORD      PHOENIX-SANFORD
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA
                                                     CAP VALUE            CAP VALUE           MID-CAP GROWTH       STRATEGIC THEME
                                                     SUBACCOUNT          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $          (14,440)  $           (6,769)  $          (16,489)  $          (16,654)
   Net realized gain (loss)                                  69,132               16,320              (89,340)            (222,001)
   Net change in unrealized appreciation
      (depreciation) on investments                         317,963              158,305              364,299              586,043
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                            372,655              167,856              258,470              347,388
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       9,248                5,556               19,244               40,158
   Participant transfers                                     37,307               23,965               31,262             (134,294)
   Participant withdrawals                                 (159,188)             (81,158)            (102,197)             (53,354)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions              (112,633)             (51,637)             (51,691)            (147,490)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                    260,022              116,219              206,779              199,898
NET ASSETS
   Beginning of period                                      966,603              419,887            1,071,753            1,060,021
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $        1,226,625   $          536,106   $        1,278,532   $        1,259,919
                                                 ==================   ==================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   PHOENIX-STATE
                                                  STREET RESEARCH                                                ALGER AMERICAN
                                                     SMALL-CAP         AIM V.I. CAPITAL    AIM V.I. PREMIER         LEVERAGED
                                                      GROWTH             APPRECIATION           EQUITY               ALLCAP
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $             (641)  $           (1,065)  $           (1,120)  $           (5,505)
   Net realized gain (loss)                                   7,194                 (532)               1,954             (105,108)
   Net change in unrealized appreciation
      (depreciation) on investments                           7,827               22,358               19,376              213,443
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                             14,380               20,761               20,210              102,830
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      27,638               36,451               15,164               43,296
   Participant transfers                                     92,002              112,866              (17,938)              59,943
   Participant withdrawals                                       (3)              (7,452)              (4,086)             (56,418)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               119,637              141,865               (6,860)              46,821
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                    134,017              162,626               13,350              149,651
NET ASSETS
   Beginning of period                                        9,174               50,123               83,183              374,945
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $          143,191   $          212,749   $           96,533   $          524,596
                                                 ==================   ==================   ==================   ==================

                                                   FEDERATED FUND       FEDERATED HIGH
                                                      FOR U.S.            INCOME BOND
                                                     GOVERNMENT            FUND II --                               VIP GROWTH
                                                   SECURITIES II        PRIMARY SHARES      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $          822,644   $           60,095   $           (5,321)  $             (811)
   Net realized gain (loss)                                 573,316               17,386              (19,352)              (2,846)
   Net change in unrealized appreciation
      (depreciation) on investments                      (1,803,724)             133,372              152,569               27,298
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                           (407,764)             210,853              127,896               23,641
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     242,599               29,332               10,634                  282
   Participant transfers                                (27,400,157)             382,702              505,010               12,573
   Participant withdrawals                                 (423,947)            (333,561)             (91,113)              (5,988)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions           (27,581,505)              78,473              424,531                6,867
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                (27,989,269)             289,326              552,427               30,508
NET ASSETS
   Beginning of period                                   31,165,096              941,263              455,949               84,023
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $        3,175,827   $        1,230,589   $        1,008,376   $          114,531
                                                 ==================   ==================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                TEMPLETON
                                                                                               DEVELOPING            TEMPLETON
                                                                        MUTUAL SHARES            MARKETS              FOREIGN
                                                     VIP GROWTH           SECURITIES           SECURITIES           SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (6,933)  $           (2,550)  $             (325)  $             (881)
   Net realized gain (loss)                                 (57,787)              (3,431)              (6,004)             123,235
   Net change in unrealized appreciation
      (depreciation) on investments                         216,830              126,221               38,331               96,875
                                                 ------------------   ------------------   ------------------   ------------------
Net increase (decrease) resulting from
      operations                                            152,110              120,240               32,002              219,229
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      55,904                1,200                  672               19,065
   Participant transfers                                      5,124              (31,302)             (18,099)             201,369
   Participant withdrawals                                  (42,169)             (43,011)             (16,937)                   -
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                18,859              (73,113)             (34,364)             220,434
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                    170,969               47,127               (2,362)             439,663
NET ASSETS
   Beginning of period                                      507,432              638,468               84,454              243,012
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $          678,401   $          685,595   $           82,092   $          682,675
                                                 ==================   ==================   ==================   ==================

                                                      TEMPLETON           TEMPLETON
                                                    GLOBAL ASSET            GROWTH           RYDEX VARIABLE      RYDEX VARIABLE
                                                     ALLOCATION           SECURITIES           TRUST JUNO          TRUST NOVA
                                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT(4)       SUBACCOUNT(2)
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $              872   $            3,753   $             (761)  $           (1,085)
   Net realized gain (loss)                                  (3,032)                 263                 (289)                 286
   Net change in unrealized appreciation
      (depreciation) on investments                          21,628              133,812               (3,681)              25,012
                                                 ------------------   ------------------   ------------------   ------------------
Net increase (decrease) resulting from
      operations                                             19,468              137,828               (4,731)              24,213
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           -               43,411                  251                  225
   Participant transfers                                          -               64,476              172,764              186,115
   Participant withdrawals                                  (29,403)             (24,432)             (12,934)             (27,746)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (29,403)              83,455              160,081              158,594
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                     (9,935)             221,283              155,350              182,807
NET ASSETS
   Beginning of period                                       70,564              396,886                    -                    -
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $           60,629   $          618,169   $          155,350   $          182,807
                                                 ==================   ==================   ==================   ==================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                   RYDEX VARIABLE        SCUDDER VIT
                                                    TRUST SECTOR         EAFE(R) EQUITY       SCUDDER VIT
                                                      ROTATION              INDEX           EQUITY 500 INDEX        TECHNOLOGY
                                                    SUBACCOUNT(3)         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $             (174)  $            7,741   $          (20,850)  $           (2,383)
   Net realized gain (loss)                                   1,136                  (47)             393,601              (83,998)
   Net change in unrealized appreciation
      (depreciation) on investments                           1,505               83,490              440,395              148,497
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                              2,467               91,184              813,146               62,116
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         108                2,040                7,610                   48
   Participant transfers                                     55,264              109,236            1,093,637               17,669
   Participant withdrawals                                  (39,222)             (43,246)             (27,282)             (47,012)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions                16,150               68,030            1,073,965              (29,295)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                     18,617              159,214            1,887,111               32,821
NET ASSETS
   Beginning of period                                            -              261,096              932,801              142,905
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $           18,617   $          420,310   $        2,819,912   $          175,726
                                                 ==================   ==================   ==================   ==================

                                                                            WANGER                                 WANGER U.S.
                                                   WANGER FOREIGN       INTERNATIONAL                                SMALLER
                                                        FORTY             SMALL CAP           WANGER TWENTY         COMPANIES
                                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                 ------------------   ------------------   ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $           (6,338)  $           12,930   $           (4,340)  $          (47,043)
   Net realized gain (loss)                                  57,207              297,021                1,746               91,680
   Net change in unrealized appreciation
      (depreciation) on investments                         114,618              732,980               75,560            1,099,492
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) resulting from
      operations                                            165,487            1,042,931               72,966            1,144,129
                                                 ------------------   ------------------   ------------------   ------------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       3,372               57,049               16,897               42,840
   Participant transfers                                    (59,485)           1,307,396               10,603              (25,617)
   Participant withdrawals                                   (6,264)            (204,849)             (34,675)            (557,186)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from participant transactions               (62,377)           1,159,596               (7,175)            (539,963)
                                                 ------------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets                    103,110            2,202,527               65,791              604,166
NET ASSETS
   Beginning of period                                      299,157            1,515,228              283,684            2,849,518
                                                 ------------------   ------------------   ------------------   ------------------
   End of period                                 $          402,267   $        3,717,755   $          349,475   $        3,453,684
                                                 ==================   ==================   ==================   ==================

+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 3, 2003 to December 31, 2003.
(2) From inception June 4, 2003 to December 31, 2003.
(3) From inception June 6, 2003 to December 31, 2003.
(4) From inception June 16, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                            PHOENIX-           PHOENIX-                          PHOENIX-ALLIANCE/
                                                            ABERDEEN         ABERDEEN NEW       PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL         ASIA           MID-CAP EQUITY     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(1)      SUBACCOUNT
                                                        ---------------   ----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           866   $          1,239   $            (401)  $            (341)
   Net realized gain (loss)                                     587,528             88,729                 233              (2,586)
   Net unrealized appreciation (depreciation)                   (71,396)             3,230              (5,183)            (10,631)
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) resulting from operations            516,998             93,198              (5,351)            (13,558)
                                                        ---------------   ----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         257,165                 38                   -                   -
   Participant transfers                                     (1,085,387)            50,523              72,371              34,243
   Participant withdrawals                                      (20,371)          (101,738)            (18,047)                (27)
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            (848,593)           (51,177)             54,324              34,216
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) in net assets                       (331,595)            42,021              48,973              20,658
NET ASSETS
   Beginning of period                                          879,986            170,996                   -              20,854
                                                        ---------------   ----------------   -----------------   -----------------
   End of period                                        $       548,391   $        213,017   $          48,973   $          41,512
                                                        ===============   ================   =================   =================

                                                                               PHOENIX-
                                                                               DEUTSCHE         PHOENIX-DUFF &        PHOENIX-
                                                            PHOENIX-          NASDAQ-100         PHELPS REAL          ENGEMANN
                                                         DEUTSCHE DOW 30       INDEX(R)       ESTATE SECURITIES    CAPITAL GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        ---------------   ----------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          (601)  $         (1,326)  $          12,223   $         (41,802)
   Net realized gain (loss)                                     (19,368)            (9,358)                329            (129,326)
   Net unrealized appreciation (depreciation)                   (78,877)           (39,603)             29,770            (824,668)
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) resulting from operations            (98,846)           (50,287)             42,322            (995,796)
                                                        ---------------   ----------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          79,715             27,543              66,888             475,382
   Participant transfers                                          6,349             96,754              71,280             165,117
   Participant withdrawals                                      (36,620)           (25,716)            (60,746)           (236,444)
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              49,444             98,581              77,422             404,055
                                                        ---------------   ----------------   -----------------   -----------------
   Net increase (decrease) in net assets                        (49,402)            48,294             119,744            (591,741)
NET ASSETS
   Beginning of period                                          456,144             82,325             419,539           3,096,231
                                                        ---------------   ----------------   -----------------   -----------------
   End of period                                        $       406,742   $        130,619   $         539,283   $       2,504,490
                                                        ===============   ================   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             PHOENIX-                             PHOENIX-
                                                          ENGEMANN SMALL        PHOENIX-       GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER
                                                             GROWTH              MARKET            INCOME           VALUE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         (3,974)  $            627   $        108,611   $          (8,415)
   Net realized gain (loss)                                       (5,894)                 -             (2,196)            (32,829)
   Net unrealized appreciation (depreciation)                    (96,315)                 -             39,924            (462,092)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations            (106,183)               627            146,339            (503,336)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           35,943         15,891,698            795,366             418,785
   Participant transfers                                          82,309          6,009,999             52,250             195,781
   Participant withdrawals                                       (31,175)       (23,031,566)          (270,460)           (195,511)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               87,077         (1,129,869)           577,156             419,055
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                         (19,106)        (1,129,242)           723,495             (84,281)
NET ASSETS
   Beginning of period                                           316,349         12,096,910          1,253,751           1,694,642
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        297,243   $     10,967,668   $      1,977,246   $       1,610,361
                                                        ================   ================   ================   =================

                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS     PHOENIX-KAYNE
                                                         ENHANCED INDEX     FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(4)
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         (5,577)  $         45,044   $        (29,366)  $          11,175
   Net realized gain (loss)                                     (100,118)             9,066           (133,515)                  -
   Net unrealized appreciation (depreciation)                   (230,146)            77,909           (695,624)               (842)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations            (335,841)           132,019           (858,505)             10,333
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          121,831            240,662            244,442                   -
   Participant transfers                                        (221,289)           698,543            427,310              10,939
   Participant withdrawals                                      (126,792)          (136,918)          (191,824)                  -
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (226,250)           802,287            479,928              10,939
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                        (562,091)           934,306           (378,577)             21,272
NET ASSETS
   Beginning of period                                         1,342,115            846,666          2,099,787                   -
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        780,024   $      1,780,972   $      1,721,210   $          21,272
                                                        ================   ================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL     PHOENIX-LAZARD      PHOENIX-LAZARD
                                                          QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE     U.S. MULTI-CAP
                                                          SUBACCOUNT(7)      SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             18   $           (360)  $            (36)  $               -
   Net realized gain (loss)                                           15            (19,054)                 -                   -
   Net unrealized appreciation (depreciation)                        103                  8               (233)                 65
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations                 136            (19,406)              (269)                 65
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -                  -                   -
   Participant transfers                                           3,646             30,269             25,408               3,646
   Participant withdrawals                                             -                  -                  -                   -
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                3,646             30,269             25,408               3,646
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                           3,782             10,863             25,139               3,711
NET ASSETS
   Beginning of period                                                 -                  -                  -                   -
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $          3,782   $         10,863   $         25,139   $           3,711
                                                        ================   ================   ================   =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                        ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH      PHOENIX-MFS
                                                              VALUE              VALUE              STOCK         INVESTORS TRUST
                                                          SUBACCOUNT(3)      SUBACCOUNT(8)       SUBACCOUNT        SUBACCOUNT(2)
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            (29)  $             17   $           (776)  $               6
   Net realized gain (loss)                                            3                  -             (4,320)             (1,007)
   Net unrealized appreciation (depreciation)                       (645)              (306)           (17,724)             (1,684)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations                (671)              (289)           (22,820)             (2,685)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -             30,555               2,452
   Participant transfers                                          79,307             11,249             51,930              32,509
   Participant withdrawals                                             -                  -            (13,147)                 38
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               79,307             11,249             69,338              34,999
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                          78,636             10,960             46,518              32,314
NET ASSETS
   Beginning of period                                                 -                  -             20,889                   -
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $         78,636   $         10,960   $         67,407   $          32,314
                                                        ================   ================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                   PHOENIX-
                                                                                PHOENIX-           OAKHURST        PHOENIX-SANFORD
                                                           PHOENIX-MFS      OAKHURST GROWTH        STRATEGIC      BERNSTEIN GLOBAL
                                                              VALUE            AND INCOME         ALLOCATION            VALUE
                                                          SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           (163)  $        (15,018)  $         40,620   $             (61)
   Net realized gain (loss)                                       (5,900)           (40,974)          (128,083)                 82
   Net unrealized appreciation (depreciation)                    (34,006)          (604,631)          (433,842)             (9,010)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations             (40,069)          (660,623)          (521,305)             (8,989)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          250,400            213,920            765,778               3,026
   Participant transfers                                          12,051           (140,562)         1,953,782              39,305
   Participant withdrawals                                       (21,632)          (335,128)          (341,646)             (7,207)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              240,819           (261,770)         2,377,914              35,124
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                         200,750           (922,393)         1,856,609              26,135
NET ASSETS
   Beginning of period                                                 -          2,884,910          1,285,201              52,710
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        200,750   $      1,962,517   $      3,141,810   $          78,845
                                                        ================   ================   ================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE          CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         (4,632)  $         (2,822)  $        (19,460)  $         (20,461)
   Net realized gain (loss)                                       37,501             17,591            (50,383)           (190,996)
   Net unrealized appreciation (depreciation)                   (195,973)           (93,165)          (513,802)           (473,532)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations            (163,104)           (78,396)          (583,645)           (684,989)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          228,578             86,666            163,976              73,554
   Participant transfers                                         362,728            266,388           (104,111)           (290,644)
   Participant withdrawals                                      (130,059)           (21,282)          (131,260)           (155,276)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              461,247            331,772            (71,395)           (372,366)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                         298,143            253,376           (655,040)         (1,057,355)
NET ASSETS
   Beginning of period                                           668,460            166,511          1,726,793           2,117,376
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        966,603   $        419,887   $      1,071,753   $       1,060,021
                                                        ================   ================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-STATE
                                                         STREET RESEARCH      PHOENIX-VAN
                                                            SMALL-CAP        KAMPEN FOCUS     AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                             GROWTH             EQUITY          APPRECIATION           EQUITY
                                                          SUBACCOUNT(6)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            (28)  $           (653)  $         (1,102)  $            (903)
   Net realized gain (loss)                                            1            (36,701)           (15,761)            (11,769)
   Net unrealized appreciation (depreciation)                       (176)            17,104            (14,364)            (27,989)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations                (203)           (20,250)           (31,227)            (40,661)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -                  -             37,039              68,454
   Participant transfers                                           9,377            (18,055)           (12,534)             16,143
   Participant withdrawals                                             -            (15,166)            (2,004)             (7,479)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                9,377            (33,221)            22,501              77,118
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                           9,174            (53,471)            (8,726)             36,457
NET ASSETS
   Beginning of period                                                 -             75,212             58,849              46,726
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $          9,174   $         21,741   $         50,123   $          83,183
                                                        ================   ================   ================   =================

                                                                             FEDERATED FUND
                                                          ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                            LEVERAGED          GOVERNMENT         INCOME BOND
                                                              ALLCAP          SECURITIES II         FUND II      VIP CONTRAFUND(R)
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         (5,602)  $        692,145   $         58,695   $          (3,351)
   Net realized gain (loss)                                     (119,332)          (149,575)            (2,628)            (19,506)
   Net unrealized appreciation (depreciation)                    (53,743)         1,562,524            (55,310)            (29,920)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations            (178,677)         2,105,094                757             (52,777)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           49,183         11,155,098            240,170              39,395
   Participant transfers                                          86,260           (670,912)           107,814             147,741
   Participant withdrawals                                       (68,047)          (303,295)           (79,495)            (50,038)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               67,396         10,180,891            268,489             137,098
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                        (111,281)        12,285,985            269,246              84,321
NET ASSETS
   Beginning of period                                           486,226         18,879,111            672,017             371,628
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        374,945   $     31,165,096   $        941,263   $         455,949
                                                        ================   ================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                           VIP GROWTH                           MUTUAL SHARES         MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $           (717)  $         (7,102)  $         (2,913)  $              36
   Net realized gain (loss)                                       (6,747)           (55,725)             9,331              (1,324)
   Net unrealized appreciation (depreciation)                    (19,517)          (154,174)           (83,166)                 92
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations             (26,981)          (217,001)           (76,748)             (1,196)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           42,973            197,914            132,242               1,084
   Participant transfers                                          18,057            113,078            196,016              (4,429)
   Participant withdrawals                                        (5,241)           (65,760)           (22,300)             (7,078)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               55,789            245,232            305,958             (10,423)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                          28,808             28,231            229,210             (11,619)
NET ASSETS
   Beginning of period                                            55,215            479,201            409,258              96,073
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $         84,023   $        507,432   $        638,468   $          84,454
                                                        ================   ================   ================   =================

                                                            TEMPLETON          TEMPLETON          TEMPLETON        SCUDDER VIT
                                                             FOREIGN          GLOBAL ASSET          GROWTH        EAFE(R) EQUITY
                                                            SECURITIES         ALLOCATION         SECURITIES          INDEX
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         30,963   $            984   $          4,045   $            (164)
   Net realized gain (loss)                                      258,456            (65,977)             3,383              47,199
   Net unrealized appreciation (depreciation)                    (58,708)            47,856            (97,707)            (67,661)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations             230,711            (17,137)           (90,279)            (20,626)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           67,092                  -            171,864              71,437
   Participant transfers                                        (324,257)            (7,892)           136,301              19,949
   Participant withdrawals                                       (12,186)          (206,417)            (2,487)            (16,140)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (269,351)          (214,309)           305,678              75,246
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                         (38,640)          (231,446)           215,399              54,620
NET ASSETS
   Beginning of period                                           281,652            302,010            181,487             206,476
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        243,012   $         70,564   $        396,886   $         261,096
                                                        ================   ================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                      WANGER
                                                           SCUDDER VIT                         WANGER FOREIGN      INTERNATIONAL
                                                        EQUITY 500 INDEX      TECHNOLOGY           FORTY             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------   ----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         10,643   $         (2,979)  $         (6,435)  $         (27,423)
   Net realized gain (loss)                                      148,786           (350,596)            69,431              49,888
   Net unrealized appreciation (depreciation)                    (67,375)           176,283            (56,410)           (196,065)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) resulting from operations              92,054           (177,292)             6,586            (173,600)
                                                        ----------------   ----------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          148,528             15,126             20,472              75,529
   Participant transfers                                         734,119           (113,015)          (104,892)           (122,417)
   Participant withdrawals                                       (45,105)           (20,238)           (17,903)            (64,577)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              837,542           (118,127)          (102,323)           (111,465)
                                                        ----------------   ----------------   ----------------   -----------------
   Net increase (decrease) in net assets                         929,596           (295,419)           (95,737)           (285,065)
NET ASSETS
   Beginning of period                                             3,205            438,324            394,894           1,800,293
                                                        ----------------   ----------------   ----------------   -----------------
   End of period                                        $        932,801   $        142,905   $        299,157   $       1,515,228
                                                        ================   ================   ================   =================

                                                                               WANGER U.S.
                                                                                SMALLER
                                                          WANGER TWENTY        COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                         $         (4,795)  $        (43,408)
   Net realized gain (loss)                                         (679)           (77,984)
   Net unrealized appreciation (depreciation)                    (30,971)          (557,756)
                                                        ----------------   ----------------
   Net increase (decrease) resulting from operations             (36,445)          (679,148)
                                                        ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            9,980            326,369
   Participant transfers                                          13,330            285,681
   Participant withdrawals                                       (78,404)          (173,468)
                                                        ----------------   ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (55,094)           438,582
                                                        ----------------   ----------------
   Net increase (decrease) in net assets                         (91,539)          (240,566)
NET ASSETS
   Beginning of period                                           375,223          3,090,084
                                                        ----------------   ----------------
   End of period                                        $        283,684   $      2,849,518
                                                        ================   ================

Footnotes for Statements of Changes In Net Assets
For the period ended December 31, 2002

(1) From inception March 5, 2002 to December 31, 2002.
(2) From inception May 6, 2002 to December 31, 2002.
(3) From inception September 13, 2002 to December 31, 2002.
(4) From inception October 3, 2002 to December 31, 2002.
(5) From inception October 14, 2002 to December 31, 2002.
(6) From inception October 15, 2002 to December 31, 2002.
(7) From inception October 29, 2002 to December 31, 2002.
(8) From inception November 27, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                      INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         High total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         Long-term total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      To provide high current income while attempting to limit changes in the series' net asset value per share caused by interest rate changes
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                     Maximum total return consistent with the preservation of capital
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             Long-term capital appreciation with dividend income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                High current income and long-term capital appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series               Capital appreciation with income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                 Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                Long-term growth of capital and future income rather than current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       Long-term growth of capital; secondarily to provide reasonable current income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                 Capital appreciation and reasonable income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           To track the total return of the Dow Jones Industrial Average(SM) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              To track the total return of the Nasdaq-100 Index(R) before fund expenses
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                Dividend growth, current income and capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series             High total return over an extended period of time consistent with prudent investment risk
-----------------------------------------------------------------------------------------------------------------------------------

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                  SERIES NAME                                                      INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                     Long-term capital appreciation with current income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            Long-term capital growth through investment in equity securities of foreign and U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series         small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series    Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary objective
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income by investing primarily in a diversified portfolio or
                                                         U.S. government securities
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   High total return
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
-----------------------------------------------------------------------------------------------------------------------------------
                                                         To provide investment results that will inversely correlate to the price
Rydex Variable Trust Juno Fund                           movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
-----------------------------------------------------------------------------------------------------------------------------------
                                                         To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                           benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Match the performance of the Morgan Stanley Capital International EAFE(R)
Scudder VIT EAFE(R) Equity Index Fund                    Index which emphasizes stocks of companies in major markets in Europe,
                                                         Australasia and the Far East
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                        Match the performance of the Standard & Poor's 500 Composite Stock Price
                                                         Index which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                     Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                     Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------------------

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                               PURCHASES                          SALES
----------                                                               ---------                          -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Aberdeen International Series                               $  16,025,866                    $  15,813,866
   Phoenix-AIM Mid-Cap Equity Series                                         107,260                           17,009
   Phoenix-Alliance/Bernstein Enhanced Index Series                           65,944                          332,313
   Phoenix-Alliance/Bernstein Growth + Value Series                           90,329                            9,545
   Phoenix-Duff & Phelps Real Estate Securities Series                       726,304                          219,087
   Phoenix-Engemann Capital Growth Series                                    507,208                          898,650
   Phoenix-Engemann Small & Mid-Cap Growth Series                            216,179                          204,878
   Phoenix-Goodwin Money Market Series                                    70,198,164                       47,629,995
   Phoenix-Goodwin Multi-Sector Fixed Income Series                          411,071                          478,606
   Phoenix-Goodwin Multi-Sector Short Term Bond Series                       540,973                           38,174
   Phoenix-Janus Flexible Income Series                                      223,416                        1,096,478
   Phoenix-Kayne Rising Dividends Series                                     126,277                           98,413
   Phoenix-Kayne Small-Cap Quality Value Series                               44,891                            4,218
   Phoenix-Lazard International Equity Select Series                         255,714                           13,265
   Phoenix-Lazard Small-Cap Value Series                                      85,109                            2,514
   Phoenix-Lazard U.S. Multi-Cap Series                                       17,784                            9,942
   Phoenix-Lord Abbett Bond-Debenture Series                                 643,815                            4,951
   Phoenix-Lord Abbett Large-Cap Value Series                                408,540                           62,297
   Phoenix-Lord Abbett Mid-Cap Value Series                                  479,210                           22,094
   Phoenix-MFS Investors Growth Stock Series                                 351,372                          667,639
   Phoenix-MFS Investors Trust Series                                         94,383                           24,991
   Phoenix-MFS Value Series                                                  340,566                           89,472
   Phoenix-Northern Dow 30 Series                                            579,253                          174,018
   Phoenix-Northern Nasdaq-100 Index(R) Series                             1,571,694                        1,025,342
   Phoenix-Oakhurst Growth and Income Series                                 204,927                          329,576
   Phoenix-Oakhurst Strategic Allocation Series                              913,751                        1,155,287
   Phoenix-Oakhurst Value Equity Series                                      129,153                          412,938
   Phoenix-Sanford Bernstein Global Value Series                             196,551                           41,837
   Phoenix-Sanford Bernstein Mid-Cap Value Series                            363,267                          452,167
   Phoenix-Sanford Bernstein Small-Cap Value Series                          167,351                          216,498
   Phoenix-Seneca Mid-Cap Growth Series                                      222,080                          289,985
   Phoenix-Seneca Strategic Theme Series                                     108,848                          272,734
   Phoenix-State Street Research Small-Cap Growth Series                     141,645                           15,045

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                          SALES
----------                                                                 ---------                          -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                                     $   153,157                      $    12,141
   AIM V.I. Premier Equity Fund                                                21,263                           29,187

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   Alger American Leveraged AllCap Portfolio                                  290,279                          248,761

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                         2,065,899                       28,716,267
   Federated High Income Bond Fund II -- Primary Shares                       865,561                          726,632

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                                557,453                          137,809
   VIP Growth Opportunities Portfolio                                          28,237                           22,134
   VIP Growth Portfolio                                                       256,019                          243,905

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                              196,823                          272,442
   Templeton Developing Markets Securities Fund                                 1,499                           36,212
   Templeton Foreign Securities Fund                                       15,320,764                       15,101,026
   Templeton Global Asset Allocation Fund                                       1,948                           30,755
   Templeton Growth Securities Fund                                           116,484                           28,999

THE RYDEX VARIABLE TRUST
------------------------
   Rydex Variable Trust Juno Fund                                             179,986                           20,468
   Rydex Variable Trust Nova Fund                                             190,778                           33,046
   Rydex Variable Trust Sector Rotation Fund                                   82,535                           66,536

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                                    2,491,466                        2,415,419
   Scudder VIT Equity 500 Index Fund                                       13,858,794                       12,802,923

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                                        34,473                           66,103

WANGER ADVISORS TRUST
---------------------
   Wanger Foreign Forty                                                     2,810,660                        2,879,241
   Wanger International Small Cap                                          23,789,004                       22,615,208
   Wanger Twenty                                                              101,993                          113,462
   Wanger U.S. Smaller Companies                                              563,891                        1,150,055

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  ---------------------------------------------------
SUBACCOUNT                                                           2003                 2002                 2001
----------                                                        ---------            ---------            ---------
THE PHOENIX EDGE SERIES FUND
----------------------------
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Accumulation units outstanding                                   602,632              448,180              604,116
   Unit value                                                     $1.590927            $1.223597            $1.456656
   Net assets (thousands)                                              $975                 $548                 $880
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        2.17%                0.07%              (1.41%)
   Total return                                                      30.02%             (16.00%)             (25.13%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(7)
   Accumulation units outstanding                                    66,959               26,220                    -
   Unit value                                                     $2.360874            $1.867790                    -
   Net assets (thousands)                                              $158                  $49                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (1.44%)              (1.37%)(19)                -
   Total return                                                      26.40%             (15.72%)                    -

   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
   Accumulation units outstanding                                   430,026              632,178              818,469
   Unit value                                                     $1.535712            $1.233868            $1.639788
   Net assets (thousands)                                              $660                 $780               $1,342
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.38%)              (0.50%)              (0.72%)
   Total return                                                      24.46%             (24.75%)             (13.14%)

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
   Accumulation units outstanding                                    71,308               26,311                9,766
   Unit value                                                     $1.961032            $1.577733            $2.135425
   Net assets (thousands)                                              $140                  $42            $      21
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                      (0.75%)              (0.87%)              (0.54%)(19)
   Total return                                                      24.29%             (26.12%)                1.12%

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Accumulation units outstanding                                   285,594              166,489              143,138
   Unit value                                                     $4.416071            $3.239157            $2.931018
   Net assets (thousands)                                            $1,261                 $539                 $420
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        2.15%                2.45%                2.96%
   Total return                                                      36.33%               10.51%                5.12%

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                -----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                      -----------           ----------           ----------
   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Accumulation units outstanding                                 2,232,904            2,570,743            2,356,099
   Unit value                                                     $1.215050            $0.974228            $1.314123
   Net assets (thousands)                                            $2,713               $2,504               $3,096
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.33%)              (1.37%)              (1.34%)
   Total return                                                      24.72%             (25.86%)             (35.51%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Accumulation units outstanding                                   422,369              399,528              298,480
   Unit value                                                     $1.074124            $0.743987            $1.059865
   Net assets (thousands)                                              $454                 $297                 $316
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.45%)              (1.37%)              (1.35%)
   Total return                                                      44.37%             (29.80%)             (27.76%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Accumulation units outstanding                                15,565,177            5,058,213            5,579,035
   Unit value                                                     $2.152569            $2.168289            $2.168280
   Net assets (thousands)                                           $33,505              $10,968              $12,097
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.79%)                0.01%                2.42%
   Total return                                                     (0.72%)                0.00%                2.36%

   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Accumulation units outstanding                                   748,357              814,963              560,472
   Unit value                                                     $2.740898            $2.426178            $2.236954
   Net assets (thousands)                                            $2,051               $1,977               $1,254
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        5.19%                6.16%                7.56%
   Total return                                                      12.97%                8.46%                4.60%

   PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(16)
   Accumulation units outstanding                                   499,545                    -                    -
   Unit value                                                     $1.021216                    -                    -
   Net assets (thousands)                                              $510                    -                    -
   Mortality and expense ratio                                        1.40%(19)                -                    -
   Net investment income ratio                                        3.82%(19)                -                    -
   Total return                                                       1.65%                    -                    -

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  ---------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                        ---------            ---------            ---------
   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Accumulation units outstanding                                   369,411              740,700              384,054
   Unit value                                                     $2.522223            $2.404445            $2.204547
   Net assets (thousands)                                              $932               $1,781                 $847
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        1.82%                3.29%                3.45%
   Total return                                                       4.90%                9.07%                5.73%

   PHOENIX-KAYNE RISING DIVIDENDS SERIES(10)
   Accumulation units outstanding                                    46,955               11,077                    -
   Unit value                                                     $2.255212            $1.920470                    -
   Net assets (thousands)                                              $106                  $21                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                       86.51%              415.06%(19)                -
   Total return                                                      17.43%                6.16%                    -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(13)
   Accumulation units outstanding                                    20,942                1,882                    -
   Unit value                                                     $2.382775            $2.009128                    -
   Net assets (thousands)                                               $50                   $4                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                        0.25%                2.77%(19)                -
   Total return                                                      18.60%                3.72%                    -

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(11)
   Accumulation units outstanding                                   117,849                5,702                    -
   Unit value                                                     $2.438571            $1.905135                    -
   Net assets (thousands)                                              $287                  $11                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                        0.31%              (1.42%)(19)                -
   Total return                                                      28.00%                4.76%                    -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(12)
   Accumulation units outstanding                                    46,084               12,911                    -
   Unit value                                                     $2.667426            $1.947009                    -
   Net assets (thousands)                                              $123                  $25                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (1.26%)              (0.88%)(19)                -
   Total return                                                      37.00%                3.60%                    -

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                       ----------           ----------           ----------
   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(13)
   Accumulation units outstanding                                     4,880                1,856                    -
   Unit value                                                     $2.538414            $1.999139                    -
   Net assets (thousands)                                               $12                   $4                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (0.54%)                    -(19)                -
   Total return                                                      26.98%                1.78%                    -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
   Accumulation units outstanding                                   264,886                    -                    -
   Unit value                                                     $2.456553                    -                    -
   Net assets (thousands)                                              $651                    -                    -
   Mortality and expense ratio                                        1.40%(19)                -                    -
   Net investment income ratio                                        5.53%(19)                -                    -
   Total return                                                      11.91%                    -                    -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(9)
   Accumulation units outstanding                                   186,285               39,836                    -
   Unit value                                                     $2.534978            $1.974032                    -
   Net assets (thousands)                                              $472                  $79                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (0.26%)              (0.22%)(19)                -
   Total return                                                      28.42%                0.29%                    -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
   Accumulation units outstanding                                   219,952                5,508                    -
   Unit value                                                     $2.442110            $1.989919                    -
   Net assets (thousands)                                              $537                  $11                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (0.31%)                1.65%(19)                -
   Total return                                                      22.72%              (2.57%)                    -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
   Accumulation units outstanding                                 1,544,805            1,852,838            1,585,921
   Unit value                                                     $1.106713            $0.928959            $1.324017
   Net assets (thousands)                                            $1,710               $1,721               $2,100
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.43%)              (1.38%)              (1.40%)
   Total return                                                      19.13%             (29.84%)             (24.92%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                       ----------           ----------           ----------
   PHOENIX-MFS INVESTORS TRUST SERIES(8)
   Accumulation units outstanding                                    60,870               19,894                    -
   Unit value                                                     $1.962933            $1.624310                    -
   Net assets (thousands)                                              $119                  $32                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (0.72%)                0.07%(19)                -
   Total return                                                      20.85%             (16.94%)                    -

   PHOENIX-MFS VALUE SERIES(2)
   Accumulation units outstanding                                   238,796              112,028                    -
   Unit value                                                     $2.205917            $1.791956                    -
   Net assets (thousands)                                              $527                 $201                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                        0.58%              (0.12%)(19)                -
   Total return                                                      23.10%             (17.72%)                    -

   PHOENIX-NORTHERN DOW 30 SERIES
   Accumulation units outstanding                                   486,044              268,554              250,925
   Unit value                                                     $1.902596            $1.514561            $1.817853
   Net assets (thousands)                                              $925                 $407                 $456
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        0.62%              (0.13%)              (0.65%)
   Total return                                                      25.62%             (16.68%)              (0.73%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
   Accumulation units outstanding                                 1,201,385              279,369              108,370
   Unit value                                                     $0.686216            $0.467550            $0.759666
   Net assets (thousands)                                              $824                 $131                  $82
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.44%)              (1.36%)              (1.40%)
   Total return                                                      46.77%             (38.45%)              (0.73%)

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Accumulation units outstanding                                 1,326,003            1,421,393            1,596,351
   Unit value                                                     $1.735271            $1.380700            $1.807190
   Net assets (thousands)                                            $2,301               $1,963               $2,885
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.28%)              (0.62%)              (0.88%)
   Total return                                                      25.68%             (23.60%)              (9.46%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                       ----------           ----------            ---------
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Accumulation units outstanding                                 1,549,994            1,719,385              613,201
   Unit value                                                     $2.159771            $1.827286            $2.095890
   Net assets (thousands)                                            $3,348               $3,142               $1,285
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        1.21%                1.37%                1.36%
   Total return                                                      18.20%             (12.82%)                0.44%

   PHOENIX-OAKHURST VALUE EQUITY SERIES
   Accumulation units outstanding                                   784,536              936,279              758,399
   Unit value                                                     $2.100799            $1.719960            $2.234500
   Net assets (thousands)                                            $1,648               $1,610               $1,695
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.50%)              (0.45%)              (0.53%)
   Total return                                                      22.14%             (23.03%)             (19.12%)

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
   Accumulation units outstanding                                   129,734               50,308               28,363
   Unit value                                                     $2.051998            $1.567228            $1.858384
   Net assets (thousands)                                              $266                  $79                  $53
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                        1.37%              (0.10%)                3.13%(19)
   Total return                                                      30.93%             (15.67%)              (7.08%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Accumulation units outstanding                                   350,934              384,402              239,703
   Unit value                                                     $3.495316            $2.514562            $2.788704
   Net assets (thousands)                                            $1,227                 $967                 $668
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.28%)              (0.48%)              (0.02%)
   Total return                                                      39.00%              (9.83%)               21.26%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Accumulation units outstanding                                   183,703              204,090               72,989
   Unit value                                                     $2.918328            $2.057353            $2.281315
   Net assets (thousands)                                              $536                 $420                 $167
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                      (1.45%)              (0.80%)                0.11%(19)
   Total return                                                      41.85%              (9.82%)               14.07%

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  ---------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                        ---------            ---------           ----------
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Accumulation units outstanding                                   641,209              682,798              732,172
   Unit value                                                     $1.993940            $1.569649            $2.358453
   Net assets (thousands)                                            $1,279               $1,072               $1,727
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.46%)              (1.37%)              (1.40%)
   Total return                                                      27.03%             (33.45%)             (26.34%)

   PHOENIX-SENECA STRATEGIC THEME SERIES
   Accumulation units outstanding                                   872,251              993,217            1,271,858
   Unit value                                                     $1.444445            $1.067260            $1.664789
   Net assets (thousands)                                            $1,260               $1,060               $2,117
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.44%)              (1.36%)              (1.39%)
   Total return                                                      35.34%             (35.89%)             (28.40%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(12)
   Accumulation units outstanding                                    47,198                4,573                    -
   Unit value                                                     $3.033872            $2.005995                    -
   Net assets (thousands)                                              $143                   $9                    -
   Mortality and expense ratio                                        1.40%                1.40%(19)                -
   Net investment income ratio                                      (1.45%)              (1.39%)(19)                -
   Total return                                                      51.24%              (2.17%)                    -

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(4)
   Accumulation units outstanding                                   120,803               36,347               31,828
   Unit value                                                     $1.761122            $1.379027            $1.848977
   Net assets (thousands)                                              $213                  $50                  $59
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                      (1.43%)              (1.36%)              (1.42%)(19)
   Total return                                                      27.71%             (25.42%)              (3.68%)

   AIM V.I. PREMIER EQUITY FUND(3)
   Accumulation units outstanding                                    60,688               64,495               24,912
   Unit value                                                     $1.590668            $1.289763            $1.875662
   Net assets (thousands)                                               $97                  $83                  $47
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                      (1.15%)              (1.00%)              (0.96%)(19)
   Total return                                                      23.33%             (31.24%)              (8.27%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                2002                  2001
----------                                                       ----------          -----------           ----------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Accumulation units outstanding                                   491,153              466,328              394,059
   Unit value                                                     $1.068091            $0.804037            $1.233892
   Net assets (thousands)                                              $525                 $375                 $486
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.43%)              (1.36%)              (1.41%)
   Total return                                                      32.84%             (34.84%)             (17.12%)

FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Accumulation units outstanding                                 1,280,781           12,685,854            8,262,753
   Unit value                                                     $2.479604            $2.456681            $2.284845
   Net assets (thousands)                                            $3,176              $31,165              $18,879
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        4.20%                2.55%                2.52%
   Total return                                                       0.93%                7.52%                5.55%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
   Accumulation units outstanding                                   563,001              518,939              370,383
   Unit value                                                     $2.185772            $1.813824            $1.814387
   Net assets (thousands)                                            $1,231                 $941                 $672
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        5.20%                7.48%                8.00%
   Total return                                                      20.51%              (0.03%)              (0.05%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO
   Accumulation units outstanding                                   546,757              312,879              227,746
   Unit value                                                     $1.844284            $1.457269            $1.631763
   Net assets (thousands)                                            $1,008                 $456                 $372
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.07%)              (0.78%)              (0.80%)
   Total return                                                      26.56%             (10.69%)             (13.60%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Accumulation units outstanding                                    71,023               66,613               33,701
   Unit value                                                     $1.612623            $1.261363            $1.638368
   Net assets (thousands)                                              $115                  $84                  $55
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.84%)              (0.75%)              (1.19%)
   Total return                                                      27.85%             (23.01%)             (15.56%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  ---------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                        ---------            ---------            ---------
   VIP GROWTH PORTFOLIO
   Accumulation units outstanding                                   554,197              542,720              352,730
   Unit value                                                     $1.224114            $0.934979            $1.358549
   Net assets (thousands)                                              $678                 $507                 $479
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.24%)              (1.25%)              (1.41%)
   Total return                                                      30.92%             (31.18%)             (18.89%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   MUTUAL SHARES SECURITIES FUND
   Accumulation units outstanding                                   267,410              307,295              171,277
   Unit value                                                     $2.563828            $2.077706            $2.389458
   Net assets (thousands)                                              $686                 $638                 $409
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.44%)              (0.54%)                0.33%
   Total return                                                      23.40%             (13.05%)                5.55%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Accumulation units outstanding                                    43,362               67,298               75,374
   Unit value                                                     $1.893114            $1.254934            $1.274629
   Net assets (thousands)                                               $82                  $84                  $96
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.42%)                0.04%              (0.75%)
   Total return                                                      50.85%              (1.55%)              (9.38%)

   TEMPLETON FOREIGN SECURITIES FUND
   Accumulation units outstanding                                   365,744              169,725              157,954
   Unit value                                                     $1.866537            $1.431797            $1.783127
   Net assets (thousands)                                              $683                 $243                 $282
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (0.21%)                4.58%              (0.24%)
   Total return                                                      30.36%             (19.70%)             (17.18%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Accumulation units outstanding                                    25,910               39,234              158,302
   Unit value                                                     $2.340078            $1.798563            $1.907811
   Net assets (thousands)                                               $61                  $71                 $302
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        1.19%                0.35%              (0.05%)
   Total return                                                      30.11%              (5.73%)             (11.21%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                  ---------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                        ---------            ---------            ---------
   TEMPLETON GROWTH SECURITIES FUND
   Accumulation units outstanding                                   256,054              215,339               79,141
   Unit value                                                     $2.401194            $1.843005            $2.293204
   Net assets (thousands)                                              $618                 $397                 $181
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        0.79%                1.16%               12.00%
   Total return                                                      30.29%             (19.63%)              (2.69%)

THE RYDEX VARIABLE TRUST
------------------------
   RYDEX VARIABLE TRUST JUNO FUND(18)
   Accumulation units outstanding                                   147,854                    -                    -
   Unit value                                                     $1.050699                    -                    -
   Net assets (thousands)                                              $155                    -                    -
   Mortality and expense ratio                                        1.40%(19)                -                    -
   Net investment income ratio                                      (1.40%)(19)                -                    -
   Total return                                                       9.23%                    -                    -

   RYDEX VARIABLE TRUST NOVA FUND(16)
   Accumulation units outstanding                                   150,564                    -                    -
   Unit value                                                     $1.214148                    -                    -
   Net assets (thousands)                                              $183                    -                    -
   Mortality and expense ratio                                        1.40%(19)                -                    -
   Net investment income ratio                                      (1.45%)(19)                -                    -
   Total return                                                      18.02%                    -                    -

   RYDEX VARIABLE TRUST SECTOR ROTATION FUND(17)
   Accumulation units outstanding                                    16,164                    -                    -
   Unit value                                                     $1.151845                    -                    -
   Net assets (thousands)                                               $19                    -                    -
   Mortality and expense ratio                                        1.40%(19)                -                    -
   Net investment income ratio                                      (1.44%)(19)                -                    -
   Total return                                                      14.41%                    -                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Accumulation units outstanding                                   319,369              260,833              159,472
   Unit value                                                     $1.316061            $1.000893            $1.294750
   Net assets (thousands)                                              $420                 $261                 $206
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        2.48%              (0.05%)              (1.40%)
   Total return                                                      31.49%             (22.70%)             (25.75%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                       ----------           ----------          -----------
   SCUDDER VIT EQUITY 500 INDEX FUND(5)
   Accumulation units outstanding                                 1,369,649              572,516                1,521
   Unit value                                                     $2.058859            $1.629302            $2.107747
   Net assets (thousands)                                            $2,820                 $933                   $3
   Mortality and expense ratio                                        1.40%                1.40%                1.40%(19)
   Net investment income ratio                                      (0.88%)                1.99%              (1.53%)(19)
   Total return                                                      26.36%             (23.40%)                1.57%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO
   Accumulation units outstanding                                   335,785              397,889              614,064
   Unit value                                                     $0.523331            $0.359159            $0.713809
   Net assets (thousands)                                              $176                 $143                 $438
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.45%)              (1.36%)              (1.39%)
   Total return                                                      45.71%             (49.68%)             (49.58%)

WANGER ADVISORS TRUST
---------------------
   WANGER FOREIGN FORTY
   Accumulation units outstanding                                   160,189              165,901              182,905
   Unit value                                                     $2.511209            $1.803224            $2.159020
   Net assets (thousands)                                              $402                 $299                 $395
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.26%)              (1.40%)              (1.14%)
   Total return                                                      39.26%             (16.48%)             (27.65%)

   WANGER INTERNATIONAL SMALL CAP
   Accumulation units outstanding                                 1,688,560            1,020,226            1,029,870
   Unit value                                                     $2.180011            $1.485189            $1.748078
   Net assets (thousands)                                            $3,718               $1,515               $1,801
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                        0.64%              (1.40%)               (1.49)
   Total return                                                      46.78%             (15.04%)             (22.29%)

   WANGER TWENTY
   Accumulation units outstanding                                   108,798              113,839              137,153
   Unit value                                                     $3.212125            $2.491981            $2.735796
   Net assets (thousands)                                              $349                 $284                 $375
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.44%)              (1.39%)              (1.42%)
   Total return                                                      28.90%              (8.91%)                7.56%

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     PERIOD ENDED
                                                                                     DECEMBER 31,
                                                                 ----------------------------------------------------
SUBACCOUNT                                                          2003                 2002                 2001
----------                                                       ----------           ----------           ----------
   WANGER U.S. SMALLER COMPANIES
   Accumulation units outstanding                                 1,290,118            1,503,181            1,337,069
   Unit value                                                     $2.677031            $1.895659            $2.311087
   Net assets (thousands)                                            $3,454               $2,850               $3,090
   Mortality and expense ratio                                        1.40%                1.40%                1.40%
   Net investment income ratio                                      (1.45%)              (1.39%)              (1.36%)
   Total return                                                      41.22%             (17.98%)                9.82%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 (1) From inception April 2, 2001 to December 31, 2001.
 (2) From inception June 11, 2001 to December 31, 2001.
 (3) From inception July 3, 2001 to December 31, 2001.
 (4) From inception July 11, 2001 to December 31, 2001.
 (5) From inception November 7, 2001 to December 31, 2001.
 (6) From inception November 15, 2001 to December 31, 2001.
 (7) From inception March 5, 2002 to December 31, 2002.
 (8) From inception May 6, 2002 to December 31, 2002.
 (9) From inception September 13, 2002 to December 31, 2002.
(10) From inception October 3, 2002 to December 31, 2002.
(11) From inception October 14, 2002 to December 31, 2002.
(12) From inception October 15, 2002 to December 31, 2002.
(13) From inception October 29, 2002 to December 31, 2002.
(14) From inception November 27, 2002 to December 31, 2002.
(15) From inception of April 3, 2003 to December 31, 2003.
(16) From inception of June 4, 2003 to December 31, 2003.
(17) From inception of June 6, 2003 to December 31, 2003.
(18) From inception of June 16, 2003 to December 31, 2003.
(19) Annualized.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                    SUBACCOUNT
                                                    ------------------------------------------------------------------------------

                                                         PHOENIX-                          PHOENIX-ALLIANCE/
                                                         ABERDEEN         PHOENIX-AIM          BERNSTEIN        PHOENIX-ALLIANCE/
                                                      INTERNATIONAL     MID-CAP EQUITY       ENHANCED INDEX     BERNSTEIN GROWTH
                                                          SERIES            SERIES               SERIES           + VALUE SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  448,180             26,220             632,178                26,311
Participant deposits                                            1,150                  2               6,159                    64
Participant transfers                                         207,883             41,154            (172,723)               44,933
Participant withdrawals                                       (54,581)              (417)            (35,588)                    -
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 602,632             66,959             430,026                71,308
                                                    ==============================================================================

                                                      PHOENIX-DUFF &        PHOENIX-            PHOENIX-
                                                       PHELPS REAL          ENGEMANN         ENGEMANN SMALL          PHOENIX-
                                                    ESTATE SECURITIES    CAPITAL GROWTH        & MID-CAP          GOODWIN MONEY
                                                          SERIES             SERIES          GROWTH SERIES         MARKET SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  166,489          2,570,743             399,528             5,058,213
Participant deposits                                            2,182             79,638                 945               664,654
Participant transfers                                         157,831            (40,701)             47,262            11,298,384
Participant withdrawals                                       (40,908)          (376,776)            (25,366)           (1,456,074)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 285,594          2,232,904             422,369            15,565,177
                                                    ==============================================================================

                                                                            PHOENIX-
                                                         PHOENIX-        GOODWIN MULTI-
                                                      GOODWIN MULTI-      SECTOR SHORT       PHOENIX-JANUS        PHOENIX-KAYNE
                                                       SECTOR FIXED         TERM BOND       FLEXIBLE INCOME      RISING DIVIDENDS
                                                      INCOME SERIES           SERIES             SERIES              SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  814,963                  -             740,700                11,077
Participant deposits                                           29,437                807              10,689                   107
Participant transfers                                         (48,153)           504,727             (78,931)               85,461
Participant withdrawals                                       (47,890)            (5,989)           (303,047)              (49,690)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 748,357            499,545             369,411                46,955
                                                    ==============================================================================

                                                       PHOENIX-KAYNE     PHOENIX-LAZARD
                                                         SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD
                                                       QUALITY VALUE      EQUITY SELECT     SMALL-CAP VALUE       U.S. MULTI-CAP
                                                           SERIES            SERIES             SERIES                SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                    1,882              5,702              12,911                 1,856
Participant deposits                                               28             55,749                  15                     3
Participant transfers                                          20,918             59,290              33,980                 4,877
Participant withdrawals                                        (1,886)            (2,892)               (822)               (1,856)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  20,942            117,849              46,084                 4,880
                                                    ==============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                    SUBACCOUNT
                                                    ------------------------------------------------------------------------------

                                                      PHOENIX-LORD        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                                      ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS GROWTH
                                                     DEBENTURE SERIES      VALUE SERIES       VALUE SERIES         STOCK SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                        -             39,836               5,508             1,852,838
Participant deposits                                            6,090             37,971                 352                47,544
Participant transfers                                         260,372            110,867             215,228              (100,837)
Participant withdrawals                                        (1,576)            (2,389)             (1,136)             (254,740)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 264,886            186,285             219,952             1,544,805
                                                    ==============================================================================

                                                       PHOENIX-MFS                             PHOENIX-            PHOENIX-
                                                     INVESTORS TRUST       PHOENIX-MFS       NORTHERN DOW 30      NORTHERN NASDAQ-
                                                         SERIES            VALUE SERIES         SERIES         100 INDEX(R) SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                   19,894            112,028             268,554               279,369
Participant deposits                                               14              1,901              13,589                 8,528
Participant transfers                                          41,803            157,361             251,734             1,032,990
Participant withdrawals                                          (841)           (32,494)            (47,833)             (119,502)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  60,870            238,796             486,044             1,201,385
                                                    ==============================================================================

                                                         PHOENIX-            PHOENIX-
                                                      OAKHURST GROWTH        OAKHURST            PHOENIX-         PHOENIX-SANFORD
                                                        AND INCOME          STRATEGIC         OAKHURST VALUE     BERNSTEIN GLOBAL
                                                          SERIES        ALLOCATION SERIES     EQUITY SERIES         VALUE SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                1,421,393          1,719,385             936,279                50,308
Participant deposits                                           47,627             99,895              15,794                    13
Participant transfers                                         (37,343)            17,915            (142,191)               99,258
Participant withdrawals                                      (105,674)          (287,201)            (25,346)              (19,845)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period               1,326,003          1,549,994             784,536               129,734
                                                    ==============================================================================

                                                      PHOENIX-SANFORD    PHOENIX-SANFORD      PHOENIX-SENECA      PHOENIX-SENECA
                                                      BERNSTEIN MID-     BERNSTEIN SMALL-     MID-CAP GROWTH     STRATEGIC THEME
                                                     CAP VALUE SERIES    CAP VALUE SERIES         SERIES              SERIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  384,402            204,090             682,798               993,217
Participant deposits                                            3,893              2,479              10,883                31,599
Participant transfers                                          14,989             10,744               8,244              (109,723)
Participant withdrawals                                       (52,350)           (33,610)            (60,716)              (42,842)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 350,934            183,703             641,209               872,251
                                                    ==============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                    SUBACCOUNT
                                                    ------------------------------------------------------------------------------

                                                       PHOENIX-STATE
                                                      STREET RESEARCH   AIM V.I. CAPITAL                         ALGER AMERICAN
                                                        SMALL-CAP         APPRECIATION      AIM V.I. PREMIER    LEVERAGED ALLCAP
                                                      GROWTH SERIES           FUND             EQUITY FUND          PORTFOLIO
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                    4,573             36,347              64,495               466,328
Participant deposits                                            9,291             21,321              10,808                44,096
Participant transfers                                          33,335             68,292             (11,475)               42,881
Participant withdrawals                                            (1)            (5,157)             (3,140)              (62,152)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  47,198            120,803              60,688               491,153
                                                    ==============================================================================

                                                      FEDERATED FUND     FEDERATED HIGH
                                                         FOR U.S.          INCOME BOND                             VIP GROWTH
                                                       GOVERNMENT           FUND II --      VIP CONTRAFUND(R)     OPPORTUNITIES
                                                      SECURITIES II      PRIMARY SHARES         PORTFOLIO           PORTFOLIO
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                               12,685,854            518,939             312,879                66,613
Participant deposits                                           98,189             14,675               6,567                   201
Participant transfers                                     (11,331,317)           195,142             284,299                 8,570
Participant withdrawals                                      (171,945)          (165,755)            (56,988)               (4,361)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period               1,280,781            563,001             546,757                71,023
                                                    ==============================================================================

                                                                                              TEMPLETON
                                                                                              DEVELOPING           TEMPLETON
                                                        VIP GROWTH        MUTUAL SHARES        MARKETS              FOREIGN
                                                        PORTFOLIO        SECURITIES FUND    SECURITIES FUND      SECURITIES FUND
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  542,720            307,295              67,298               169,725
Participant deposits                                           47,517                534                 410                12,879
Participant transfers                                           7,091            (21,250)            (12,400)              183,140
Participant withdrawals                                       (43,131)           (19,169)            (11,946)                    -
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 554,197            267,410              43,362               365,744
                                                    ==============================================================================

                                                        TEMPLETON          TEMPLETON
                                                       GLOBAL ASSET         GROWTH          RYDEX VARIABLE       RYDEX VARIABLE
                                                     ALLOCATION FUND     SECURITIES FUND    TRUST JUNO FUND      TRUST NOVA FUND
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                   39,234            215,339                   -                     -
Participant deposits                                                -             20,676                 229                   200
Participant transfers                                               -             31,281             159,874               176,388
Participant withdrawals                                       (13,324)           (11,242)            (12,249)              (26,024)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  25,910            256,054             147,854               150,564
                                                    ==============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                    SUBACCOUNT
                                                    ------------------------------------------------------------------------------

                                                      RYDEX VARIABLE       SCUDDER VIT        SCUDDER VIT
                                                       TRUST SECTOR      EAFE(R) EQUITY     EQUITY 500 INDEX       TECHNOLOGY
                                                      ROTATION FUND        INDEX FUND             FUND              PORTFOLIO
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                        -            260,833             572,516               397,889
Participant deposits                                              104              1,885               4,656                   113
Participant transfers                                          54,355             98,055             806,461                33,915
Participant withdrawals                                       (38,295)           (41,404)            (13,984)              (96,132)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                  16,164            319,369           1,369,649               335,785
                                                    ==============================================================================

                                                                             WANGER                                WANGER U.S.
                                                      WANGER FOREIGN      INTERNATIONAL                              SMALLER
                                                           FORTY             SMALL CAP        WANGER TWENTY         COMPANIES
                                                    ------------------  -----------------  ------------------  -------------------
Accumulation units outstanding, beginning
   of period                                                  165,901          1,020,226             113,839             1,503,181
Participant deposits                                            1,598             31,758               5,609                20,190
Participant transfers                                          (4,177)           741,360                 723                (9,462)
Participant withdrawals                                        (3,133)          (104,784)            (11,373)             (223,791)
                                                    ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                 160,189          1,688,560             108,798             1,290,118
                                                    ==============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD
ENDED DECEMBER 31, 2002

                                                                                    SUBACCOUNT
                                                  ------------------------------------------------------------------------------

                                                      PHOENIX-
                                                      ABERDEEN            PHOENIX-           PHOENIX-AIM       PHOENIX-ALLIANCE/
                                                   INTERNATIONAL        ABERDEEN NEW        MID-CAP EQUITY      BERNSTEIN GROWTH
                                                       SERIES           ASIA SERIES             SERIES           + VALUE SERIES
                                                  ----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                    604,116               90,485                    -                9,766
Participant deposits                                      181,519                 (308)                   -                    -
Participant transfers                                    (322,253)              63,709               34,322               16,560
Participant withdrawals                                   (15,202)             (45,918)              (8,102)                 (15)
                                                  ------------------------------------------------------------------------------
Units outstanding, end of period                          448,180              107,968               26,220               26,311
                                                  ==============================================================================

                                                                                            PHOENIX-DUFF &          PHOENIX-
                                                      PHOENIX-            PHOENIX-           PHELPS REAL            ENGEMANN
                                                  DEUTSCHE DOW 30     DEUTSCHE NASDAQ     ESTATE SECURITIES      CAPITAL GROWTH
                                                       SERIES       100 INDEX(R) SERIES         SERIES               SERIES
                                                  ----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                    250,925              108,370              143,138            2,356,099
Participant deposits                                       46,422               42,343               20,999              376,425
Participant transfers                                      (7,459)             185,567               21,546               53,253
Participant withdrawals                                   (21,334)             (56,911)             (19,194)            (215,034)
                                                  ------------------------------------------------------------------------------
Units outstanding, end of period                          268,554              279,369              166,489            2,570,743
                                                  ==============================================================================

                                                      PHOENIX-                                 PHOENIX-
                                                   ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                     & MID-CAP         GOODWIN MONEY         SECTOR FIXED         VALUE EQUITY
                                                   GROWTH SERIES       MARKET SERIES        INCOME SERIES            SERIES
                                                  ----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                    298,480            5,579,035              560,472              758,399
Participant deposits                                       47,953            6,865,295              349,435              193,609
Participant transfers                                      96,708            2,770,500               23,274               12,242
Participant withdrawals                                   (43,613)         (10,156,617)            (118,218)             (27,971)
                                                  ------------------------------------------------------------------------------
Units outstanding, end of period                          399,528            5,058,213              814,963              936,279
                                                  ==============================================================================

                                                    PHOENIX-J.P.
                                                  MORGAN RESEARCH      PHOENIX-JANUS                             PHOENIX-KAYNE
                                                   ENHANCED INDEX     FLEXIBLE INCOME       PHOENIX-JANUS        LARGE-CAP CORE
                                                       SERIES              SERIES           GROWTH SERIES            SERIES
                                                  ----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                    818,469              384,054            1,585,921                    -
Participant deposits                                       80,778              107,665              206,727                    -
Participant transfers                                    (184,521)             308,674              264,852               11,077
Participant withdrawals                                   (82,548)             (59,693)            (204,662)                   -
                                                  ------------------------------------------------------------------------------
Units outstanding, end of period                          632,178              740,700            1,852,838               11,077
                                                  ==============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                    SUBACCOUNT
                                                  -------------------------------------------------------------------------------

                                                    PHOENIX-KAYNE       PHOENIX-LAZARD
                                                      SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD      PHOENIX-LAZARD
                                                    QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                       SERIES               SERIES                SERIES              SERIES
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                           -                    -                    -                    -
Participant deposits                                             -                    -                    -                    -
Participant transfers                                        1,882                5,702               12,911                1,856
Participant withdrawals                                          -                    -                    -                    -
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                             1,882                5,702               12,911                1,856
                                                  ===============================================================================

                                                    PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS           PHOENIX-MFS
                                                  ABBETT LARGE-CAP       ABBETT MID-CAP     INVESTORS GROWTH      INVESTORS TRUST
                                                    VALUE SERIES          VALUE SERIES        STOCK SERIES            SERIES
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                           -                    -                9,795                    -
Participant deposits                                             -                    -               15,535                1,565
Participant transfers                                       39,836                5,508               26,854               18,311
Participant withdrawals                                          -                    -               (7,845)                  18
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                            39,836                5,508               44,339               19,894
                                                  ===============================================================================

                                                                           PHOENIX-              PHOENIX-
                                                                        OAKHURST GROWTH          OAKHURST         PHOENIX-SANFORD
                                                      PHOENIX-MFS         AND INCOME            STRATEGIC        BERNSTEIN GLOBAL
                                                     VALUE SERIES           SERIES          ALLOCATION SERIES      VALUE SERIES
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                           -            1,596,351              613,201               28,363
Participant deposits                                        65,420              125,592              389,374               18,074
Participant transfers                                       56,649              (98,550)             896,652               24,025
Participant withdrawals                                    (10,041)            (202,000)            (179,842)             (20,154)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                           112,028            1,421,393            1,719,385               50,308
                                                  ===============================================================================

                                                   PHOENIX-SANFORD      PHOENIX-SANFORD       PHOENIX-SENECA      PHOENIX-SENECA
                                                   BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH      STRATEGIC THEME
                                                  CAP VALUE SERIES     CAP VALUE SERIES           SERIES              SERIES
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                     239,703               72,989              732,172            1,271,858
Participant deposits                                        78,528               35,636               73,679               56,802
Participant transfers                                      113,500              105,181              (25,163)            (220,929)
Participant withdrawals                                    (47,329)              (9,716)             (97,890)            (114,514)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                           384,402              204,090              682,798              993,217
                                                  ===============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                   SUBACCOUNT
                                                  -------------------------------------------------------------------------------

                                                    PHOENIX-STATE
                                                   STREET RESEARCH        PHOENIX-VAN       AIM V.I. CAPITAL
                                                      SMALL-CAP           KAMPEN FOCUS        APPRECIATION       AIM V.I. PREMIER
                                                    GROWTH SERIES        EQUITY SERIES            FUND              EQUITY FUND
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                           -               51,532               31,828               24,912
Participant deposits                                             -                    -               20,311               46,325
Participant transfers                                        4,573              (15,143)             (14,422)               1,446
Participant withdrawals                                          -              (14,982)              (1,370)              (8,188)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                             4,573               21,407               36,347               64,495
                                                  ===============================================================================

                                                                         FEDERATED FUND
                                                   ALGER AMERICAN           FOR U.S.         FEDERATED HIGH
                                                  LEVERAGED ALLCAP         GOVERNMENT          INCOME BOND      VIP CONTRAFUND(R)
                                                      PORTFOLIO          SECURITIES II           FUND II           PORTFOLIO
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                     394,059            8,262,753              370,383              227,746
Participant deposits                                        46,929            4,864,975              132,383               23,730
Participant transfers                                       95,455             (312,096)              60,625               93,915
Participant withdrawals                                    (70,115)            (129,778)             (44,452)             (32,512)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                           466,328           12,685,854              518,939              312,879
                                                  ===============================================================================

                                                                                                                    TEMPLETON
                                                     VIP GROWTH                                                    DEVELOPING
                                                    OPPORTUNITIES          VIP GROWTH         MUTUAL SHARES          MARKETS
                                                      PORTFOLIO            PORTFOLIO         SECURITIES FUND     SECURITIES FUND
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                      33,701              352,730              171,277               75,374
Participant deposits                                        26,519              158,839               56,278                  871
Participant transfers                                       10,241               88,013               89,365               (3,342)
Participant withdrawals                                     (3,848)             (56,862)              (9,625)              (5,605)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                            66,613              542,720              307,295               67,298
                                                  ===============================================================================

                                                     TEMPLETON             TEMPLETON            TEMPLETON          SCUDDER VIT
                                                      FOREIGN             GLOBAL ASSET           GROWTH          EAFE(R) EQUITY
                                                  SECURITIES FUND       ALLOCATION FUND      SECURITIES FUND       INDEX FUND
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                     157,954              158,302               79,141              159,472
Participant deposits                                        38,736                    -               77,012               57,814
Participant transfers                                      (16,358)              (4,351)              60,455               59,888
Participant withdrawals                                    (10,607)            (114,717)              (1,269)             (16,341)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                           169,725               39,234              215,339              260,833
                                                  ===============================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                   SUBACCOUNT
                                                  -------------------------------------------------------------------------------

                                                     SCUDDER VIT                                                      WANGER
                                                  EQUITY 500 INDEX         TECHNOLOGY        WANGER FOREIGN       INTERNATIONAL
                                                        FUND               PORTFOLIO              FORTY             SMALL CAP
                                                  -----------------  --------------------  ------------------   -----------------
Units outstanding, beginning of period                       1,521              614,064              182,905            1,029,870
Participant deposits                                        85,810               30,926                9,867               41,829
Participant transfers                                      514,559             (209,788)             (17,940)             (12,977)
Participant withdrawals                                    (29,374)             (37,313)              (8,931)             (38,496)
                                                  -------------------------------------------------------------------------------
Units outstanding, end of period                           572,516              397,889              165,901            1,020,226
                                                  ===============================================================================

                                                                          WANGER U.S.
                                                                            SMALLER
                                                    WANGER TWENTY          COMPANIES
                                                  -----------------  --------------------
Units outstanding, beginning of period                     137,153            1,337,069
Participant deposits                                         3,838              145,180
Participant transfers                                        2,975              104,706
Participant withdrawals                                    (30,127)             (83,774)
                                                  -------------------------------------
Units outstanding, end of period                           113,839            1,503,181
                                                  =====================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $13,071, $14,177 and $9,613 during the years ended December 31, 2003, 2002 and 2001, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, no contingent deferred sales charges apply.

 NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

    On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

    On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

    On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

     If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 13--OTHER

    Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

     On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

     The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Retirement Planner's
Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Retirement Planner's
Edge) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                                                     [VERSION B]


                             PHOENIX FREEDOM EDGE(SM)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                    PHL VARIABLE INSURANCE COMPANY


PHL Variable Insurance Company                     ANNUITY OPERATIONS DIVISION
One American Row                                                   PO Box 8027
Hartford, Connecticut                         Boston, Massachusetts 02266-8027




                                   May 1, 2004

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----


PHL Variable Insurance Company......................................         2


Underwriter.........................................................         2


Disruptive Trading and Market Timing................................         2


Performance History.................................................         2

Calculation of Yield and Return.....................................         5

Calculation of Annuity Payments ....................................         6

Experts ............................................................         7

Separate Account Financial Statements...............................      SA-1

Company Financial Statements........................................       F-1

PHL VARIABLE INSURANCE COMPANY

--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06102-5056.

    PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.



UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.



DISRUPTIVE TRADING AND MARKET TIMING

--------------------------------------------------------------------------------

    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.



                        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003


-------------------------------------------------------------------------------------------------
                                               Inception                     10       Since
                 Subaccount                      Date*     1 Year  5 Years  Years    Inception
-------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series           12/7/94    29.70%  -3.07%    N/A       4.30%
-------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series               10/29/01   26.09%    N/A     N/A       7.66%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
 Series                                         7/14/97    24.16%  -3.86%    N/A       1.75%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
 Series                                         10/29/01   23.99%    N/A     N/A      -1.16%
-------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                          5/1/95    36.00%  15.84%    N/A       13.35%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           12/7/94   24.41%  -9.42%    N/A       3.14%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
 Series                                          8/15/00   44.03%    N/A     N/A      -13.55%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              12/7/94   -0.98%   1.64%    N/A       2.48%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                          12/7/94   12.69%   6.69%    N/A       7.36%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      6/2/03     N/A     N/A     N/A       2.00%
 Series
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series            8/12/02   17.14%    N/A     N/A       8.79%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series     8/12/02   18.30%    N/A     N/A      13.19%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
 Series                                          8/12/02   27.69%    N/A     N/A      15.10%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series            8/12/02   36.67%    N/A     N/A      22.80%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series             8/12/02   26.66%    N/A     N/A      18.48%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series        8/12/02   15.82%    N/A     N/A      15.71%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series       8/12/02   28.10%    N/A     N/A      18.37%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series         8/12/02   22.42%    N/A     N/A      15.22%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series       12/20/99   18.84%    N/A     N/A      -13.15%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series              10/29/01   20.55%     N/A    N/A      -1.12%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                        10/29/01   22.80%    N/A     N/A       4.35%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                  12/20/99   25.31%    N/A     N/A      -2.00%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series      8/15/00   46.42%    N/A     N/A      -25.48%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series        3/2/98    25.37%  -1.83%    N/A       1.40%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    12/7/94    17.90%   2.15%    N/A       7.81%
-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series             3/2/98    21.84%   3.72%    N/A       4.77%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series   11/20/00   30.61%    N/A     N/A       1.53%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                          3/2/98    38.67%   8.89%    N/A       5.11%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                          11/20/00   41.51%    N/A     N/A       14.88%
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series             3/2/98    26.72%  -0.14%    N/A       3.08%
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series           1/29/96    35.01%  -3.93%    N/A       4.91%
-------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
 Growth Series                                  8/12/02    50.88%    N/A     N/A       34.75%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              3/30/01    27.39%    N/A     N/A      -3.32%
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                    3/30/01    23.03%    N/A     N/A      -6.86%
-------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        6/5/00    32.52%    N/A     N/A      -15.78%
-------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
 Securities II                                  7/15/99     0.67%    N/A     N/A       4.80%
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II              7/15/99    20.21%    N/A     N/A       0.99%
-------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio             6/5/00    26.25%    N/A     N/A      -2.85%
-------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio      6/5/00    27.53%    N/A     N/A      -9.52%
-------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                    6/5/00    30.61%    N/A     N/A      -12.61%
-------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    5/1/00    23.09%    N/A     N/A       5.82%
-------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                5/1/97    30.04%   0.03%    N/A       2.30%
-------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 5/1/00    29.97%    N/A     N/A       1.49%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                   6/2/03      N/A     N/A     N/A       4.95%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                   6/2/03      N/A     N/A     N/A      21.27%
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund        6/2/03      N/A     N/A     N/A      15.05%
-------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund           7/15/99    31.17%    N/A     N/A      -7.10%
-------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund               10/29/01   26.05%    N/A     N/A       1.08%
-------------------------------------------------------------------------------------------------
Technology Portfolio                            12/20/99   45.36%    N/A     N/A      -26.14%
-------------------------------------------------------------------------------------------------
Wanger International Select                      2/1/99    38.93%    N/A     N/A       8.10%
-------------------------------------------------------------------------------------------------
Wanger International Small Cap                   5/1/95    46.43%   8.73%    N/A      13.15%
-------------------------------------------------------------------------------------------------
Wanger Select                                    2/1/99    28.58%    N/A     N/A      12.54%
-------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    5/1/95    40.88%   7.01%    N/A      14.28%
-------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Separate Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                      ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------

                 Subaccount                    1994    1995   1996    1997     1998    1999    2000    2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          -1.53%  7.86%  16.77%  10.27%  25.91%   27.46% -17.15% -25.26%  -16.17%  29.76%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                              -12.31%  26.15%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
 Series                                                                       29.60%   16.95% -12.88% -13.32%  -24.90%  24.22%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
 Series                                                                                                        -26.26%  24.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
 Series                                                       31.00%  20.13% -22.46%   3.12%   28.73%   4.91%   10.29%  36.06%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         -0.14% 28.82%  10.79%  19.17%  27.96%   27.63% -19.09% -35.64%  -26.01%  24.47%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
 Series                                                                                               -27.91%  -29.94%  44.09%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series             2.20%  4.03%   3.36%   3.52%   3.43%    3.16%   4.36%   2.16%   -0.20%  -0.92%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                        -6.97% 21.59%  10.63%   9.33%  -5.67%    3.78%   4.80%   4.39%    8.24%  12.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
 Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                   17.20%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                            18.36%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
 Series                                                                                                                 27.74%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                   36.73%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                    26.72%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                               15.88%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                              28.16%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                22.48%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                     -12.58% -25.07%  -29.98%  18.90%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                             -22.06%  20.61%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                       -15.22%  22.86%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                 -7.06%  -7.49%  -16.85%  25.37%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           -34.14%  -38.58%  46.48%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                             15.16%   -8.09%  -9.64%  -23.75%  25.43%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series   -3.00% 16.37%   7.32%  18.83% 18.88%    9.50%   -1.01%   0.24%  -12.99%  17.96%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                  22.37%   30.10% -19.28%  -23.18%  21.90%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                         -8.33%   -15.83%  30.67%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
 Series                                                                              -11.71%   15.06%  21.02%  -10.01%  38.73%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                                13.91%  -10.00%  41.57%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                  43.34%   11.95% -26.33%  -33.58%  26.78%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 15.33% 42.41%   52.55%  -12.88% -28.53%  -36.02%  35.07%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
 Growth Series                                                                                                          50.94%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              0.87% 33.54%  15.70%  11.70% 17.41%   42.32%  -12.32% -24.51%  -25.57%  27.45%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                    2.39% 34.09%  13.18%  21.73% 30.31%   27.84   -16.00% -13.96%  -31.37%  23.09%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     10.24%  17.78% 55.33%   75.24%  -26.03% -17.28%  -34.97%  32.57%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
 Securities II                                         7.05%   2.53%   6.86%  5.95%   -2.17%    9.23%   5.32%    7.31%   0.73%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    18.47%  12.49%  12.03%  1.07%    0.69%  -10.47%  -0.25%   -0.23%  20.27%
------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Contrafund(R) Portfolio                                         27.88%   22.18%   -8.19% -13.77%  -10.87%  26.30%
------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Opportunities Portfolio                                  22.53%    2.53%  -18.50% -15.82%  -23.17%  27.59%
------------------------------------------------------------------------------------------------------------------------------
VIP Fidelity Growth Portfolio                                                37.17%   35.11%  -12.48% -19.04%  -31.31%  30.67%
------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                         15.58% -1.77%   11.78%   11.46%   5.33%  -13.22%  23.15%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              -4.04% 13.65%  21.78%  11.86%  7.31%   21.30%   -3.92% -17.34%  -19.86%  30.10%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      10.66%  19.05%  11.42%  6.98%   18.92%   -0.13%  -2.88%  -19.79%  30.03%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                               28.00%   21.31%  -21.56% -24.80%  -36.75%  36.97%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                               27.83%
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                        19.68%   25.61%  -17.98% -25.89%  -22.85%  31.23%
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                            26.67%   18.48%  -10.67% -13.60%  -23.56%  26.11%
------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                          -24.81% -49.68%  -49.78%  45.42%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                    -3.13% -27.80%  -16.64%  38.98%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                29.93%  -3.03% 14.49%  122.93%  -29.00% -22.54%  -15.21%  46.49%
------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                   7.73%   7.34%   -9.09%  28.64%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 44.29%  27.38%  6.97%   23.10%   -9.62%   9.60%  -18.14%  40.94%

------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2003:


Value of hypothetical pre-existing account with exactly one
  Unit at the beginning of the period:.........................       $1.000000


Value of the same account (excluding capital changes) at
  the end of the 7-day period:.................................        0.999828


Calculation:


   Ending account value........................................        0.999828
   Less beginning account value................................        1.000000
   Net change in account value.................................       -0.000172


Base period return:

   (net change/beginning account value)........................       -0.000172
   Current yield = return x (365/7) =..........................          -0.90%
   Effective yield = [(1 + return)(365/7)] -1 =................          -0.89%



   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1)  We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]


    We normally calculate total return for one, five and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM)

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Freedom Edge(SM) Death Benefit Option 1 and 2) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                                  [LOGO] PHOENIX







                                     PHOENIX
                                      FREEDOM
                                        EDGE(SM)







--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                        DECEMBER 31, 2003







--------------------------------------------------------------------------------
VA0880AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                            PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE    PHOENIX-DUFF &
                                                            ABERDEEN             MID-CAP           BERNSTEIN        PHELPS REAL
                                                          INTERNATIONAL          EQUITY            ENHANCED       ESTATE SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        27,738     $        37,732    $         5,176    $        54,566
                                                        =================   =================  =================  =================
     Investment at market                                $        30,548     $        40,077    $         5,733    $        56,593
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             30,548              40,077              5,733             56,593
LIABILITIES
     Accrued expenses                                                 80                  57                  8                 74
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        30,468     $        40,020    $         5,725    $        56,519
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    25,835              36,271              5,177             48,295
                                                        =================   =================  =================  =================
Unit value                                               $      1.179348     $      1.103381    $      1.105901    $      1.170275
                                                        =================   =================  =================  =================

                                                                                PHOENIX-
                                                            PHOENIX-          ENGEMANN SMALL                      PHOENIX-GOODWIN
                                                            ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                         CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        16,549     $        27,796    $       648,612    $       628,388
                                                        =================   =================  =================  =================
     Investment at market                                $        17,694     $        28,560    $       648,612    $       625,564
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             17,694              28,560            648,612            625,564
LIABILITIES
     Accrued expenses                                                 25                  40              1,450                496
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        17,669     $        28,520    $       647,162    $       625,068
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    16,398              25,122            650,055            591,435
                                                        =================   =================  =================  =================
Unit value                                               $      1.077474     $      1.135317    $      0.995550    $      1.056866
                                                        =================   =================  =================  =================

                                                         PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                          MULTI-SECTOR        PHOENIX-JANUS       JANUS-KAYNE       INTERNATIONAL
                                                         SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       341,594     $       120,985    $        16,433    $         2,960
                                                        =================   =================  =================  =================
     Investment at market                                $       345,546     $       119,449    $        17,068    $         3,090
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            345,546             119,449             17,068              3,090
LIABILITIES
     Accrued expenses                                                459                 168                 24                  9
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       345,087     $       119,281    $        17,044    $         3,081
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   333,452             116,791             15,844              2,617
                                                        =================   =================  =================  =================
Unit value                                               $      1.034893     $      1.021330    $      1.075733    $      1.177663
                                                        =================   =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                         PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                         SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        58,421     $        48,589    $        35,361    $         3,024
                                                        =================   =================  =================  =================
     Investment at market                                $        63,204     $        48,199    $        38,157    $         3,270
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             63,204              48,199             38,157              3,270
LIABILITIES
     Accrued expenses                                                 89                  32                 53                  5
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        63,115     $        48,167    $        38,104    $         3,265
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    54,664              45,513             33,776              2,849
                                                        =================   =================  =================  =================
Unit value                                               $      1.154625     $      1.058320    $      1.128164    $      1.145691
                                                        =================   =================  =================  =================

                                                            PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                         INVESTORS GROWTH       PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                              STOCK                VALUE             DOW 30            INDEX(R)
                                                            SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        57,622     $         8,212    $         7,782    $         8,113
                                                        =================   =================  =================  =================
     Investment at market                                $        60,183     $         9,205    $         8,284    $         8,873
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             60,183               9,205              8,284              8,873
LIABILITIES
     Accrued expenses                                                 86                  16                 12                 15
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        60,097     $         9,189    $         8,272    $         8,858
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    57,078               8,068              7,331              7,789
                                                        =================   =================  =================  =================
Unit value                                               $      1.052897     $      1.139004    $      1.128478    $      1.137085
                                                        =================   =================  =================  =================

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           AND INCOME           ALLOCATION          EQUITY             VALUE
                                                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        25,805     $       175,421    $        26,017    $         4,858
                                                        =================   =================  =================  =================
     Investment at market                                $        27,479     $       178,439    $        27,211    $         4,997
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             27,479             178,439             27,211              4,997
LIABILITIES
     Accrued expenses                                                 29                 146                 33                  3
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        27,450     $       178,293    $        27,178    $         4,994
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    24,543             164,985             25,174              4,379
                                                        =================   =================  =================  =================
Unit value                                               $      1.118476     $      1.080669    $      1.079582    $      1.140811
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                          MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        77,161     $         5,846    $        19,442    $         7,286
                                                        =================   =================  =================  =================
     Investment at market                                $        80,350     $         6,461    $        19,617    $         7,625
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             80,350               6,461             19,617              7,625
LIABILITIES
     Accrued expenses                                                 86                   7                 28                 11
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        80,264     $         6,454    $        19,589    $         7,614
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    66,756               5,261             18,296              6,867
                                                        =================   =================  =================  =================
Unit value                                               $      1.202370     $      1.226914    $      1.070733    $      1.108746
                                                        =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION           EQUITY         LEVERAGED ALLCAP
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        48,608     $         1,678    $        12,486    $        12,190
                                                        =================   =================  =================  =================
     Investment at market                                $        47,353     $         1,714    $        13,816    $        12,622
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             47,353               1,714             13,816             12,622
LIABILITIES
     Accrued expenses                                                 36                   2                 20                 12
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        47,317     $         1,712    $        13,796    $        12,610
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    41,315               1,542             12,605             11,658
                                                        =================   =================  =================  =================
Unit value                                               $      1.145261     $      1.110571    $      1.094450    $      1.081717
                                                        =================   =================  =================  =================

                                                          FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.           INCOME BOND
                                                           GOVERNMENT          FUND II --             VIP            VIP GROWTH
                                                          SECURITIES II       PRIMARY SHARES     CONTRAFUND(R)      OPPORTUNITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       348,623     $       189,345    $        11,690    $         8,111
                                                        =================   =================  =================  =================
     Investment at market                                $       350,819     $       192,190    $        12,291    $         8,890
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            350,819             192,190             12,291              8,890
LIABILITIES
     Accrued expenses                                                494                 170                 12                 14
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       350,325     $       192,020    $        12,279    $         8,876
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   345,857             179,311             10,905              7,971
                                                        =================   =================  =================  =================
Unit value                                               $      1.012920     $      1.070870    $      1.125951    $      1.113680
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                                              MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $       141,998     $        90,678    $        30,806    $       215,050
                                                        =================   =================  =================  =================
     Investment at market                                $       148,194     $        91,791    $        33,428    $       222,377
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                            148,194              91,791             33,428            222,377
LIABILITIES
     Accrued expenses                                                141                  28                 65                126
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $       148,053     $        91,763    $        33,363    $       222,251
                                                        =================   =================  =================  =================
Accumulation units outstanding                                   132,296              81,910             28,709            192,790
                                                        =================   =================  =================  =================
Unit value                                               $      1.119103     $      1.120292    $      1.162146    $      1.152825
                                                        =================   =================  =================  =================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                          RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        24,324     $         5,979    $        11,452    $        19,450
                                                        =================   =================  =================  =================
     Investment at market                                $        23,523     $         6,757    $        11,662    $        21,162
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             23,523               6,757             11,662             21,162
LIABILITIES
     Accrued expenses                                                 35                  10                 16                 30
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        23,488     $         6,747    $        11,646    $        21,132
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    24,937               5,776             10,539             17,832
                                                        =================   =================  =================  =================
Unit value                                               $      0.941899     $      1.168121    $      1.104953    $      1.185132
                                                        =================   =================  =================  =================

                                                                                                    WANGER
                                                           SCUDDER VIT                           INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY          SMALL CAP        WANGER TWENTY
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------   -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        68,087     $         2,577    $       131,460    $        11,313
                                                        =================   =================  =================  =================
     Investment at market                                $        72,476     $         2,850    $       136,102    $        11,711
                                                        -----------------   -----------------  -----------------  -----------------
         Total assets                                             72,476               2,850            136,102             11,711
LIABILITIES
     Accrued expenses                                                102                   4                139                 17
                                                        -----------------   -----------------  -----------------  -----------------
NET ASSETS                                               $        72,374     $         2,846    $       135,963    $        11,694
                                                        =================   =================  =================  =================
Accumulation units outstanding                                    64,924               2,497            109,840             11,001
                                                        =================   =================  =================  =================
Unit value                                               $      1.114769     $      1.139935    $      1.237820    $      1.063052
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)

                                                            WANGER U.S.
                                                        SMALLER COMPANIES
                                                            SUBACCOUNT
                                                        -----------------
ASSETS
     Investment at cost                                  $        70,169
                                                        =================
     Investment at market                                $        74,440
                                                        -----------------
         Total assets                                             74,440
LIABILITIES
     Accrued expenses                                                106
                                                        -----------------
NET ASSETS                                               $        74,334
                                                        =================
Accumulation units outstanding                                    64,711
                                                        =================
Unit value                                               $      1.148704
                                                        =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                            PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE    PHOENIX-DUFF &
                                                            ABERDEEN             MID-CAP           BERNSTEIN        PHELPS REAL
                                                          INTERNATIONAL          EQUITY            ENHANCED       ESTATE SECURITIES
                                                          SUBACCOUNT(6)       SUBACCOUNT(6)      SUBACCOUNT(5)      SUBACCOUNT(2)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           114     $             -    $            22    $           475
Expenses
     Mortality and expense fees                                      164                 126                 23                171
     Indexing (gain) loss                                              8                   4                  1                  5
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                         (58)               (130)                (2)               299
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   5,075                   2                  9                 (6)
Net realized gain distribution from Fund                               -                   -                  -              1,378
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,810               2,345                557              2,027
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      7,885               2,347                566              3,399
Net increase (decrease) in net assets resulting from
     operations                                          $         7,827     $         2,217    $           564    $         3,698
                                                        =================   =================  =================  =================

                                                                                PHOENIX-
                                                            PHOENIX-          ENGEMANN SMALL                      PHOENIX-GOODWIN
                                                            ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                         CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                          SUBACCOUNT(4)       SUBACCOUNT(4)      SUBACCOUNT(1)      SUBACCOUNT(5)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $           751    $         7,857
Expenses
     Mortality and expense fees                                       72                  82              2,021                514
     Indexing (gain) loss                                             10                   4                 18                  6
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                         (82)                (86)            (1,288)             7,337
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       -                   -                  -                  1
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,145                 764                  -             (2,824)
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,145                 764                  -             (2,823)
Net increase (decrease) in net assets resulting from
     operations                                          $         1,063     $           678    $        (1,288)   $         4,514
                                                        =================   =================  =================  =================

                                                         PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                          MULTI-SECTOR        PHOENIX-JANUS      PHOENIX-KAYNE       INTERNATIONAL
                                                         SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                          SUBACCOUNT(2)       SUBACCOUNT(5)      SUBACCOUNT(3)      SUBACCOUNT(14)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $         5,778     $           850    $            87    $            15
Expenses
     Mortality and expense fees                                    1,239                 397                 66                  9
     Indexing (gain) loss                                             20                   6                  1                  -
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                       4,519                 447                 20                  6
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      30                  (1)                 -                (37)
Net realized gain distribution from Fund                               -               2,372                107                  3
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,952              (1,536)               635                130
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,982                 835                742                 96
Net increase (decrease) in net assets resulting from
     operations                                          $         8,501     $         1,282    $           762    $           102
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                               PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                         PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                         SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                          SUBACCOUNT(6)        SUBACCOUNT(5)      SUBACCOUNT(6)     SUBACCOUNT(7)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $            47     $           616    $           148    $            14
Expenses
     Mortality and expense fees                                      219                  39                122                 11
     Indexing (gain) loss                                              9                   -                  5                  1
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (181)                577                 21                  2
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      44                   2                 37                  -
Net realized gain distribution from Fund                             574                 396                 72                 17
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,783                (390)             2,796                246
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      5,401                   8              2,905                263
Net increase (decrease) in net assets resulting from
     operations                                          $         5,220     $           585    $         2,926    $           265
                                                        =================   =================  =================  =================

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                         INVESTORS GROWTH       PHOENIX-MFS    PHOENIX-NORTHERN      NASDAQ-100
                                                              STOCK                VALUE             DOW 30            INDEX(R)
                                                          SUBACCOUNT(10)       SUBACCOUNT(2)    SUBACCOUNT(12)      SUBACCOUNT(2)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $            99    $            36    $             -
Expenses
     Mortality and expense fees                                      185                  49                 16                 49
     Indexing (gain) loss                                              4                  (1)                 1                 (2)
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (189)                 51                 19                (47)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      17                   2                  -                  2
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,561                 993                502                760
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      2,578                 995                502                762
Net increase (decrease) in net assets resulting from
     operations                                          $         2,389     $         1,046    $           521    $           715
                                                        =================   =================  =================  =================

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                           AND INCOME           ALLOCATION          EQUITY             VALUE
                                                          SUBACCOUNT(2)       SUBACCOUNT(13)     SUBACCOUNT(9)     SUBACCOUNT(15)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           115     $         1,019    $            32    $            58
Expenses
     Mortality and expense fees                                       70                 146                 47                  3
     Indexing (gain) loss                                             (1)                  4                  1                  -
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                          46                 869                (16)                55
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       8                   -                  -                  -
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,674               3,018              1,194                139
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,682               3,018              1,194                139
Net increase (decrease) in net assets resulting from
     operations                                          $         1,728     $         3,887    $         1,178    $           194
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                          MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                          SUBACCOUNT(5)       SUBACCOUNT(5)     SUBACCOUNT(11)      SUBACCOUNT(8)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           125     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                      163                  14                 53                 24
     Indexing (gain) loss                                              7                   1                  -                  1
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                         (45)                (15)               (53)               (25)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       7                   8                 36                  -
Net realized gain distribution from Fund                           2,229                  69                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,189                 615                175                339
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      5,425                 692                211                339
Net increase (decrease) in net assets resulting from
     operations                                          $         5,380     $           677    $           158    $           314
                                                        =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION          EQUITY         LEVERAGED ALLCAP
                                                          SUBACCOUNT(13)      SUBACCOUNT(14)     SUBACCOUNT(1)      SUBACCOUNT(8)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $            38    $             -
Expenses
     Mortality and expense fees                                       37                   2                 74                 22
     Indexing (gain) loss                                              1                   -                  1                  -
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                         (38)                 (2)               (37)               (22)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (2)                  -                  3                  -
Net realized gain distribution from Fund                           2,507                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                (1,255)                 36              1,330                432
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      1,250                  36              1,333                432
Net increase (decrease) in net assets resulting from
     operations                                          $         1,212     $            34    $         1,296    $           410
                                                        =================   =================  =================  =================

                                                          FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.           INCOME BOND
                                                           GOVERNMENT          FUND II --             VIP            VIP GROWTH
                                                          SECURITIES II       PRIMARY SHARES     CONTRAFUND(R)      OPPORTUNITIES
                                                          SUBACCOUNT(2)        SUBACCOUNT(1)     SUBACCOUNT(7)      SUBACCOUNT(2)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                    1,288                 249                 22                 47
     Indexing (gain) loss                                             12                   3                  1                  -
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                      (1,300)               (252)               (23)               (47)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (1)                  2                  -                  1
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,196               2,845                601                779
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      2,195               2,847                601                780
Net increase (decrease) in net assets resulting from
     operations                                          $           895     $         2,595    $           578    $           733
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                              MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                          SUBACCOUNT(5)       SUBACCOUNT(7)      SUBACCOUNT(6)      SUBACCOUNT(13)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                      218                  48                127                127
     Indexing (gain) loss                                              5                   1                  5                  4
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (223)                (49)              (132)              (131)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      76                   1              1,563                 30
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 6,196               1,113              2,622              7,327
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      6,272               1,114              4,185              7,357
Net increase (decrease) in net assets resulting from
     operations                                          $         6,049     $         1,065    $         4,053    $         7,226
                                                        =================   =================  =================  =================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                          RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFER(R) EQUITY
                                                           TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                          SUBACCOUNT(3)        SUBACCOUNT(3)     SUBACCOUNT(8)      SUBACCOUNT(11)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                      105                  31                 36                 48
     Indexing (gain) loss                                              -                   1                  1                  2
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (105)                (32)               (37)               (50)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (1)                  1                  -                160
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (801)                778                210              1,712
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                       (802)                779                210              1,872
Net increase (decrease) in net assets resulting from
     operations                                          $          (907)    $           747    $           173    $         1,822
                                                        =================   =================  =================  =================

                                                                                                    WANGER
                                                           SCUDDER VIT                           INTERNATIONAL
                                                        EQUITY 500 INDEX       TECHNOLOGY         SMALL CAP         WANGER TWENTY
                                                          SUBACCOUNT(6)       SUBACCOUNT(5)      SUBACCOUNT(7)       SUBACCOUNT(2)
                                                        -----------------   -----------------  -----------------  -----------------
Investment income
     Distributions                                       $             -     $             -    $             -    $             -
Expenses
     Mortality and expense fees                                      185                  12                152                 49
     Indexing (gain) loss                                              7                   -                  4                 (2)
                                                        -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                        (192)                (12)              (156)               (47)
                                                        -----------------   -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      11                   8              1,989                  -
Net realized gain distribution from Fund                               -                   -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,389                 273              4,642                398
                                                        -----------------   -----------------  -----------------  -----------------
Net gain (loss) on investment                                      4,400                 281              6,631                398
Net increase (decrease) in net assets resulting from
     operations                                          $         4,208     $           269    $         6,475    $           351
                                                        =================   =================  =================  =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                            WANGER U.S.
                                                        SMALLER COMPANIES
                                                          SUBACCOUNT(2)
                                                        -----------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                      251
     Indexing (gain) loss                                              3
                                                        -----------------
Net investment income (loss)                                        (254)
                                                        -----------------
Net realized gain (loss) from share transactions                      20
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,271
                                                        -----------------
Net gain (loss) on investment                                      4,291
Net increase (decrease) in net assets resulting from
     operations                                          $         4,037
                                                        =================



Footnotes for Statements of Operations
For the period ended December 31, 2003

(1)  From inception August 26, 2003 to December 31, 2003.              (8)  From inception October 16, 2003 to December 31, 2003.
(2)  From inception August 29, 2003 to December 31, 2003.              (9)  From inception October 17, 2003 to December 31, 2003.
(3)  From inception September 9, 2003 to December 31, 2003.            (10)  From inception October 20, 2003 to December 31, 2003.
(4)  From inception September 18, 2003 to December 31, 2003.           (11)  From inception October 27, 2003 to December 31, 2003.
(5)  From inception September 26, 2003 to December 31, 2003.           (12)  From inception October 31, 2003 to December 31, 2003.
(6)  From inception October 6, 2003 to December 31, 2003.              (13)  From inception November 20, 2003 to December 31, 2003.
(7)  From inception October 8, 2003 to December 31, 2003.              (14)  From inception December 4, 2003 to December 31, 2003.
                                                                       (15)  From inception December 15, 2003 to December 31, 2003.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                             PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE    PHOENIX-DUFF &
                                                             ABERDEEN             MID-CAP           BERNSTEIN        PHELPS REAL
                                                           INTERNATIONAL          EQUITY            ENHANCED       ESTATE SECURITIES
                                                           SUBACCOUNT(6)        SUBACCOUNT(6)     SUBACCOUNT(5)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (58)    $          (130)   $            (2)   $           299
     Net realized gain (loss)                                       5,075                   2                  9              1,372
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,810               2,345                557              2,027
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              7,827               2,217                564              3,698
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          29,281              19,343              5,407             49,194
     Participant transfers                                         (4,986)+            18,460                  -              5,525
     Participant withdrawals                                       (1,654)                  -               (246)            (1,898)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             22,641              37,803              5,161             52,821
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         30,468              40,020              5,725             56,519

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        30,468     $        40,020    $         5,725    $        56,519
                                                         =================   =================  =================  =================

                                                                                 PHOENIX-
                                                             PHOENIX-          ENGEMANN SMALL                       PHOENIX-GOODWIN
                                                             ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                          CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT(4)        SUBACCOUNT(4)     SUBACCOUNT(1)      SUBACCOUNT(5)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (82)    $           (86)   $        (1,288)   $         7,337
     Net realized gain (loss)                                           -                   -                  -                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             1,145                 764                  -             (2,824)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,063                 678             (1,288)             4,514
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          16,851               9,343          1,704,401            310,287
     Participant transfers                                              -              18,499         (1,055,947)           310,506
     Participant withdrawals                                         (245)                  -                 (4)              (239)
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             16,606              27,842            648,450            620,554
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         17,669              28,520            647,162            625,068

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        17,669     $        28,520    $       647,162    $       625,068
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                           MULTI-SECTOR        PHOENIX-JANUS      PHOENIX-KAYNE      INTERNATIONAL
                                                          SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                           SUBACCOUNT(2)       SUBACCOUNT(5)      SUBACCOUNT(3)      SUBACCOUNT(14)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS

     Net investment income (loss)                         $         4,519     $           447    $            20    $             6
     Net realized gain (loss)                                          30               2,371                107                (34)
     Net change in unrealized appreciation (depreciation)
         on investments                                             3,952              (1,536)               635                130
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              8,501               1,282                762                102
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         343,441             122,266             16,345              3,008
     Participant transfers                                              -                 725                (63)               (29)
     Participant withdrawals                                       (6,855)             (4,992)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            336,586             117,999             16,282              2,979
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        345,087             119,281             17,044              3,081

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       345,087     $       119,281    $        17,044    $         3,081
                                                         =================   =================  =================  =================

                                                                                PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                          PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                          SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                           SUBACCOUNT(6)        SUBACCOUNT(5)      SUBACCOUNT(6)      SUBACCOUNT(7)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (181)    $           577    $            21    $             2
     Net realized gain (loss)                                         618                 398                109                 17
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,783                (390)             2,796                246
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              5,220                 585              2,926                265
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          60,228              47,703             37,896              3,000
     Participant transfers                                              -                   -                (71)                 -
     Participant withdrawals                                       (2,333)               (121)            (2,647)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             57,895              47,582             35,178              3,000
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         63,115              48,167             38,104              3,265

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        63,115     $        48,167    $        38,104    $         3,265
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                           PHOENIX-MFS                                             PHOENIX-NORTHERN
                                                         INVESTORS GROWTH        PHOENIX-MFS    PHOENIX-NORTHERN      NASDAQ-100
                                                               STOCK                VALUE             DOW 30            INDEX(R)
                                                          SUBACCOUNT(10)        SUBACCOUNT(2)    SUBACCOUNT(12)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (189)    $            51    $            19    $           (47)
     Net realized gain (loss)                                          17                   2                  -                  2
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,561                 993                502                760
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              2,389               1,046                521                715
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          58,084               8,143              7,751              8,143
     Participant transfers                                           (376)++                -                  -                  -
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             57,708               8,143              7,751              8,143
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         60,097               9,189              8,272              8,858

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        60,097     $         9,189    $         8,272    $         8,858
                                                         =================   =================  =================  =================

                                                                                 PHOENIX-
                                                             PHOENIX-            OAKHURST           PHOENIX-       PHOENIX-SANFORD
                                                          OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE    BERNSTEIN GLOBAL
                                                            AND INCOME           ALLOCATION          EQUITY             VALUE
                                                           SUBACCOUNT(2)       SUBACCOUNT(13)     SUBACCOUNT(9)     SUBACCOUNT(15)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $            46     $           869    $           (16)   $            55
     Net realized gain (loss)                                           8                   -                  -                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             1,674               3,018              1,194                139
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,728               3,887              1,178                194
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          25,847              72,276             26,000              4,800
     Participant transfers                                              -             102,130                  -                  -
     Participant withdrawals                                         (125)                  -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             25,722             174,406             26,000              4,800
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         27,450             178,293             27,178              4,994

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        27,450     $       178,293    $        27,178    $         4,994
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                           MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT(5)       SUBACCOUNT(5)     SUBACCOUNT(11)      SUBACCOUNT(8)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (45)    $           (15)   $           (53)   $           (25)
     Net realized gain (loss)                                       2,236                  77                 36                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             3,189                 615                175                339
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              5,380                 677                158                314
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          47,488               5,903              2,408              7,300
     Participant transfers                                         29,973                   -             19,017                  -
     Participant withdrawals                                       (2,577)               (126)            (1,994)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             74,884               5,777             19,431              7,300
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         80,264               6,454             19,589              7,614

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        80,264     $         6,454    $        19,589    $         7,614
                                                         =================   =================  =================  =================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION           EQUITY         LEVERAGED ALLCAP
                                                          SUBACCOUNT(13)      SUBACCOUNT(14)      SUBACCOUNT(1)      SUBACCOUNT(8)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $           (38)    $            (2)   $           (37)   $           (22)
     Net realized gain (loss)                                       2,505                   -                  3                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                            (1,255)                 36              1,330                432
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              1,212                  34              1,296                410
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          11,274               1,671             12,500             12,200
     Participant transfers                                         34,831                   7                  -                  -
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             46,105               1,678             12,500             12,200
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         47,317               1,712             13,796             12,610

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        47,317     $         1,712    $        13,796    $        12,610
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                          FEDERATED FUND       FEDERATED HIGH
                                                             FOR U.S.           INCOME BOND
                                                            GOVERNMENT          FUND II --             VIP            VIP GROWTH
                                                           SECURITIES II       PRIMARY SHARES     CONTRAFUND(R)      OPPORTUNITIES
                                                           SUBACCOUNT(2)        SUBACCOUNT(1)     SUBACCOUNT(7)      SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $        (1,300)    $          (252)   $           (23)   $           (47)
     Net realized gain (loss)                                          (1)                  2                  -                  1
     Net change in unrealized appreciation (depreciation)
         on investments                                             2,196               2,845                601                779
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations                895               2,595                578                733
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         352,498              98,103             11,701              8,143
     Participant transfers                                            184              91,564                  -                  -
     Participant withdrawals                                       (3,252)               (242)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            349,430             189,425             11,701              8,143
                                                         -----------------   -----------------  -----------------  -----------------
    Net increase (decrease) in net assets                         350,325             192,020             12,279              8,876

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       350,325     $       192,020    $        12,279    $         8,876
                                                         =================   =================  =================  =================

                                                                               MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                            VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           SUBACCOUNT(5)       SUBACCOUNT(7)      SUBACCOUNT(6)      SUBACCOUNT(13)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (223)    $           (49)   $          (132)   $          (131)
     Net realized gain (loss)                                          76                   1              1,563                 30
     Net change in unrealized appreciation (depreciation)
         on investments                                             6,196               1,113              2,622              7,327
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              6,049               1,065              4,053              7,226
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          79,862               9,500             33,176             52,237
     Participant transfers                                         64,915              81,198             (1,561)           162,788
     Participant withdrawals                                       (2,773)                  -             (2,305)                 -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            142,004              90,698             29,310            215,025
                                                          -----------------   -----------------  -----------------  ----------------
     Net increase (decrease) in net assets                        148,053              91,763             33,363            222,251

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $       148,053     $        91,763    $        33,363    $       222,251
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                           RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                            TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                           SUBACCOUNT(3)        SUBACCOUNT(3)     SUBACCOUNT(8)      SUBACCOUNT(11)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (105)    $           (32)   $           (37)   $           (50)
     Net realized gain (loss)                                          (1)                  1                  -                160
     Net change in unrealized appreciation (depreciation)
         on investments                                              (801)                778                210              1,712
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations               (907)                747                173              1,822
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          24,395               6,000             11,473             19,465
     Participant transfers                                              -                   -                  -               (155)
     Participant withdrawals                                            -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             24,395               6,000             11,473             19,310
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         23,488               6,747             11,646             21,132

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        23,488     $         6,747    $        11,646    $        21,132
                                                         =================   =================  =================  =================

                                                                                                    WANGER
                                                            SCUDDER VIT                           INTERNATIONAL
                                                         EQUITY 500 INDEX       TECHNOLOGY         SMALL CAP         WANGER TWENTY
                                                           SUBACCOUNT(6)       SUBACCOUNT(5)      SUBACCOUNT(7)       SUBACCOUNT(2)
                                                         -----------------   -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (192)    $           (12)   $          (156)   $           (47)
     Net realized gain (loss)                                          11                   8              1,989                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,389                 273              4,642                398
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations              4,208                 269              6,475                351
                                                         -----------------   -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          70,472               2,703              6,300             11,343
     Participant transfers                                              -                   -            123,188                  -
     Participant withdrawals                                       (2,306)               (126)                 -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             68,166               2,577            129,488             11,343
                                                         -----------------   -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         72,374               2,846            135,963             11,694

NET ASSETS
     Beginning of period                                                -                   -                  -                  -
                                                         -----------------   -----------------  -----------------  -----------------
     End of period                                        $        72,374     $         2,846    $       135,963    $        11,694
                                                         =================   =================  =================  =================

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                             WANGER U.S.
                                                         SMALLER COMPANIES
                                                            SUBACCOUNT(2)
                                                         -----------------
FROM OPERATIONS
     Net investment income (loss)                         $          (254)
     Net realized gain (loss)                                          20
     Net change in unrealized appreciation (depreciation)
         on investments                                             4,271
                                                         -----------------
     Net increase (decrease) resulting from operations              4,037
                                                         -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          72,532
     Participant transfers                                           (325)
     Participant withdrawals                                       (1,910)
                                                         -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             70,297
                                                         -----------------
     Net increase (decrease) in net assets                         74,334

NET ASSETS
     Beginning of period                                                -
                                                         -----------------
     End of period                                        $        74,334
                                                         =================


+  Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
   February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1)  From inception August 26, 2003 to December 31, 2003.            (9)  From inception October 17, 2003 to December 31, 2003.
(2)  From inception August 29, 2003 to December 31, 2003.            (10)  From inception October 20, 2003 to December 31, 2003.
(3)  From inception September 9, 2003 to December 31, 2003.          (11)  From inception October 27, 2003 to December 31, 2003.
(4)  From inception September 18, 2003 to December 31, 2003.         (12)  From inception October 31, 2003 to December 31, 2003.
(5)  From inception September 26, 2003 to December 31, 2003.         (13)  From inception November 20, 2003 to December 31, 2003.
(6)  From inception October 6, 2003 to December 31, 2003.            (14)  From inception December 4, 2003 to December 31, 2003.
(7)  From inception October 8, 2003 to December 31, 2003.            (15)  From inception December 15, 2003 to December 31, 2003.
(8)  From inception October 16, 2003 to December 31, 2003.


                       See Notes to Financial Statements

            PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTIONS 1 AND 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Rydex Variable Trust, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------

            PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTIONS 1 AND 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

            PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTIONS 1 AND 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $            148,049                   $          125,386
      Phoenix-AIM Mid-Cap Equity Series                                             37,803                                   73
      Phoenix-Alliance/Bernstein Enhanced Index Series                               5,429                                  262
      Phoenix-Duff & Phelps Real Estate Securities Series                           56,507                                1,935
      Phoenix-Engemann Capital Growth Series                                        16,851                                  302
      Phoenix-Engemann Small & Mid-Cap Growth Series                                27,838                                   42
      Phoenix-Goodwin Money Market Series                                        1,905,419                            1,256,807
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             628,628                                  241
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                          349,216                                7,652
      Phoenix-Janus Flexible Income Series                                         126,202                                5,216
      Phoenix-Kayne Rising Dividends Series                                         16,539                                  106
      Phoenix-Lazard International Equity Select Series                            126,649                              123,652
      Phoenix-Lazard Small-Cap Value Series                                         60,864                                2,487
      Phoenix-Lord Abbett Bond-Debenture Series                                     48,715                                  128
      Phoenix-Lord Abbett Large-Cap Value Series                                    38,121                                2,797
      Phoenix-Lord Abbett Mid-Cap Value Series                                       3,031                                    7
      Phoenix-MFS Investors Growth Stock Series                                     58,085                                  480
      Phoenix-MFS Value Series                                                       8,243                                   33
      Phoenix-Northern Dow 30 Series                                                 7,787                                    5
      Phoenix-Northern Nasdaq-100 Index(R) Series                                    8,145                                   34
      Phoenix-Oakhurst Growth and Income Series                                     25,962                                  165
      Phoenix-Oakhurst Strategic Allocation Series                                 175,798                                  377
      Phoenix-Oakhurst Value Equity Series                                          26,033                                   16
      Phoenix-Sanford Bernstein Global Value Series                                  4,858                                    -
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                80,423                                3,269
      Phoenix-Sanford Bernstein Small-Cap Value Series                               5,973                                  135
      Phoenix-Seneca Mid-Cap Growth Series                                          21,440                                2,034
      Phoenix-Seneca Strategic Theme Series                                          7,300                                   14
      Phoenix-State Street Research Small-Cap Growth Series                         48,912                                  302

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $              1,678                   $                -
      AIM V.I. Premier Equity Fund                                                  12,538                                   55

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     12,200                                   10

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             352,666                                4,042
      Federated High Income Bond Fund II-- Primary Shares                          189,624                                  281

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   11,701                                   11
      VIP Growth Opportunities Portfolio                                             8,143                                   33
      VIP Growth Portfolio                                                         146,362                                4,440

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 90,698                                   21
      Templeton Foreign Securities Fund                                            152,528                              123,285
      Templeton Growth Securities Fund                                             217,560                                2,540

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                24,395                                   70
      Rydex Variable Trust Nova Fund                                                 6,000                                   22
      Rydex Variable Trust Sector Rotation Fund                                     11,472                                   20

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                        137,972                              118,682
      Scudder VIT Equity 500 Index Fund                                             70,475                                2,399

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           2,703                                  134

WANGER ADVISORS TRUST
---------------------
      Wanger International Small Cap                                               217,919                               88,448
      Wanger Twenty                                                                 11,345                                   32
      Wanger U.S. Smaller Companies                                                 72,543                                2,394

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2003 follows:

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(6)
     Accumulation units outstanding                                                                                     25,835
     Unit value                                                                                                      $1.179348
     Net assets (thousands)                                                                                                $30
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (0.57%)(16)
     Total return                                                                                                       10.60%


     PHOENIX-AIM MID-CAP EQUITY SERIES(6)
     Accumulation units outstanding                                                                                     36,271
     Unit value                                                                                                      $1.103381
     Net assets (thousands)                                                                                                $40
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.66%)(16)
     Total return                                                                                                        6.24%


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(5)
     Accumulation units outstanding                                                                                      5,177
     Unit value                                                                                                      $1.105901
     Net assets (thousands)                                                                                                 $6
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (0.14%)(16)
     Total return                                                                                                       10.77%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Accumulation units outstanding                                                                                     48,295
     Unit value                                                                                                      $1.170275
     Net assets (thousands)                                                                                                $57
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             2.79% (16)
     Total return                                                                                                       14.00%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(4)
     Accumulation units outstanding                                                                                     16,398
     Unit value                                                                                                      $1.077474
     Net assets (thousands)                                                                                                $18
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.83%)(16)
     Total return                                                                                                        3.31%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(4)
     Accumulation units outstanding                                                                                     25,122
     Unit value                                                                                                      $1.135317
     Net assets (thousands)                                                                                                $29
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.69%)(16)
     Total return                                                                                                        0.93%


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                                                    650,055
     Unit value                                                                                                      $0.995550
     Net assets (thousands)                                                                                               $647
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.02%)(16)
     Total return                                                                                                       (0.36%)


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(5)
     Accumulation units outstanding                                                                                    591,435
     Unit value                                                                                                      $1.056866
     Net assets (thousands)                                                                                               $625
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            22.82% (16)
     Total return                                                                                                        3.69%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(2)
     Accumulation units outstanding                                                                                    333,452
     Unit value                                                                                                      $1.034893
     Net assets (thousands)                                                                                               $345
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             5.72% (16)
     Total return                                                                                                        3.93%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(5)
     Accumulation units outstanding                                                                                    116,791
     Unit value                                                                                                      $1.021330
     Net assets (thousands)                                                                                               $119
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             1.80% (16)
     Total return                                                                                                        0.58%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     PHOENIX-KAYNE RISING DIVIDENDS SERIES(3)
     Accumulation units outstanding                                                                                     15,844
     Unit value                                                                                                      $1.075733
     Net assets (thousands)                                                                                                $17
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             0.49% (16)
     Total return                                                                                                        4.94%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
     Accumulation units outstanding                                                                                      2,617
     Unit value                                                                                                      $1.177663
     Net assets (thousands)                                                                                                 $3
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             1.06% (16)
     Total return                                                                                                        4.87%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(6)
     Accumulation units outstanding                                                                                     54,664
     Unit value                                                                                                      $1.154625
     Net assets (thousands)                                                                                                $63
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.32%)(16)
     Total return                                                                                                        9.31%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(5)
     Accumulation units outstanding                                                                                     45,513
     Unit value                                                                                                      $1.058320
     Net assets (thousands)                                                                                                $48
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            23.65% (16)
     Total return                                                                                                        4.71%


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(6)
     Accumulation units outstanding                                                                                     33,776
     Unit value                                                                                                      $1.128164
     Net assets (thousands)                                                                                                $38
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             0.28% (16)
     Total return                                                                                                        8.71%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(7)
     Accumulation units outstanding                                                                                      2,849
     Unit value                                                                                                      $1.145691
     Net assets (thousands)                                                                                                 $3
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             0.28% (16)
     Total return                                                                                                        8.82%


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(10)
     Accumulation units outstanding                                                                                     57,078
     Unit value                                                                                                      $1.052897
     Net assets (thousands)                                                                                                $60
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.64%)(16)
     Total return                                                                                                        4.11%


     PHOENIX-MFS VALUE SERIES(2)
     Accumulation units outstanding                                                                                      8,068
     Unit value                                                                                                      $1.139004
     Net assets (thousands)                                                                                                 $9
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             1.68% (16)
     Total return                                                                                                       12.85%


     PHOENIX-NORTHERN DOW 30 SERIES(12)
     Accumulation units outstanding                                                                                      7,331
     Unit value                                                                                                      $1.128478
     Net assets (thousands)                                                                                                 $8
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             1.94% (16)
     Total return                                                                                                        6.67%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(2)
     Accumulation units outstanding                                                                                      7,789
     Unit value                                                                                                      $1.137085
     Net assets (thousands)                                                                                                 $9
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.53%)(16)
     Total return                                                                                                        8.77%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
     Accumulation units outstanding                                                                                     24,543
     Unit value                                                                                                      $1.118476
     Net assets (thousands)                                                                                                $27
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             1.05% (16)
     Total return                                                                                                       11.12%


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(13)
     Accumulation units outstanding                                                                                    164,985
     Unit value                                                                                                      $1.080669
     Net assets (thousands)                                                                                               $178
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                             9.50% (16)
     Total return                                                                                                        4.65%


     PHOENIX-OAKHURST VALUE EQUITY SERIES(9)
     Accumulation units outstanding                                                                                     25,174
     Unit value                                                                                                      $1.079582
     Net assets (thousands)                                                                                                $27
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (0.54%)(16)
     Total return                                                                                                        4.39%


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(15)
     Accumulation units outstanding                                                                                      4,379
     Unit value                                                                                                      $1.140811
     Net assets (thousands)                                                                                                 $5
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            25.91% (16)
     Total return                                                                                                        4.07%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                                     66,756
     Unit value                                                                                                      $1.202370
     Net assets (thousands)                                                                                                $80
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (0.44%)(16)
     Total return                                                                                                       16.68%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
     Accumulation units outstanding                                                                                      5,261
     Unit value                                                                                                      $1.226914
     Net assets (thousands)                                                                                                 $6
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.66%)(16)
     Total return                                                                                                       20.19%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(11)
     Accumulation units outstanding                                                                                     18,296
     Unit value                                                                                                      $1.070733
     Net assets (thousands)                                                                                                $20
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.59%)(16)
     Total return                                                                                                        2.47%


     PHOENIX-SENECA STRATEGIC THEME SERIES(8)
     Accumulation units outstanding                                                                                      6,867
     Unit value                                                                                                      $1.108746
     Net assets (thousands)                                                                                                 $8
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.64%)(16)
     Total return                                                                                                        3.77%


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                                                     41,315
     Unit value                                                                                                      $1.145261
     Net assets (thousands)                                                                                                $47
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.65%)(16)
     Total return                                                                                                        2.94%


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(14)
     Accumulation units outstanding                                                                                      1,542
     Unit value                                                                                                      $1.110571
     Net assets (thousands)                                                                                                 $2
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.62%)(16)
     Total return                                                                                                        2.04%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     AIM V.I. PREMIER EQUITY FUND(1)
     Accumulation units outstanding                                                                                     12,605
     Unit value                                                                                                      $1.094450
     Net assets (thousands)                                                                                                $14
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (0.80%)(16)
     Total return                                                                                                       10.36%

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(8)
     Accumulation units outstanding                                                                                     11,658
     Unit value                                                                                                      $1.081717
     Net assets (thousands)                                                                                                $13
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.63%)(16)
     Total return                                                                                                        1.18%


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
     Accumulation units outstanding                                                                                    345,857
     Unit value                                                                                                      $1.012920
     Net assets (thousands)                                                                                               $350
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.61%)(16)
     Total return                                                                                                        1.79%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
     Accumulation units outstanding                                                                                    179,311
     Unit value                                                                                                      $1.070870
     Net assets (thousands)                                                                                               $192
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.62%)(16)
     Total return                                                                                                        7.95%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(7)
     Accumulation units outstanding                                                                                     10,905
     Unit value                                                                                                      $1.125951
     Net assets (thousands)                                                                                                $12
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.66%)(16)
     Total return                                                                                                        6.71%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                                                                      7,971
     Unit value                                                                                                      $1.113680
     Net assets (thousands)                                                                                                 $9
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.60%)(16)
     Total return                                                                                                        9.01%


     VIP GROWTH PORTFOLIO(5)
     Accumulation units outstanding                                                                                    132,296
     Unit value                                                                                                      $1.119103
     Net assets (thousands)                                                                                               $148
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.64%)(16)
     Total return                                                                                                       10.55%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(7)
     Accumulation units outstanding                                                                                     81,910
     Unit value                                                                                                      $1.120292
     Net assets (thousands)                                                                                                $92
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.65%)(16)
     Total return                                                                                                        8.60%


     TEMPLETON FOREIGN SECURITIES FUND(6)
     Accumulation units outstanding                                                                                     28,709
     Unit value                                                                                                      $1.162146
     Net assets (thousands)                                                                                                $33
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.67%)(16)
     Total return                                                                                                        8.87%


     TEMPLETON GROWTH SECURITIES FUND(13)
     Accumulation units outstanding                                                                                    192,790
     Unit value                                                                                                      $1.152825
     Net assets (thousands)                                                                                               $222
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.65%)(16)
     Total return                                                                                                        8.13%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(3)
     Accumulation units outstanding                                                                                     24,937
     Unit value                                                                                                      $0.941899
     Net assets (thousands)                                                                                                $23
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.60%)(16)
     Total return                                                                                                       (5.41%)


     RYDEX VARIABLE TRUST NOVA FUND(3)
     Accumulation units outstanding                                                                                      5,776
     Unit value                                                                                                      $1.168121
     Net assets (thousands)                                                                                                 $7
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.64%)(16)
     Total return                                                                                                       12.45%


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(8)
     Accumulation units outstanding                                                                                     10,539
     Unit value                                                                                                      $1.104953
     Net assets (thousands)                                                                                                $12
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.66%)(16)
     Total return                                                                                                        0.46%


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(11)
     Accumulation units outstanding                                                                                     17,832
     Unit value                                                                                                      $1.185132
     Net assets (thousands)                                                                                                $21
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.67%)(16)
     Total return                                                                                                       10.18%


     SCUDDER VIT EQUITY 500 INDEX FUND(6)
     Accumulation units outstanding                                                                                     64,924
     Unit value                                                                                                      $1.114769
     Net assets (thousands)                                                                                                $72
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.66%)(16)
     Total return                                                                                                        7.47%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                  PERIOD ENDED
                                                                                                                  DECEMBER 31,
                                                                                                                  -------------
SUBACCOUNT                                                                                                            2003
----------                                                                                                        -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(5)
     Accumulation units outstanding                                                                                      2,497
     Unit value                                                                                                      $1.139935
     Net assets (thousands)                                                                                                 $3
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.61%)(16)
     Total return                                                                                                       10.14%


     WANGER INTERNATIONAL SMALL CAP(7)
     Accumulation units outstanding                                                                                    109,840
     Unit value                                                                                                      $1.237820
     Net assets (thousands)                                                                                               $136
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.65%)(16)
     Total return                                                                                                       11.28%


     WANGER TWENTY(2)
     Accumulation units outstanding                                                                                     11,001
     Unit value                                                                                                      $1.063052
     Net assets (thousands)                                                                                                $12
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.53%)(16)
     Total return                                                                                                        2.89%


     WANGER U.S. SMALLER COMPANIES(2)
     Accumulation units outstanding                                                                                     64,711
     Unit value                                                                                                      $1.148704
     Net assets (thousands)                                                                                                $74
     Mortality and expense ratio                                                                                         1.60% (16)
     Investment income ratio                                                                                            (1.62%)(16)
     Total return                                                                                                        9.31%

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)










MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1)  From inception August 26, 2003 to December 31, 2003.
(2)  From inception August 29, 2003 to December 31, 2003.
(3)  From inception September 9, 2003 to December 31, 2003.
(4)  From inception September 18, 2003 to December 31, 2003.
(5)  From inception September 26, 2003 to December 31, 2003.
(6)  From inception October 6, 2003 to December 31, 2003.
(7)  From inception October 8, 2003 to December 31, 2003.
(8)  From inception October 16, 2003 to December 31, 2003.
(9)  From inception October 17, 2003 to December 31, 2003.
(10)  From inception October 20, 2003 to December 31, 2003.
(11)  From inception October 27, 2003 to December 31, 2003.
(12)  From inception October 31, 2003 to December 31, 2003.
(13)  From inception November 20, 2003 to December 31, 2003.
(14)  From inception December 4, 2003 to December 31, 2003.
(15)  From inception December 15, 2003 to December 31, 2003.
(16)  Annualized.

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------
                                                            PHOENIX-           PHOENIX-AIM     PHOENIX-ALLIANCE    PHOENIX-DUFF &
                                                            ABERDEEN             MID-CAP           BERNSTEIN        PHELPS REAL
                                                          INTERNATIONAL          EQUITY            ENHANCED        ESTATE SECURITIES
                                                             SERIES              SERIES          INDEX SERIES           SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              27,350              18,625               5,416             45,222
Participant transfers                                                  -              17,646                   -              4,784
Participant withdrawals                                           (1,515)                  -                (239)            (1,711)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     25,835              36,271              5,177             48,295
                                                        ============================================================================

                                                                                PHOENIX-
                                                            PHOENIX-          ENGEMANN SMALL                      PHOENIX-GOODWIN
                                                            ENGEMANN            & MID-CAP      PHOENIX-GOODWIN      MULTI-SECTOR
                                                         CAPITAL GROWTH          GROWTH          MONEY MARKET       FIXED INCOME
                                                             SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              16,637               8,406           1,710,221            296,531
Participant transfers                                                  -              16,716          (1,060,163)           295,138
Participant withdrawals                                             (239)                  -                  (3)              (234)
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     16,398              25,122             650,055            591,435
                                                        ============================================================================

                                                         PHOENIX-GOODWIN                                            PHOENIX-LAZARD
                                                          MULTI-SECTOR        PHOENIX-JANUS       JANUS-KAYNE       INTERNATIONAL
                                                         SHORT TERM BOND     FLEXIBLE INCOME    RISING DIVIDENDS    EQUITY SELECT
                                                             SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                             340,139             121,012              15,903              2,679
Participant transfers                                                  -                 710                 (59)               (62)
Participant withdrawals                                           (6,687)             (4,931)                  -                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    333,452             116,791              15,844              2,617
                                                        ============================================================================

                                                                               PHOENIX-LORD       PHOENIX-LORD      PHOENIX-LORD
                                                         PHOENIX-LAZARD        ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP
                                                         SMALL-CAP VALUE        DEBENTURE            VALUE              VALUE
                                                              SERIES              SERIES             SERIES             SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                   -                  -
Participant deposits                                              56,765              45,631              36,336              2,849
Participant transfers                                                  -                   -                 (63)                 -
Participant withdrawals                                           (2,101)               (118)             (2,497)                 -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     54,664              45,513              33,776              2,849
                                                        ============================================================================

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------

                                                            PHOENIX-MFS                                           PHOENIX-NORTHERN
                                                         INVESTORS GROWTH       PHOENIX-MFS     PHOENIX-NORTHERN      NASDAQ-100
                                                           STOCK SERIES        VALUE SERIES      DOW 30 SERIES     INDEX(R) SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              57,435               8,068              7,331               7,789
Participant transfers                                               (357)                  -                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     57,078               8,068              7,331               7,789
                                                        ============================================================================

                                                                                PHOENIX-
                                                            PHOENIX-            OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                         OAKHURST GROWTH        STRATEGIC       OAKHURST VALUE     BERNSTEIN GLOBAL
                                                           AND INCOME           ALLOCATION          EQUITY              VALUE
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              24,662              68,686             25,174               4,379
Participant transfers                                                  -              96,299                  -                   -
Participant withdrawals                                             (119)                  -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     24,543             164,985             25,174               4,379
                                                        ============================================================================

                                                         PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            BERNSTEIN           BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                          MID-CAP VALUE      SMALL-CAP VALUE    MID-CAP GROWTH     STRATEGIC THEME
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              43,264               5,378              2,276               6,867
Participant transfers                                             25,775                   -             17,863                   -
Participant withdrawals                                           (2,283)               (117)            (1,843)                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     66,756               5,261             18,296               6,867
                                                        ============================================================================

                                                          PHOENIX-STATE
                                                         STREET RESEARCH    AIM V.I. CAPITAL   AIM V.I. PREMIER     ALGER AMERICAN
                                                         SMALL-CAP GROWTH     APPRECIATION          EQUITY         LEVERAGED ALLCAP
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                               9,783               1,536             12,605              11,658
Participant transfers                                             31,532                   6                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     41,315               1,542             12,605              11,658
                                                        ============================================================================

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ----------------------------------------------------------------------------


                                                          FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.           INCOME BOND            VIP            VIP GROWTH
                                                           GOVERNMENT          FUND II --        CONTRAFUND(R)      OPPORTUNITIES
                                                          SECURITIES II       PRIMARY SHARES      PORTOFOLIO         PORTOFOLIO
                                                        -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                             348,903              93,658             10,905               7,971
Participant transfers                                                182              85,887                  -                   -
Participant withdrawals                                           (3,228)               (234)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    345,857             179,311             10,905               7,971
                                                        ============================================================================

                                                                              MUTUAL SHARES    TEMPLETON FOREIGN   TEMPLETON GROWTH
                                                           VIP GROWTH          SECURITIES         SECURITIES         SECURITIES
                                                           PORTOFOLIO             FUND               FUND               FUND
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              74,424               9,162             30,815              47,640
Participant transfers                                             60,426              72,748                  -             145,150
Participant withdrawals                                           (2,554)                  -             (2,106)                  -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    132,296              81,910             28,709            192,790
                                                        ============================================================================

                                                                                                RYDEX VARIABLE       SCUDDER VIT
                                                          RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR      EAFE(R) EQUITY
                                                           TRUST JUNO           TRUST NOVA         ROTATION             INDEX
                                                              FUND                 FUND              FUND               FUND
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              24,937               5,776             10,539              17,832
Participant transfers                                                  -                   -                  -                   -
Participant withdrawals                                                -                   -                  -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     24,937               5,776             10,539              17,832
                                                        ============================================================================


                                                           SCUDDER VIT                              WANGER
                                                        EQUITY 500 INDEX       TECHNOLOGY        INTERNATIONAL
                                                             FUND              PORTOFOLIO          SMALL CAP        WANGER TWENTY
                                                        -----------------   -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                    -                   -                  -                   -
Participant deposits                                              67,103               2,612              5,586              11,001
Participant transfers                                                  -                   -            104,254                   -
Participant withdrawals                                           (2,179)               (115)                 -                   -
                                                        ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                     64,924               2,497            109,840              11,001
                                                        ============================================================================

              PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTION 1 & 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                         SUBACCOUNT
                                                      -----------------

                                                         WANGER U.S.
                                                      SMALLER COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period                  -
Participant deposits                                            66,690
Participant transfers                                             (283)
Participant withdrawals                                         (1,696)
                                                      -----------------
Accumulation units outstanding, end of period                   64,711
                                                      =================

            PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTIONS 1 AND 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.475% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively for Death Benefit Option 1.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 during the year ended December 31, 2003.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 11--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

            PHOENIX FREEDOM EDGE(SM) (DEATH BENEFIT OPTIONS 1 AND 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS


PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Freedom Edge(SM) Death Benefit Option 1 and 2):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Freedom Edge(SM) Death Benefit Option 1 and 2) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provides a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4)  (a)  Form of Variable Annuity Contract (Retirement Planner's
                         Edge) is incorporated by reference to Registrant's
                         Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

                    (b)  Form of Variable Annuity Contract (Phoenix Freedom
                         Edge) Form No. D615, is incorporated by reference to Registrants Form N-4, Post-Effective Amendment No. 8, filed via Edgar on February 28, 2003.

               (5)  (a)  Form of Application (Retirement Planner's Edge) is
                         incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

                    (b) Form of Application (Phoenix Freedom Edge), Form No. OL4067, is incorporated by reference to Registrants Form N-4, Post-Effective Amendment No. 8, filed via Edgar on February 28, 2003.

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) By-Laws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002 and filed herewith.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, filed herewith.

               (10) (a)  Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Robert J. Lautensack, Jr.*              President
Louis J. Lombardi*                      Senior Vice President
Robert J. Lombardi*                     Vice President and Appointed Actuary
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

* The business address of this individual is One American Row, Hartford, CT 06115
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 27.  NUMBER OF CONTRACT OWNERS
    As of April 1, 2004 there were 2,211 qualified and 6,883 nonqualified contracts.

ITEM 28.  INDEMNIFICATION.
    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Indemnification. Section 6.01. of the Bylaws of the company provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.
       1.  Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO serves as the principal underwriter for the following entities:

                Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

           (b)  Directors and Executive Officers of PEPCO.

           NAME                                    POSITION
           ----                                    --------
           Daniel T. Geraci*                       Director
           Michael J. Gilotti***                   Director
           Michael E. Haylon*                      Director
           John H. Beers*                          Vice President and Secretary
           Glenn H. Pease**                        Vice President, Finance and Treasurer
           John F. Sharry**                        President, Private Client Group
           Richard J. Wirth*                       Vice President, Compliance and Assistant Secretary

         * The business address of this individual is One American Row, Hartford, CT 06102
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
         *** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06115.

ITEM 31.  MANAGEMENT SERVICES
    Not applicable.

ITEM 32.  UNDERTAKINGS
    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2004.

                                              PHL VARIABLE INSURANCE COMPANY

                                              By /s/ Robert G. Lautensack, Jr.
                                                ------------------------------
                                                  Robert G. Lautensack, Jr.
                                                  President

                                              PHL VARIABLE ACCUMULATION ACCOUNT

                                              By: /s/ Robert G. Lautensack, Jr.
                                                 ------------------------------
                                                  Robert G. Lautensack, Jr.
                                                  President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2004.


       SIGNATURE                         TITLE
       ---------                        -------

                                        Director, Executive Vice President
-----------------------------
*Michael J. Gilotti

                                        Director, Executive Vice President and
-----------------------------           Chief Financial Officer
*Michael E. Haylon

                                        Director, Senior Vice President
-----------------------------
*Robert E. Primmer

/s/ Robert G. Lautensack, Jr.           President
-----------------------------
Robert G. Lautensack, Jr.

By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to a Power of Attorney on file with the Depositor.


                                      S-1